    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 25, 1999


                                                 REGISTRATION STATEMENT 33-65399
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------


                         POST-EFFECTIVE AMENDMENT NO. 4

                                       TO
                                    FORM S-6
               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2
                               ------------------

     A. Exact name of trust: KILICO VARIABLE SEPARATE ACCOUNT

     B. Name of depositor: KEMPER INVESTORS LIFE INSURANCE COMPANY

     C. Complete address of depositor's principal executive offices:

       1 Kemper Drive
       Long Grove, Illinois 60049

     D. Name and complete address of agent for service:

                             DEBRA P. REZABEK, ESQ.
                    Kemper Investors Life Insurance Company
                                 1 Kemper Drive
                           Long Grove, Illinois 60049

                                           COPIES TO:
               FRANK JULIAN, ESQ.                              JOAN E. BOROS, ESQ.
    Kemper Investors Life Insurance Company       Jorden Burt Boros Cicchetti Berenson & Johnson
                 1 Kemper Drive                         1025 Thomas Jefferson Street, N.W.
           Long Grove, Illinois 60049                               Suite 400E
                                                              Washington, D.C. 20007

     It is proposed that this filing will become effective (check appropriate box)


[ ] Immediately upon filing pursuant to paragraph (b), or


[X] 60 days after filing pursuant to paragraph (a)(1), or

[ ] on (date) pursuant to paragraph (b), or
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

     If appropriate, check the following box:

      [ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

     E. Title and amount of securities being registered:

         Units of Interests in the Separate Account under Flexible Premium Variable Life Insurance Policies.

     F. Approximate date of proposed public offering:

         Continuous.

     [ ] Check box if it is proposed that this filing will become effective on
         (date) at (time) pursuant to Rule 487.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This amendment to the registration statement on Form S-6 includes two prospectuses describing flexible premium variable life insurance policies which are substantially identical, except that the policy described in the second prospectus makes available to policy owners different investment subaccounts of Registrant than does the prospectus described in the original prospectus.

                         PROSPECTUS--            , 1999


--------------------------------------------------------------------------------

                           FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

                                   ISSUED BY

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                  THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

  HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049       (800) 321-9313


     This Prospectus describes a variable life insurance policy of Kemper Investors Life Insurance Company. The Policy provides life insurance and accumulates variable Cash Value. Policy benefits depend upon the investment experience of the KILICO Variable Separate Account. Generally, Policy premiums are flexible.



     The Policy is "life insurance" for federal tax purposes. If the Policy is a modified endowment contract, different tax rules apply to distributions. See "Federal Tax Matters", page 21 for a discussion of laws that affect the tax treatment of the Policy.



     A Policy owner has the following choices for allocating premium:



          - the Fixed Account, which accrues interest at our guaranteed rate, and



          - the Subaccounts of the Separate Account, which invest in portfolios of underlying mutual funds.



     The following portfolios of underlying mutual funds are currently available under the Policy:



          - Investors Fund Series


            - Kemper Money Market


            - Kemper Total Return


            - Kemper High Yield


            - Kemper Growth


            - Kemper Government


            - Kemper International


            - Kemper Small Cap Growth


- American Skandia Trust


  - Lord Abbett Growth and Income


  - JanCap Growth


  - T. Rowe Price International Equity


  - T. Rowe Price Asset Allocation


  - Founders Capital Appreciation


  - INVESCO Equity Income


  - PIMCO Total Return Bond


  - PIMCO Limited Maturity Bond


  - Neuberger & Berman Mid-Cap Growth



          - Fidelity Variable Insurance Products Fund


            - Fidelity VIP Equity-Income


            - Fidelity VIP High Income



          - Fidelity Variable Insurance Products Fund II


            - Fidelity VIP II Contrafund


            - Fidelity VIP II Index 500


- Fidelity Variable Insurance Products Fund III


  - Fidelity VIP III Growth Opportunities



- Scudder Variable Life Investment Fund


  - Scudder VLIF International (B-Shares)


  - Scudder VLIF Growth and Income (B-Shares)



     You may obtain more information about these portfolios in the attached prospectuses. Not all portfolios described in the prospectuses may be available under the Policy.



     The Policy owner chooses from two death benefit options. The Death Benefit is at least the amount shown in the Policy Specifications, unless there are loans. Cash Value is not guaranteed. If the Surrender Value does not cover all Policy charges, the Policy will lapse. The Policy Specifications show the guarantee premium and the guarantee period. The Policy will not lapse during the guarantee period if the guarantee premium is paid.



     The Policy owner may cancel the Policy and receive a refund during the Free-Look Period.



     If you already own a flexible premium variable life insurance policy, it may not be advantageous to buy additional insurance or to replace your policy with the Policy described in this Prospectus.



     THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT
     PROSPECTUS FOR THE AVAILABLE UNDERLYING PORTFOLIOS. YOU SHOULD READ AND RETAIN ALL PROSPECTUSES FOR FUTURE REFERENCE.



     YOU CAN FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               Page
                                                               ----
DEFINITIONS.................................................      1
SUMMARY.....................................................      2
KILICO AND THE SEPARATE ACCOUNT.............................      5
THE FUNDS...................................................      5
FIXED ACCOUNT OPTION........................................      8
THE POLICY..................................................      9
POLICY BENEFITS AND RIGHTS..................................     11
CHARGES AND DEDUCTIONS......................................     15
GENERAL PROVISIONS..........................................     18
DOLLAR COST AVERAGING.......................................     21
SYSTEMATIC WITHDRAWAL PLAN..................................     21
DISTRIBUTION OF POLICIES....................................     21
FEDERAL TAX MATTERS.........................................     22
LEGAL CONSIDERATIONS........................................     24
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................     24
VOTING INTERESTS............................................     24
STATE REGULATION OF KILICO..................................     25
KILICO'S DIRECTORS AND OFFICERS ............................     26
LEGAL MATTERS...............................................     28
LEGAL PROCEEDINGS...........................................     28
YEAR 2000 COMPLIANCE........................................     28
EXPERTS.....................................................     28
REGISTRATION STATEMENT......................................     29
FINANCIAL STATEMENTS........................................     29
CHANGE OF ACCOUNTANTS.......................................     29
APPENDIX A ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER
  VALUES AND DEATH BENEFITS.................................     65
APPENDIX B TABLE OF DEATH BENEFIT FACTORS...................     74

                                  DEFINITIONS

     ACCUMULATION UNIT--An accounting unit of measure used to calculate the value of each Subaccount.

     AGE--The Insured's age on his or her nearest birthday.

     BENEFICIARY--The person to whom the proceeds due on the Insured's death are paid.


     CASH VALUE--The sum of the value of Policy assets in the Separate Account, Fixed Account and Loan Account.



     DATE OF RECEIPT--The date on which a request, form or payment is received at our home office, provided: (1) that date is a Valuation Date and (2) we receive the request, form or payment before the close of the New York Stock Exchange (usually 3:00 p.m. Long Grove time). Otherwise, the next Valuation Date.



     DEBT--The sum of (1) the principal of any outstanding loan, plus (2) any loan interest due or accrued to KILICO.


     FIXED ACCOUNT--The amount of assets held in the General Account attributable to the fixed portion of the Policy.


     FREE-LOOK PERIOD--The time when a Policy owner may cancel the Policy and receive a refund. This time depends on the state where the Policy is issued; however, it will be at least 10 days from the date the owner receives the Policy.


     FUNDS--The underlying mutual funds in which the Subaccounts of the Separate Account invest.

     GENERAL ACCOUNT--The assets of KILICO other than those allocated to the Separate Account or any other separate account.

     GUIDELINE SINGLE PREMIUM--The maximum initial amount of premium that can be paid while retaining qualification as a life insurance policy under the Internal Revenue Code.

     INSURED--The person whose life is covered by the Policy and who is named in the Policy Specifications.

     ISSUE DATE--The date shown in the Policy Specifications. Incontestability and suicide periods are measured from the Issue Date.


     LOAN ACCOUNT--The amount of assets transferred from the Separate Account and the Fixed Account and held in the General Account as collateral for Debt.


     MATURITY DATE--The Policy Date anniversary nearest the Insured's 100th birthday.

     MONTHLY PROCESSING DATE--The same day in each month as the Policy Date.

     MORTALITY AND EXPENSE RISK CHARGE--A charge deducted in the calculation of the Accumulation Unit Value for the assumption of mortality risks and expense guarantees.


     PLANNED PREMIUM--The scheduled premium specified by the Policy owner in the application.



     POLICY DATE--The date shown in the Policy Specifications. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect subject to principles of conditional receipt.


     POLICY YEAR--Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

     SEPARATE ACCOUNT VALUE--The portion of the Cash Value in the Subaccount(s) of the Separate Account.


     SPECIFIED AMOUNT--The amount chosen by the Policy owner and used to calculate the death benefit. The Specified Amount is shown in the Policy Specifications.


     SUBACCOUNT--A subdivision of the Separate Account.


     SURRENDER VALUE--Cash Value minus (1) any applicable Surrender Charge and minus (2) any Debt.



     TRADE DATE--The date 30 days following the date the Policy owner completes all requirements for coverage and we record coverage under the Policy as in force.


     VALUATION DATE--Each business day on which valuation of the assets of the Separate Account is required by applicable law, which currently is each day that the New York Stock Exchange is open for trading.

     VALUATION PERIOD--The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

                                    SUMMARY


     This section summarizes this Prospectus. Please read the entire Prospectus. You should refer to the heading "Definitions" for the meaning of certain terms. If states require variations, they appear in supplements attached to this Prospectus or in endorsements to the Policy. Unless otherwise indicated, this Prospectus describes an in force Policy with no loans.



     The Policy owner pays a premium for life insurance coverage on the Insured. Generally, an owner may choose the amount and frequency of premium payments. The Policy provides for a Surrender Value which is payable if the Policy is terminated during an Insured's lifetime. The Death Benefit and Cash Value of the Policy may increase or decrease to reflect investment experience. Cash Value is not guaranteed. If the Surrender Value is insufficient to pay Policy charges, the Policy will lapse unless an additional premium payment or loan repayment is made. The Policy will remain in force during the guarantee period if the premiums paid, minus withdrawals and Debt, are at least equal to the guarantee premiums. (See "The Policy--Premiums and Allocation of Premiums and Separate Account Value," page 9, "Charges and Deductions," page 15, and "Policy Benefits and Rights," page 11.)



     A Policy may be issued as or become a modified endowment contract as a result of a material change or reduction in benefits as defined by the Internal Revenue Code. The Policy may also become a modified endowment contract if excess premiums are paid. For a Policy treated as a modified endowment contract, certain distributions will be included in the Policy owner's gross federal income (See "Federal Tax Matters," page 22.)



     The purpose of the Policy is to provide insurance protection for the beneficiary. The Policy is not comparable to a systematic investment plan of a mutual fund.


POLICY BENEFITS


     CASH VALUE. Cash Value reflects the amount and frequency of premium payments, the investment experience of the selected Subaccounts, any values in the Fixed Account and Loan Account, and Policy charges. The Policy owner bears the entire investment risk on amounts allocated to the Separate Account. We do not guarantee Separate Account Value. (See "Policy Benefits and Rights--Cash Value," page 13.)



     The Policy owner may surrender a Policy at any time and receive the Surrender Value. The Surrender Value is the Cash Value minus surrender charges and outstanding Debt. Partial withdrawals are available subject to restrictions. (See "Policy Benefits and Rights--Surrender Privilege," page 15.)



     POLICY LOANS. The Policy owner may borrow up to 90% of Cash Value minus surrender charges. The minimum amount of a loan is $500. Interest is charged at an effective annual rate of 4.50% in the first nine Policy Years and 3.00% thereafter. (See "Federal Tax Matters," page 22.)



     When a loan is made, a portion of Cash Value equal to the loan amount is transferred from the Separate Account and the Fixed Account (pro rata, unless the Policy owner requests otherwise) to the Loan Account. We credit 3% annual interest to Cash Value held in the Loan Account. (See "Policy Benefits and Rights--Policy Loans," page 14.)



     If the Policy is a modified endowment contract, a loan is treated as a taxable distribution. (See "Federal Tax Matters," page 22.)



     DEATH BENEFITS. An in force Policy pays a death benefit payment upon the death of the Insured. The Policy has two death benefit options. Under Option A, the death benefit is the Specified Amount stated in the Policy Specifications. Under Option B, the death benefit is the Specified Amount stated in the Policy Specifications plus the Cash Value. The death benefit is never less than the multiple of Cash Value specified in Appendix B. The death benefit payable is reduced by any Debt. (See "Policy Benefits and Rights--Death Benefits," page 11.)


PREMIUMS


     The amount and frequency of premium payments are flexible. The Policy owner specifies a Planned Premium on the application. However, the owner is not required to make the planned premiums, and, subject to certain restrictions, may make premium payments in any amount and at any frequency. The amount, frequency, and period of time over which an owner pays premiums affects whether the Policy will be classified as a modified endowment contract. The minimum monthly premium payment is $50. Other minimums apply for other payment modes.


     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, Surrender Value must be sufficient to cover all Policy charges for the Policy to remain in force. A Policy will remain in force during the guarantee period if premiums paid, less withdrawals and Debt, equal or exceed the sum of the guarantee premiums. (See "The Policy--Premiums," page 9.)


THE SEPARATE ACCOUNT


     ALLOCATION OF PREMIUMS. The portion of the premium available for allocation equals the premium paid less applicable charges. A Policy owner indicates in the application the percentages of premium to be allocated among the Subaccounts of the Separate Account and the Fixed Account. The Policy currently offers twenty-three Subaccounts, each of which invests in shares of a designated portfolio of one of the Funds.



     The initial premium, minus applicable charges, is allocated to the Kemper Money Market Subaccount on the day after receipt. On the Trade Date, the Separate Account Value in the Kemper Money Market Subaccount is allocated among the Subaccounts and the Fixed Account in accordance with the Policy owner's instructions in the application. (See "The Policy -- Policy Issue," page 9.)



     TRANSFERS. The Policy owner may transfer Separate Account Value among the Subaccounts once every fifteen days. One annual transfer is permitted between the Fixed Account and the Subaccounts. (See "Allocation of Premiums and Separate Account Value," page 9.)


THE FUNDS


     The following portfolios of Investors Fund Series are currently available for investment by the Separate Account:



          - KEMPER MONEY MARKET PORTFOLIO



          - KEMPER TOTAL RETURN PORTFOLIO



          - KEMPER HIGH YIELD PORTFOLIO



          - KEMPER GROWTH PORTFOLIO



          - KEMPER GOVERNMENT SECURITIES PORTFOLIO



          - KEMPER INTERNATIONAL PORTFOLIO



          - KEMPER SMALL CAP GROWTH PORTFOLIO.


     The following portfolios of American Skandia Trust are currently available for investment by the Separate Account:


          - LORD ABBETT GROWTH AND INCOME



          - JANCAP GROWTH



          - T. ROWE PRICE INTERNATIONAL EQUITY



          - T. ROWE PRICE ASSET ALLOCATION



          - FOUNDERS CAPITAL APPRECIATION



          - INVESCO EQUITY INCOME



          - PIMCO TOTAL RETURN BOND



          - PIMCO LIMITED MATURITY BOND



          - NEUBERGER & BERMAN MID-CAP GROWTH (FORMERLY BERGER CAPITAL GROWTH).


     The following portfolios of Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Fidelity Variable Insurance Products Fund III are currently available for investment by the Separate
Account:


          - FIDELITY VIP EQUITY-INCOME



          - FIDELITY VIP HIGH INCOME



          - FIDELITY VIP II CONTRAFUND



          - FIDELITY VIP II INDEX 500

          - FIDELITY VIP III GROWTH OPPORTUNITIES.


The following portfolios of Scudder Variable Life Investment Fund are currently available for investment by the Separate Account:


          - SCUDDER VLIF INTERNATIONAL (B-SHARES)



          - SCUDDER VLIF GROWTH AND INCOME (B-SHARES).


     For a more detailed description of the Funds, see "The Funds," page 5, the Funds' prospectuses, and Statements of Additional Information available upon request.

CHARGES


     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. In addition, we deduct a charge of 1% of each premium payment to compensate us for corporate income tax liability. (See Charges and Deductions--Deductions from Premiums, page 15.) We currently do not deduct any other charges from premium or the Separate Account for federal, state or other taxes. Should we determine that these taxes apply, we may make deductions from the Separate Account to pay those taxes. (See "Federal Tax Matters," page 22.)



     We will deduct a charge from Cash Value in each Subaccount and the Fixed Account on the Policy Date and on each Monthly Processing Date for the cost of life insurance coverage. In addition, we deduct an asset charge, at an annual rate of .90%, from each Subaccount on a daily basis for our assumption of mortality and expense risks. (See "Charges and Deductions--Cost of Insurance Charge and Mortality and Expense Risk Charge," pages 15 and 16, respectively.)



     On each Monthly Processing Date, we deduct from Cash Value a $5 per month administrative expense charge. (See "Charges and Deductions--Monthly Administrative Charge," page 16.)



     We deduct a surrender charge if the Policy is surrendered or the Cash Value is applied under a Settlement Option prior to the 15th Policy Year (or the 15th Policy Year following an increase in Specified Amount). (See "Policy Benefits and Rights--Surrender Privilege," page 15.)



     The Policy owner indirectly bears the annual Fund operating expenses of the Portfolios in which the Subaccounts invest. These may include management fees, 12b-1 fees and other expenses. (See "Charges and Deductions--Charges Against the Funds," page 17.)



TAX TREATMENT UNDER CURRENT FEDERAL TAX LAW



     Under existing tax law, any increase in Cash Value is generally not taxable until a distribution occurs through a withdrawal or surrender. Generally, distributions are not included in income until the amount of the distributions exceeds the premiums paid for the Policy. If the Policy is a modified endowment contract, a loan is also treated as a distribution. Generally, distributions from a modified endowment contract (including loans) are included in income to the extent the Cash Value exceeds premiums paid. A change of Owners, an assignment, a loan or a surrender of the Policy may have tax consequences.



     Death Benefits payable under the Policy are generally excludable from the gross income of the Beneficiary. As a result, the Beneficiary would not be subject to income tax on the Death Benefit. (See "Federal Tax Matters," page 22.)


FREE-LOOK PERIOD


     The Policy owner may examine a Policy and return it for a refund during the Free-Look Period. The length of the Free-Look Period depends on the state where the Policy is issued; however, it will be at least 10 days from the date the owner receives the Policy. (See "Policy Benefits and Rights--Free-Look Period and Exchange Rights," page 15.)

ILLUSTRATIONS OF CASH VALUES, SURRENDER VALUES, DEATH BENEFITS


     Tables in Appendix A illustrate Cash Values, Surrender Values and Death Benefits. These illustrations are based on Policy charges and hypothetical assumed rates of return for the Separate Account. The Separate Account's investment experience will differ, and actual Policy values will be higher or lower than those illustrated.


                        KILICO AND THE SEPARATE ACCOUNT

KEMPER INVESTORS LIFE INSURANCE COMPANY


     Kemper Investors Life Insurance Company ("KILICO"), 1 Kemper Drive, Long Grove, Illinois 60049, was organized in 1947 and is a stock life insurance company organized under the laws of the State of Illinois. KILICO is a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Holding Company of America ("ZHCA"), which is a wholly-owned subsidiary of Zurich Insurance Company ("Zurich"). Zurich is a wholly-owned subsidiary of Zurich Financial Services ("ZFS"). ZFS was formed in the September, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries. ZFS is owned by Zurich Allied A.G. and Allied Zurich p.l.c. fifty-seven percent and forty-three percent, respectively. KILICO offers life insurance and annuity products and is admitted to do business in the District of Columbia and all states except New York.


SEPARATE ACCOUNT


     KILICO Variable Separate Account (the "Separate Account") was established as a separate investment account on January 22, 1987. The Separate Account receives and invests net premiums under the Policy. In addition, the Separate Account may receive and invest net premiums for other variable life insurance policies offered by KILICO.



     The Separate Account is administered and accounted for as part of our general business. The income, capital gains or capital losses of the Separate Account are credited to or charged against Separate Account assets, without regard to the income, capital gains or capital losses of any other separate account or any other business we conduct. The Policy benefits are our obligations.



     The Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). However, the Commission does not supervise the management, investment practices or policies of the Separate Account or KILICO.



     The Policy currently offers twenty-three Subaccounts. Additional Subaccounts may be added in the future. Not all Subaccounts may be available in all jurisdictions or under all Policies.


                                   THE FUNDS


     The Separate Account invests in shares of the Investors Fund Series, American Skandia Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Scudder Variable Life Investment Fund. Each is a series type mutual fund registered as an open-end management investment company. The Commission does not supervise their management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts. Shares of the Funds currently are sold only to insurance company separate accounts and certain qualified retirement plans. In addition to the Separate Account, shares of the Funds may be sold to variable life insurance and variable annuity separate accounts of insurance companies not affiliated with KILICO. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts of companies unaffiliated with KILICO, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds have an obligation to monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects owners, we will take appropriate action on our own.



     The Separate Account invests in the portfolios of the Funds. The assets of each portfolio are held separate from the assets of the other portfolios, and each portfolio has its own distinct investment objective and policies.

Each portfolio operates as a separate investment fund, and the income, gains or losses of one portfolio generally have no effect on the investment performance of any other portfolio.


INVESTORS FUND SERIES


     The Investors Fund Series portfolios in which the Separate Account invests are summarized below:

     KEMPER MONEY MARKET PORTFOLIO: This Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments that mature in twelve months or less.

     KEMPER TOTAL RETURN PORTFOLIO: This Portfolio seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.

     KEMPER HIGH YIELD PORTFOLIO: This Portfolio seeks a high level of current income by investing in fixed-income securities.

     KEMPER GROWTH PORTFOLIO: This Portfolio seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

     KEMPER GOVERNMENT SECURITIES PORTFOLIO: This Portfolio seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.

     KEMPER INTERNATIONAL PORTFOLIO: This Portfolio seeks a total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

     KEMPER SMALL CAP GROWTH PORTFOLIO: This Portfolio seeks maximum appreciation of investors' capital.

     Scudder Kemper Investments, Inc. ("SKI") (formerly Zurich Kemper Investments, Inc.), an affiliate of KILICO, serves as the investment adviser to each Portfolio of the Investors Fund Series specified above. Zurich Investment Management Limited ("ZIML"), an affiliate of SKI, serves as sub-adviser for the Kemper International Portfolio.

AMERICAN SKANDIA TRUST

     The American Skandia Trust portfolios in which the Separate Account invests are summarized below:

     LORD ABBETT GROWTH AND INCOME PORTFOLIO: This Portfolio seeks long-term growth of capital and income while attempting to avoid excessive fluctuations in market value by investing in common stocks of seasoned companies which are expected to show above-average growth.

     JANCAP GROWTH PORTFOLIO: This Portfolio seeks growth of capital in a manner consistent with preservation of capital by emphasizing investments in common stocks.

     T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO: This Portfolio seeks total return on its assets from long-term growth of capital and income principally through investment primarily in common stocks of established, non-U.S. companies.

     T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: This Portfolio seeks a high level of total return by investing primarily in a diversified group of fixed income and equity securities.

     FOUNDERS CAPITAL APPRECIATION PORTFOLIO: This Portfolio seeks capital appreciation through investment primarily in common stocks of U.S. companies with market capitalizations of $1.5 billion or less. These stocks normally will be traded in the over-the-counter market.

     INVESCO EQUITY INCOME PORTFOLIO: This Portfolio seeks high current income while following sound investment practices, with capital growth potential as an additional but secondary consideration. The Portfolio invests primarily in dividend-paying, marketable common stocks of domestic and foreign industrial issuers.

     PIMCO TOTAL RETURN BOND PORTFOLIO: This Portfolio seeks to maximize total return, consistent with preservation of capital by investing primarily in fixed income securities of various types.

     PIMCO LIMITED MATURITY BOND PORTFOLIO: This Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management by investing primarily in fixed income securities of various types.

     NEUBERGER & BERMAN MID-CAP GROWTH PORTFOLIO (FORMERLY BERGER CAPITAL GROWTH PORTFOLIO): This Portfolio seeks capital appreciation.

     American Skandia Investment Services, Incorporated ("ASISI") is the investment manager for the American Skandia Trust. ASISI engages a sub-adviser for each Portfolio as described in the prospectus to the American Skandia Trust.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     The Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III portfolios in which the Separate Account invests are summarized below:

     FIDELITY VIP EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities.

     FIDELITY VIP HIGH INCOME PORTFOLIO: This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower rated, fixed income securities.

     FIDELITY VIP II CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation.

     FIDELITY VIP II INDEX 500 PORTFOLIO: This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

     FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO: This Portfolio seeks capital growth by investing in a wide range of common stocks, convertible and foreign securities and bonds that may offer long-term growth potential.

     Fidelity Management & Research Company ("FMR") is the investment manager of the Fidelity VIP, VIP II and VIP III Funds.

SCUDDER VARIABLE LIFE INVESTMENT FUND

     The Scudder Variable Life Investment Fund portfolios in which the Separate Account invests are summarized below:

     SCUDDER VLIF INTERNATIONAL PORTFOLIO (B-SHARES): This Portfolio seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

     SCUDDER VLIF GROWTH AND INCOME PORTFOLIO (B-SHARES): This Portfolio seeks long-term growth of capital, current income and growth of income from a portfolio consisting primarily of common stocks and securities convertible into common stocks.

     Scudder Kemper Investments, Inc. ("SKI") is the investment advisor of each portfolio of the Scudder Variable Life Investment Fund specified above.


     The Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios, is found in the Funds' prospectuses and Statements of Additional Information. We will send a Portfolio prospectus and Fund Statement of Additional Information upon request.


CHANGE OF INVESTMENTS


     We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the portfolios and to substitute shares of another portfolio or of another investment company, if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio becomes inappropriate in view of the purposes of the Policy or the Separate Account. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax or investment conditions warrant. We will not substitute any shares attributable to a Policy owner's interest in a Subaccount without notice to the owner and the Commission's prior approval, if required. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policy owners.



     We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing owners as we determine.



     If we deem it to be in the best interests of persons having voting interests under the Policy, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under that Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may also transfer assets of the Separate Account to another separate account, or to the General Account.


                              FIXED ACCOUNT OPTION


     AMOUNTS ALLOCATED OR TRANSFERRED TO THE FIXED ACCOUNT ARE PART OF OUR GENERAL ACCOUNT, SUPPORTING INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY FIXED ACCOUNT INTERESTS GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS. WE HAVE BEEN ADVISED THAT THE STAFF OF THE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. STATEMENTS REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.



     Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Policy involving the Separate Account, unless we refer to fixed accumulation and settlement options.



     We guarantee the interest rate credited to the Fixed Account will be at least 3% annually. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                   THE POLICY

POLICY ISSUE


     Before we issue a Policy, we must receive a completed application and a full initial premium at our home office. We ordinarily issue a Policy only for Insureds Age 1 through 75 who supply satisfactory evidence of insurability. Acceptance of an application is subject to our underwriting requirements. If we decline an application, we will refund the Cash Value in the Kemper Money Market Subaccount plus the total amount of monthly deductions and deductions against premiums.



     After underwriting is complete and the Policy is delivered to its owner, insurance coverage begins as of the Policy Date. (See "Premiums," below.)


PREMIUMS


     We must receive premiums at our home office. (See "Distribution of Policies.") Checks must be made payable to KILICO.



     PLANNED PREMIUMS. A Policy owner specifies a Planned Premium payment on the application that provides for the payment of level premiums over a specified period of time. However, the owner is not required to pay Planned Premiums.



     The minimum monthly premium is $50. Other minimums are: single premium $5,000; annual $600; semi-annual $300; quarterly $150. The amount, frequency and period of time over which a Policy owner pays premiums may affect whether the Policy will be classified as a modified endowment contract. Accordingly, variations from Planned Premiums may cause the Policy to become a modified endowment contract, and therefore subject to different tax treatment from conventional life insurance contracts for certain pre-death distributions (See "Federal Tax Matters".)



     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Surrender Value. Even if Planned Premiums are paid, the Policy will lapse any time Surrender Value is insufficient to pay the current monthly deductions and a grace period expires without sufficient payment. (See "Policy Lapse and Reinstatement.")



     A guarantee period and a monthly guarantee premium are specified in the Policy Specifications. The guarantee period ends on the third Policy anniversary. During the guarantee period, the Policy remains in force and no grace period will begin, provided that the total premiums received, minus any withdrawals and any Debt, equals or exceeds the monthly guarantee premium times the number of months since the Policy Date, including the current month.



     The full initial premium is the only premium required to be paid under a Policy. However, additional premiums may be necessary to keep the Policy in force. (See "The Policy--Policy Lapse and Reinstatement.") We may reject or limit any premium payment below the current minimum premium amount, or that would increase the death benefit by more than the amount of the premium. We may return all or a portion of a premium payment if it would disqualify the Policy as life insurance under the Internal Revenue Code.



     Certain charges are deducted from each premium payment. (See "Charges and Deductions.") The remainder of the premium, known as the net premium, is allocated as described below under "Allocation of Premiums and Separate Account Value."



     POLICY DATE. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect. If this date is the 29th, 30th, or 31st of a month, the Policy Date will be the first of the following month.


ALLOCATION OF PREMIUMS AND SEPARATE ACCOUNT VALUE


     ALLOCATION OF PREMIUMS. The initial net premium is allocated to the Kemper Money Market Subaccount. The Separate Account Value remains in the Kemper Money Market Subaccount until the Trade Date. On the Trade Date, the Separate Account Value in the Kemper Money Market Subaccount is allocated to the Subaccounts and the Fixed Account as specified in the application. Additional premiums received will be allocated as specified in the application or in later written instructions received from the Policy owner. The minimum amount of any premium that may be allocated to a Subaccount is $50. Cash Value may be allocated to a total of ten accounts at any given time.

     The Separate Account Value will vary with the investment experience of the chosen Subaccounts. The Policy owner bears the entire investment risk.



     TRANSFERS. After the Trade Date, Separate Account Value may be transferred among the Subaccounts and into the Fixed Account. These transfers are limited to one transfer every fifteen days. All transfers made during a business day are treated as one transfer.



     Fixed Account Value may be transferred to one or more Subaccounts. One transfer of Fixed Account Value may be made once each Policy Year in the thirty day period following the end of a Policy Year.



     Transfer requests must be in writing in a form acceptable to us, or by telephone authorization under forms we authorize. (See "General Provisions--Written Notices and Requests.") The minimum partial transfer amount is $500. No partial transfer may be made if the value of the Policy owner's remaining interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $500 after the transfer. We may waive these minimums for reallocations under established third party asset allocation programs. Transfers are based on the Accumulation Unit values next determined following our receipt of valid, complete transfer instructions. We may suspend, modify or terminate the transfer provision. We reserve the right to charge up to $25 for each transfer. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, a Policy owner bears the risk of loss in the event of a fraudulent telephone transfer.



     If a Policy owner authorizes a third party to transact transfers on the Policy owner's behalf, we will reallocate the Cash Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.



     AUTOMATIC ASSET REALLOCATION. A Policy owner may elect to have transfers made automatically among the Subaccounts on an annual or a quarterly basis so that Cash Value is reallocated to match the percentage allocations in the Policy owner's predefined premium allocation elections. Transfers under this program are not subject to the $500 minimum transfer limitations. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to our home office.


POLICY LAPSE AND REINSTATEMENT


     LAPSE. The Policy will lapse when the Surrender Value is insufficient to cover the current monthly deductions and a grace period expires without a sufficient payment. (See "Charges and Deductions.")



     The grace period is 61 days. The grace period begins when we send notice that the Surrender Value is insufficient to cover the monthly deductions. If we do not receive a premium payment or loan repayment during the grace period sufficient to keep the Policy in force for three months, the Policy will lapse and terminate without value.



     If payment is received within the grace period, the premium or loan repayment will be allocated to the Subaccounts and the Fixed Account in accordance with current allocation instructions. Amounts over and above the amounts necessary to prevent lapse may be paid as additional premiums, to the extent permissible. (See "The Policy--Premiums.")



     We will not accept any payment causing the total premium payment to exceed the maximum payment permitted for life insurance under the guideline premium limits. However, the Policy owner may voluntarily repay a portion of Debt to avoid lapse. The owner may also combine premium payments with Debt repayments. (See "Federal Tax Matters.")



     The death benefit payable during the grace period will be the Death Benefit in effect immediately prior to the grace period, less any Debt and any unpaid monthly deductions.



     REINSTATEMENT. If a Policy lapses because of insufficient Surrender Value to cover the monthly deductions, and it has not been surrendered for its Surrender Value, it may be reinstated at any time within three years after the date of lapse. Tax consequences may affect the decision to reinstate. Reinstatement is subject to:



     (1) receipt of evidence of insurability satisfactory to us;


     (2) payment of a minimum premium sufficient to cover monthly deductions for the grace period and to keep the Policy in force three months; and


     (3) payment or reinstatement of any Debt which existed at the date of termination of coverage.

     The effective date of reinstatement of a Policy is the Monthly Processing Date that coincides with or next follows the date we approve the application for reinstatement. Suicide and incontestability provisions apply from the effective date of reinstatement.


                           POLICY BENEFITS AND RIGHTS

DEATH BENEFITS


     While the Policy is in force (see "Policy Lapse and Reinstatement--Lapse," above), the death benefit is based on the death benefit option, the Specified Amount and the table of death benefit percentages applicable at the time of death. The death benefit proceeds equal the death benefit minus any Debt and minus any monthly deductions due during the grace period.



     A Policy owner selects in the application one of two death benefit options:
Option A or Option B. Subject to certain restrictions, the owner can change the death benefit option selected. So long as the Policy remains in force, the death benefit under either option will never be less than the Specified Amount.



     The Policy owner chooses the Specified Amount on the application. The Specified Amount is stated in the Policy Specifications. The minimum Specified Amount is $50,000.



     OPTION A. Under Option A, the death benefit equals the Specified Amount or, if greater, the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) multiplied by a death benefit percentage. The death benefit percentages vary according to the Insured's age. The death benefit percentage is 250% for an Insured at Age 40 or under, and it declines for older Insureds. In setting the death benefit percentages, we seek to ensure that the Policy will qualify for favorable federal income tax treatment. A table showing the death benefit percentages is in the Appendix B to this Prospectus and in the Policy.



     OPTION B. Under Option B, the death benefit equals the Specified Amount plus the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) or, if greater, the Cash Value multiplied by a death benefit percentage. The specified percentage is the same as that used in connection with Option A. The death benefit under Option B always varies as Cash Value varies.



     EXAMPLES OF OPTIONS A AND B. The following examples demonstrate the determination of death benefits under Options A and B. The examples show three Policies--Policies I, II, and III--with the same Specified Amount, but different Cash Values and assume that the Insured is Age 35 at the time of death and that there is no outstanding Debt.


                                              POLICY I       POLICY II       POLICY III
                                              --------       ---------       ----------
Specified Amount..........................    $100,000       $100,000         $100,000
Cash Value on Date of Death...............    $ 25,000       $ 50,000         $ 75,000
Death Benefit Percentage..................         250%           250%             250%
Death Benefit Under Option A..............    $100,000       $125,000         $187,500
Death Benefit Under Option B..............    $125,000       $150,000         $187,500


     Under Option A, the death benefit for Policy I equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Cash Value at the date of death multiplied by the death benefit percentage ($25,000 X 250% = $62,500). For both Policies II and III under Option A, the Cash Value multiplied by the death benefit percentage ($50,000 X 250% = $125,000 for Policy II; $75,000 X 250% = $187,500 for Policy III) is greater than the Specified Amount ($100,000), so the death benefit equals the higher value. Under Option B, the death benefit for Policy I equals $125,000 since the death benefit is the greater of Specified Amount plus Cash Value ($100,000 + $25,000 = $125,000) or the Cash Value multiplied by the death benefit percentage ($25,000 X 250% = $62,500). Similarly, in Policy II, Specified Amount plus Cash Value ($100,000 + $50,000 = $150,000) is greater than Cash Value multiplied by the death benefit percentage ($50,000 X 250% = $125,000). In Policy III, the Cash Value multiplied by the death benefit percentage ($75,000 X 250% = $187,500) is greater than the Specified Amount plus Cash Value ($100,000 + $75,000 = $175,000), so the death benefit equals the higher value.



     All calculations of death benefit are made as of the end of the Valuation Period during which the Insured dies. Death benefit proceeds may be paid to a Beneficiary in a lump sum or under the Policy's settlements options.



     Death Benefits ordinarily are paid within seven days after we receive all required documentation. Payments may be postponed in certain circumstances. (See "General Provisions -- Postponement of Payments")

CHANGES IN DEATH BENEFIT OPTION


     After the first Policy Year, a Policy owner may change the death benefit option from Option A to Option B, or from Option B to Option A. Changes in the death benefit option may be made, in writing once per Policy Year. The effective date of the change is the next Monthly Processing Date after we accept the change.



     A change in the death benefit from Option A to Option B reduces the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option B at the time of the change equals the amount payable under Option A immediately prior to the change. The change in option affects the determination of the death benefit since Cash Value will then be added to the new Specified Amount, and the death benefit then varies with Cash Value.



     A change in the death benefit from Option B to Option A increases the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option A at the time of the change equals the amount payable under Option B immediately prior to the change. However, the change in option affects the determination of the death benefit since the Cash Value is not added to the Specified Amount in determining the death benefit. The death benefit then equals the new Specified Amount (or, if higher, the Cash Value times the applicable specified percentage).



     A change in death benefit option may affect the future monthly cost of insurance charge, which varies with the net amount at risk. Generally, net amount at risk is the amount by which the death benefit exceeds Cash Value. (See "Charges and Deductions--Cost of Insurance Charge.") If the death benefit does not equal Cash Value times a death benefit percentage under either Options A or B, changing from Option B to Option A will generally decrease the future net amount at risk. This would decrease the future cost of insurance charges. Changing from Option A to Option B generally results in a net amount at risk that remains level. Such a change, however, results in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.


CHANGES IN SPECIFIED AMOUNT


     After the first Policy Year, a Policy owner may increase or decrease the Specified Amount, subject to our approval. A change in Specified Amount may only be made once per Policy Year. The minimum change in Specified Amount is $25,000. Increases are not allowed after the Insured attains age 75. Increasing the Specified Amount could increase the death benefit. Decreasing the Specified Amount could decrease the death benefit. The amount of change in the death benefit will depend, among other things, upon the selected death benefit option and the degree to which the death benefit exceeds the Specified Amount prior to the change. Changing the Specified Amount could affect the subsequent level of death benefit and Policy values. An increase in Specified Amount may increase the net amount at risk, thereby increasing a Policy owner's cost of insurance charge and the guarantee premium amount. However, an increase in Specified Amount does not extend the guarantee period. Conversely, a decrease in Specified Amount may decrease the net amount at risk, thereby decreasing an owner's cost of insurance charge. A decrease in Specified Amount will not decrease the guarantee premium. Decreases in the death benefit may have tax consequences. (See "Federal Tax Matters.")



     INCREASES. We require additional evidence of insurability for an increase in Specified Amount.



     DECREASES. Any decrease in Specified Amount is first applied to the most recent increases successively, then to the original Specified Amount. A decrease is not permitted if the Specified Amount would fall below the lesser of the initial Specified Amount or $50,000. If after a decrease in the Specified Amount, total premiums paid exceed the tax law's premium limitations, we will refund the amount exceeding the premium limitations. Some or all of the amount refunded may be subject to tax. (See "Federal Tax Matters.")



     We reserve the right to deny a requested decrease in Specified Amount. The reasons for denial may include:



          - our determination that the decrease would cause the Policy to fail the tax guideline premium limitations, resulting in the Policy's termination or



          - our determination that the decrease would cause the Policy to fail the tax guideline premium limitations because the payments from Cash Value required to effect the decrease exceed Surrender Value.



     Requests for change in Specified Amount must be made in writing. The requested change becomes effective on the Monthly Processing Date on or next following our acceptance of the request. If the Policy owner is not the Insured, we require the Insured's consent.

BENEFITS AT MATURITY


     If the Insured is alive on the Policy Date anniversary nearest the Insured's 100th birthday, we pay the Policy owner the Surrender Value of the Policy. On the Maturity Date, the Policy terminates and we have no further obligations under the Policy.


CASH VALUE


     Cash Value reflects



          - the investment experience of the selected Subaccounts



          - the frequency and amount of premiums paid



          - transfers between Subaccounts



          - withdrawals





          - any Fixed Account or Loan Account values



          - Policy charges



A Policy owner may make partial withdrawals of Cash Value or surrender the Policy and receive the Policy's Surrender Value. (See "Surrender Privilege.") Cash Value is not guaranteed.



     CALCULATION OF CASH VALUE. Cash Value is the total of



          - Separate Account Value



          - Fixed Account Value



          - Loan Account value



     Cash Value is determined on each Valuation Date. It is first calculated on the Policy Date. On that date, the Cash Value equals the initial premium, minus the monthly deductions for the first Policy Month. (See "Charges and Deductions.")



     On any Valuation Date, Separate Account Value in any Subaccount equals:



          (1) Separate Account Value in the Subaccount at the end of the preceding Valuation Period times the Investment Experience Factor (defined below) for the current Valuation Period; plus



          (2) Any net premiums received and allocated to the Subaccount during the current Valuation Period; plus



          (3) All amounts transferred to the Subaccount during the current Valuation Period (from a Subaccount, the Fixed Account or the Loan Account for Policy loan repayment (see "Policy Benefits and Rights--Policy Loans,")); minus


          (4) The pro rata portion of the monthly cost of insurance charge, administrative charge, and any other charges assessed to the Subaccount. (See "Charges and Deductions--Cost of Insurance Charge."); minus

          (5) All amounts transferred from the Subaccount during the current Valuation Period; minus

          (6) All amounts withdrawn from the Subaccount during the current Valuation Period; minus

          (7) All amounts loaned from the Subaccount during the current Valuation Period.


     There will also be Cash Value in the Loan Account if there is a Policy loan outstanding. The Loan Account is credited with amounts transferred from Subaccounts for Policy loans. The Loan Account balance accrues daily interest at an effective annual rate of 3.00%. (See "Policy Benefits and Rights--Policy Loans.")



     The Cash Value in the Fixed Account is credited with interest at our declared annual rate. The annual rate will never be less than 3%.



     ACCUMULATION UNIT VALUE. Each Subaccount has its own Accumulation Unit Value. When net premiums or other amounts are allocated to a Subaccount, units are purchased based on the Subaccount's Accumulation Unit Value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or deducted from, a Subaccount, units are redeemed in a similar manner.

     For each Subaccount, Accumulation Unit Value was initially set at the same unit value as the net asset value of a share of the underlying Fund. The Accumulation Unit Value for each subsequent Valuation Period is the Investment Experience Factor for that Valuation Period times the Accumulation Unit Value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit Value which applies for each day in the period. The number of Accumulation Units will not change due to investment experience. The Investment Experience Factor may be greater or less than one; therefore, the Accumulation Unit Value may increase or decrease.



     INVESTMENT EXPERIENCE FACTOR. The investment experience of the Separate Account is calculated by applying the Investment Experience Factor to the Separate Account Value in each Subaccount during a Valuation Period. Each Subaccount has its own Investment Experience Factor. The Investment Experience Factor of a Subaccount for any Valuation Period is determined by dividing (1) by
(2) and subtracting (3) from the result, where:


     (1) is the net result of:

         a. The net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus


         b. the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus



         c. a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;



     (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;


     (3) is the factor representing the Mortality and Expense Risk Charge. (See "Charges and Deductions--Mortality and Expense Risk Charge.")

POLICY LOANS


     After the first Policy Year, the Policy owner may borrow all or part of the Policy's maximum loan amount. The maximum loan amount is 90% of Cash Value minus surrender charges. The amount of any new loan may not exceed the maximum loan amount less Debt on the date a loan is granted. The minimum amount of a loan is $500. The loan ordinarily is paid within 7 days after we receive a written loan request, although payments may be postponed under certain circumstances. (See "Postponement of Payments," and "Federal Tax Matters.")



     On the date a loan is made, the loan amount is transferred from the Separate Account and Fixed Account to the Loan Account. Unless the Policy owner directs otherwise, the loan amount is deducted from the Subaccounts and the Fixed Account in proportion to the values that each bears to the total of Separate Account Value and Fixed Account Value at the end of the Valuation Period during which the request is received.



     Loan interest is charged at an effective annual rate of 4.5% in the first nine Policy Years and 3.00% thereafter. Interest not paid when due is added to the loan amount. Unpaid interest is due upon the earlier of the next Policy Date anniversary or when coverage ceases. The same interest rates apply to unpaid interest. When interest is added to the loan amount, we transfer an equal amount from the Separate Account and the Fixed Account to the Loan Account.



     Cash Value in the Loan Account earns 3.00% annual interest. Such interest is allocated to the Loan Account.



     LOAN REPAYMENT. All or any portion of a loan may be repaid at any time. At the time of repayment, the Loan Account is reduced by the repayment amount, adjusted for the difference between interest charged and interest earned. The net repayment amount is allocated to the Subaccounts and the Fixed Account, according to the Policy owner's current allocation instructions, at the end of the Valuation Period during which the repayment is received. These transfers are not limited by the 15 day transfer restriction.



     EFFECTS OF POLICY LOAN. Policy loans decrease Surrender Value and, therefore, the amount available to pay Policy charges. If Surrender Value on the day preceding a Monthly Processing Date is less than the next monthly deductions we will notify the Policy owner. (See "General Provisions--Written Notices and Requests.") The Policy will lapse and terminate without value, unless we receive a sufficient payment within 61 days of the date notice is sent. (See "The Policy--Policy Lapse and Reinstatement.")



     EFFECT ON INVESTMENT EXPERIENCE. A Policy Loan affects Cash Value. The collateral for the outstanding loan (the amount held in the Loan Account) does not participate in the experience of the Subaccounts or earn current interest in the Fixed Account. If the interest credited to the Loan Account is more than the amount that would have been earned in the Subaccounts or the Fixed Account, the Cash Value will, and the Death Benefit may, be higher as a result of the loan. Conversely, if the amount credited to the Loan Account is less than would have been earned in the Subaccounts or the Fixed Account, the Cash Value, as well as the Death Benefit, may be less.


     TAX TREATMENT. If the Policy is a modified endowment contract, a loan is treated as a distribution and is includible in income to the extent that Cash Value exceeds premiums paid. Therefore, a loan may result in federal income tax and a 10% tax penalty may also apply. (See "Federal Tax Matters.")


SURRENDER PRIVILEGE


     If the Insured is alive, the Policy owner may surrender the Policy for its Surrender Value. To surrender the Policy, the owner must return the Policy to us, along with a written request. Surrender Value equals Cash Value, minus Surrender Charges and Debt. (See "Surrender Charge," below.)



     PARTIAL WITHDRAWALS. After the first Policy Year, a Policy owner may withdraw a portion of Surrender Value. The minimum amount of each withdrawal is $500 and when a Surrender Charge is assessable, the maximum amount is 10% of the Surrender Value. A $25 withdrawal charge is imposed for each withdrawal. (See "Charges and Deductions.") A withdrawal decreases Cash Value by the amount of the withdrawal and, if Death Benefit Option A is in effect, reduces Specified Amount by the amount of the withdrawal.


FREE-LOOK PERIOD AND EXCHANGE RIGHTS


     During the Free-Look Period, the Policy owner may examine the Policy and return it for a refund. The time period depends on where the Policy is issued; however, it will be at least 10 days from the date the Policy is received by the owner, or, 45 days after the owner completes the application for insurance, whichever is later. The amount of the refund is the sum of Cash Value in the Kemper Money Market Subaccount plus the total amount of monthly deductions and deductions from Premium. An owner seeking a refund should return the Policy to us or to the agent who sold the Policy.



     At any time during the first two years after the Issue Date, the Policy owner may exchange the Policy for a non-variable permanent fixed benefit life insurance policy then currently offered by KILICO or an affiliate. Evidence of insurability is not required. The amount of the new policy may be, at the election of the owner, either the initial Death Benefit or the same net amount at risk as the Policy on the exchange date. All Debt must be repaid and the Policy must be surrendered before the exchange is made. The new policy will have the same Policy Date and issue age as the exchanged Policy.


                             CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUMS


     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. This charge reimburses us for paying state premium taxes. We expect to pay an average state premium tax rate of approximately 2.5%, but the actual premium tax attributable to a Policy may be more or less. In addition, a charge for federal taxes, equal to 1% of each premium payment, is deducted to compensate us for higher corporate income taxes under the current Internal Revenue Code.


COST OF INSURANCE CHARGE


     We deduct a cost of insurance charge monthly from the Subaccounts and the Fixed Account. This charge covers our anticipated mortality costs. The cost of insurance charge is deducted monthly in advance and is allocated pro rata among the Subaccounts and the Fixed Account.



     We deduct the cost of insurance by cancelling units on the Policy Date and on each Monthly Processing Date thereafter. If the Monthly Processing Date falls on a day other than a Valuation Date, the charge is determined on the next Valuation Date. The cost of insurance charge is determined by multiplying the cost of insurance rate (see below) by the "net amount at risk" for each Policy month. The net amount at risk equals the Death Benefit minus the Cash Value on the Monthly Processing Date.



     COST OF INSURANCE RATE. The monthly cost of insurance rates are based on the issue age, sex, rate class of the Insured and Policy Year. We determine the monthly cost of insurance rates based on our expectations as to future mortality experience. Any change in the schedule of rates applies to all individuals of the same class as the Insured. The cost of insurance rate may never exceed those shown in the table of guaranteed maximum cost of insurance rates in the Policy. The guaranteed maximum cost of insurance rates are based on the 1980

Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday, published by the National Association of Insurance Commissioners.


     RATE CLASS. The rate class of an Insured will affect the cost of insurance rate. We currently place Insureds in preferred rate classes and rate classes involving a higher mortality risk. The cost of insurance rates for rate classes involving a higher mortality risk are multiples of the preferred rates. (See "Charges and Deductions--Cost of Insurance Rate," above.)


MORTALITY AND EXPENSE RISK CHARGE


     We deduct a daily charge, at an annual rate of 0.90%, from the Subaccounts for mortality and expense risks we assume.



     The mortality and expense risk we assume is that our estimates of longevity and of the expenses incurred over the life of the Policy will not be correct.


MONTHLY ADMINISTRATIVE CHARGE


     We deduct a monthly administrative expense charge to reimburse us for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Policy owners. This charge is designed only to reimburse us for actual administrative expenses. Currently, this charge is $5 per month.


OTHER CHARGES


     SURRENDER CHARGE. We deduct a Surrender Charge from Cash Value if the Policy is surrendered or Cash Value is applied under a Settlement Option during the first 14 Policy Years. A Surrender Charge is also assessed during the first 14 Policy Years following an increase in Specified Amount. The Surrender Charge is:



     (a) an administrative component (issue charge); plus



     (b) a sales component (deferred sales charge); times



     (c) the Surrender Charge percentage.



     During the 14 Policy Years following an increase in Specified Amount, an additional Surrender Charge applies. The additional charge is calculated as described below based on the amount of the increase, years commencing on the date of the increase and Target Premium associated with the increase.



     The Surrender Charge is determined based upon the date we receive the written request for surrender.


     (a) Issue Charge. The issue charge is a level charge of $5.00 per thousand of Specified Amount and the sum of coverage amounts for any other insureds.


     This charge covers the administrative expenses associated with underwriting and issuing a Policy. These expenses include the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class, and establishing Policy records.



     (b) Deferred Sales Charge. The deferred sales charge is (i) 30% of premiums paid up to one Target Premium shown in the Policy plus (ii) for the sum of all premiums paid in excess of one Target Premium ("excess premium charge"), a percentage which varies by the issue age of the Insured as follows:


         Excess Premium Charge                              Issue Ages
         ---------------------                              ----------
                 7.5%                                          0-65
                 5.0%                                          66-75


     The deferred sales charge reimburses us for some of the expenses of distributing the Policies.



     (c) Surrender Charge Percentage. For issue ages up to age 66, the Surrender Charge percentage is 100% for Policy Years 1-5 and declines by 10% each year in Policy Years 6-14 until reaching zero at the beginning of Policy Year 15. For issue ages 66-75, the Surrender Charge percentage is 100% for Policy Years 1-3 and declines by 10% each year in Policy Years 4-11 and by 5% in Policy Years 12-14 until reaching zero at the beginning of Policy Year 15.

                              SURRENDER CHARGE PERCENTAGES            SURRENDER CHARGE PERCENTAGES
                                 ISSUE AGES UP TO AGE 66                    ISSUE AGES 66-75
                            ---------------------------------       ---------------------------------
                            SURRENDER CHARGE                        SURRENDER CHARGE
                             PERCENTAGE AT                           PERCENTAGE AT
                              BEGINNING OF                            BEGINNING OF
                              POLICY YEAR          PERCENTAGE         POLICY YEAR          PERCENTAGE
                            ----------------       ----------       ----------------       ----------
                                  1-5                 100%                1-3                 100%
                                    6                  90%                  4                  90%
                                    7                  80%                  5                  80%
                                    8                  70%                  6                  70%
                                    9                  60%                  7                  60%
                                   10                  50%                  8                  50%
                                   11                  40%                  9                  40%
                                   12                  30%                 10                  30%
                                   13                  20%                 11                  20%
                                   14                  10%                 12                  15%
                                   15+                  0%                 13                  10%
                                                                           14                   5%
                                                                           15+                  0%


     (d) Example. Assume a female Insured purchases the Policy at age 40 for $100,000 of Specified Amount, paying the Target Premium of $630 and an additional premium amount of $1,000 in excess of the Target Premium, for a total premium of $1,630. Assume further that she surrenders the Policy during the second Policy Year. The Surrender Charge is calculated as follows:



(i) Issue Charge -- [100 x $5.00]...........................    $500.00
     ($5.00 per $1,000.00 of Specified Amount)
(ii) Deferred Sales Charge
     (1) 30% of Target Premium Paid.........................    $189.00
       (.30 x $630.00); and
     (2) 7.5% of Premiums Paid In Excess of Target
      Premium...............................................    $ 75.00
       (.075 x $1,000.00)
(iii) Surrender Charge Percentage...........................        100%
(iv) Calculation of Surrender Charge
     [(a)$500.00 + (b)$189.00 + $75.00)] x (c) 100%.........    $764.00



     WITHDRAWAL CHARGE. We impose a charge of $25 for each partial withdrawal. This charge reimburses us for the administrative expenses related to the withdrawal.



     TRANSFER CHARGE. We reserve the right to charge up to $25 for each transfer. The transfer charge reimburses us for the administrative expenses related to the transfer.



     TAXES. Currently, no charges are made against the Separate Account for federal, state or other taxes attributable to the Separate Account. We may, however, in the future impose charges for income taxes or other taxes attributable to the Separate Account or the Policy. (See "Federal Tax Matters.")



     CHARGES AGAINST THE FUNDS. Under investment advisory agreements with each Fund, the investment manager and/or adviser provides investment advisory and/or management services for the portfolios. The Funds are responsible for advisory fees and various other expenses. Investment advisory fees and expenses differ with respect to each of the portfolios of the Funds. (See "The Funds.")



     Each portfolio incurs annual fund operating expenses consisting of management fees, 12b-1 fees and other expenses. [TO BE UPDATED BY AMENDMENT] [The management fees for each Portfolio for the year ending December 31, 1997 as a percentage of average net assets were as follows: Kemper Money Market 0.50%; Kemper Total Return 0.55%; Kemper High Yield 0.60%; Kemper Growth 0.60%; Kemper Government Securities 0.55%; Kemper International 0.75%; Kemper Small Cap Growth 0.65%; Lord Abbett Growth and Income 0.75%; JanCap Growth 0.90%; T. Rowe Price Asset Allocation 0.85%; T. Rowe Price International Equity 1.00%; Founders Capital Appreciation 0.90%; INVESCO Equity Income 0.75%; PIMCO Total Return Bond 0.65%;

PIMCO Limited Maturity Bond 0.65%; Neuberger & Berman Mid-Cap Growth 0.90%; Fidelity VIP Equity-Income 0.50%; Fidelity VIP High Income 0.59%; Fidelity VIP II Contrafund 0.60%; Fidelity VIP II Index 500 0.24%; Fidelity VIP III Growth Opportunities 0.60%; Scudder VLIF International (B-Shares) 0.83%; and Scudder VLIF Growth and Income (B-Shares) 0.48%. The investment manager of the JanCap Growth Portfolio has voluntarily agreed to waive a portion of its management fee equal to 0.05% of the average daily net assets of the Portfolio in excess of $1 billion. With this fee waiver the management fee is 0.88%.


     The other expenses for each Portfolio for the year ending December 31, 1997 as a percentage of average net assets were as follows: Kemper Money Market 0.05%; Kemper Total Return 0.05%; Kemper High Yield 0.05%; Kemper Growth 0.05%; Kemper Government Securities 0.09%; Kemper International 0.16%; Kemper Small Cap Growth 0.06%; Lord Abbett Growth and Income 0.18%; JanCap Growth 0.18%; T. Rowe Price Asset Allocation 0.28%; T. Rowe Price International Equity 0.26%; Founders Capital Appreciation 0.23%; INVESCO Equity Income 0.20%; PIMCO Total Return Bond 0.21%; PIMCO Limited Maturity Bond 0.23%; Neuberger & Berman Mid-Cap Growth 0.24%; Fidelity VIP Equity-Income 0.08%; Fidelity VIP High Income 0.12%; Fidelity VIP II Contrafund 0.11%; Fidelity VIP II Index 500 0.04%; Fidelity VIP III Growth Opportunities 0.14%; Scudder VLIF International (B-Shares) 0.16%; and Scudder VLIF Growth and Income (B-Shares) 0.07%. In addition, the Scudder VLIF International Portfolio and Scudder VLIF Growth and Income Portfolio each also have a 12b-1 fee of 0.25%. The investment manager for the American Skandia Trust has agreed to reimburse each Portfolio to the extent expenses exceed specified percentage limits. For additional information about the fees and expenses of the Funds, see "The Funds", page 5, and the prospectuses for the Funds.]



     The Fund(s) may pay 12b-1 fees to us or our affiliates for support services relating to Fund shares. We may receive compensation from the investment advisers for services related to the Funds. This compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. For more information concerning investment advisory fees and other charges against the portfolios, see the Funds' prospectuses and Statements of Additional Information available upon request.



     SYSTEMATIC WITHDRAWAL PLAN. A charge of $50 is imposed to enter into a Systematic Withdrawal Plan. In addition, a $25 charge is imposed each time a change is made to the plan. These charges reimburse us for administrative expenses of this plan. (See "Systematic Withdrawal Plan.")



     REDUCTION OF CHARGES. We may reduce certain charges and the minimum initial premium in special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyowners, or sales to employees or clients of members of the Kemper group of companies. The amounts of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not unfairly discriminate against any person, including the affected Policy owners and owners of all other policies funded by the Separate Account.


                               GENERAL PROVISIONS

SETTLEMENT OPTIONS


     The Policy owner, or Beneficiary at the death of the Insured if no election by the owner is in effect, may elect to have the Death Benefit or Surrender Value paid in a lump sum or have the amount applied to one of the Settlement Options. Payments under these options will not be affected by the investment experience of the Separate Account after proceeds are applied under a Settlement Option. The payee elects monthly, quarterly, semi-annual or annual payments. The option selected must result in a payment that at least equals our required minimum in effect when the option is chosen. If at any time the payments are less than the minimum, we may increase the period between payments to quarterly, semi-annual or annual or make the payment in one lump sum.



     Benefit payments are based on Surrender Value calculated on the day preceding the date the first benefit payment is due. The payment will be based on the Settlement Option elected in accordance with the appropriate settlement option table.



     OPTION 1--INCOME FOR SPECIFIED PERIOD. We pay income for the period and payment mode elected. The period elected must at least 5 years, but not more than 30 years.



     OPTION 2--LIFE INCOME. We pay monthly income to the payee during the payee's lifetime. If this Option is elected, annuity payments terminate automatically and immediately on the death of the payee without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

     OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED. We pay monthly income for the guaranteed period elected and thereafter for the remaining lifetime of the payee. The available guaranteed periods are 5, 10, 15 or 20 years.



     OPTION 4--JOINT AND SURVIVOR ANNUITY. We pay the full monthly income while both payees are living. Upon the death of either payee, the income continues during the lifetime of the surviving payee. The surviving payee's income is based on the percentage designated (50%, 66 2/3%, 75% or 100%) at the time this option is elected. Payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.



     Our consent is necessary for any other payment methods.


     The guaranteed monthly payments are based on an interest rate of 2.50% per year and, where mortality is involved, the "1983 Table a" individual mortality table developed by the Society of Actuaries, with a 5 year setback.

POSTPONEMENT OF PAYMENTS

     GENERAL. Payment of any amount due upon: (a) Policy termination at the Maturity Date, (b) surrender of the Policy, (c) payment of any Policy loan, or
(d) death of the Insured, may be postponed whenever:

          (1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission;

          (2) The Commission by order permits postponement for the protection of Owners; or


          (3) An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Separate Account.


     Transfers may also be postponed under these circumstances.


     PAYMENT NOT HONORED BY BANK. The portion of any payment due under the Policy which is derived from any amount paid to us by check or draft may be postponed until such time as we determine that such instrument has been honored by the bank upon which it was drawn.


THE CONTRACT


     The Policy, any endorsements, and the application constitute the entire contract between us and the Policy owner. All statements made by the Insured or contained in the application will, in the absence of fraud or misrepresentation, be deemed representations and not warranties.


     Only the President, the Secretary, or an Assistant Secretary of KILICO is authorized to change or waive the terms of a Policy. Any change or waiver must be in writing and signed by one of those persons.

MISSTATEMENT OF AGE OR SEX


     If the age or sex of the Insured is misstated, the Death Benefit will be adjusted to reflect the correct sex and age.


INCONTESTABILITY


     We may contest the validity of a Policy if any material misrepresentations are made in the application. However, a Policy will be incontestable after it has been in force during the lifetime of the Insured for two years from the Issue Date. A new two year contestability period will apply to increases in insurance and to reinstatements, beginning with the effective date of the increase or reinstatement.


SUICIDE


     Suicide by the Insured, while sane or insane, within two years from the Issue Date (or within two years following an increase in Specified Amount) is a risk not assumed under the Policy. Our liability for such suicide is limited to the premiums paid less any withdrawals and Debt. When the laws of the state in which a Policy is delivered require less than a two year period, the period or amount paid will be as stated in such laws.

ASSIGNMENT


     No Policy assignment is binding on us until we receive it. We assume no responsibility for the validity of the assignment. Any claim under an assignment is subject to proof of the extent of the assignee's interest. If the Policy is assigned, the rights of the Policy owner and Beneficiary are subject to the rights of the assignee of record.


NONPARTICIPATING


     The Policy does not pay dividends. It does not participate in any of KILICO's surplus or earnings.


OWNER AND BENEFICIARY


     The Policy owner may designate a new owner while the Insured is alive.



     The Policy owner designates primary and secondary Beneficiaries in the application. KILICO relies upon the latest filed change of beneficiary. If the Insured dies, and no designated Beneficiary is alive at that time, we will pay the Insured's estate. The interest of any Beneficiary may be subject to that of an assignee.



     In order to change the Policy owner or a designated Beneficiary, the owner must sign our form. The change is effective when the owner signs the form, but we are not liable for payments made or actions taken before we receive the signed form.


RECORDS AND REPORTS


     We keep the Separate Account records. We send Policy owners, at their last known address of record, an annual report showing:



        - Death Benefit                          - partial withdrawals
        - Accumulation Unit Value                - transfers
        - Cash Value                             - Policy loans and repayments
        - Surrender Value                        - Policy charges
        - additional premium payments



     Confirmations and acknowledgments of various transactions are also sent to Policy owners. We also send annual and semi-annual Fund reports.


WRITTEN NOTICES AND REQUESTS


     Send written notices or requests to our home office at 1 Kemper Drive, Long Grove, Illinois 60049. Please include the Policy number and the Insured's full name. We send notices to a Policy owner's address shown in the application unless an address change is filed with us.


OPTIONAL INSURANCE BENEFITS


     The following optional insurance benefits are available by Rider at the time of application:



          - waiver of monthly deductions due to Insured's total disability



          - term insurance on the Insured's dependent children



          - acceleration of a portion of the death benefit due to Insured's terminal illness



          - term insurance on additional insureds



     The cost of these benefits is added to the monthly deduction. These benefits and restrictions are described in the Rider. We provide samples of these provisions upon written request.

                             DOLLAR COST AVERAGING


     Under our Dollar Cost Averaging program, Cash Value in the Fixed Account, the Kemper Money Market Subaccount or the Kemper Government Securities Subaccount ("DCA Subaccount") is automatically transferred monthly to other Subaccounts and the Fixed Account. A Policy owner may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the 10th day of the month. We must receive the enrollment form at least 5 business days before the transfer date.



     Transfers commence on the first transfer date following the Trade Date. The minimum transfer amount is $500 per Subaccount or Fixed Account. In order to enroll, Cash Value in the DCA Subaccount must be at least $10,000. Dollar Cost Averaging automatically ends if Cash Value in the DCA Subaccount is less than the amount designated to be transferred. Cash Value remaining in the DCA Subaccount will be transferred.



     Dollar Cost Averaging ends if:



          - the number of designated monthly transfers has been completed



          - Cash Value attributable to the DCA Subaccount is insufficient to complete the next transfer



          - we receive the Policy owner's written termination at least 5 business days before the next transfer date



          - the Policy is surrendered.



     We will give 30 days notice if we amend the Dollar Cost Averaging program. We may terminate the program at any time.



     A Policy owner may change Dollar Cost Averaging instructions by completing our enrollment form. We must receive the enrollment form at least 5 business days (10 business days for Fixed Account transfers), before the next transfer date.



     To participate in Dollar Cost Averaging, a Policy owner may have Cash Value in the Fixed Account and no more than 8 non-DCA Subaccounts.


                           SYSTEMATIC WITHDRAWAL PLAN


     We offer a Systematic Withdrawal Plan ("SWP") allowing Policy owners to preauthorize periodic withdrawals after the first Policy Year. Policy owners instruct us to withdraw selected amounts from the Fixed Account, or up to 2 Subaccounts, on a monthly, quarterly, semi-annual or annual basis. The Policy owner's periodic payment must be at least $500. These periodic payments are partial withdrawals and are subject to surrender charges. (See "Policy Benefits and Rights--Surrender Privileges," page 14.) The $25 withdrawal charge does not apply. However, we charge $50 to establish an SWP and a $25 charge each time a change is made. These charges reimburse us for SWP administrative expenses. Periodic payments may be subject to income taxes, withholding and tax penalties. (See "Federal Tax Matters.") An SWP application and additional information may be obtained from the Policy owner's representative or us. We will give 30 days notice if we amend the SWP. The SWP may be terminated at any time by the Policy owner or us.


                            DISTRIBUTION OF POLICIES


     The Policy is sold by licensed insurance representatives who represent us and who are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Policy is distributed through the principal underwriter, Investors Brokerage Services, Inc. ("IBS"), our affiliate. IBS is engaged in the sale and distribution of other variable life policies and annuities.



     The maximum sales commission payable to registered representatives is approximately 63% of premiums up to the commission target premium and 2.5% of excess premium in the first year and 2.5% of total premium in renewal years two through ten. Beginning in the second Policy Year, a service fee on assets which have been maintained and serviced may also be paid. In addition, certain overrides and production and managerial bonuses may be paid. These additional amounts may constitute a substantial portion of total commissions and fees paid. Firms to which service fees and commissions may be paid include affiliated broker-dealers. In addition to the commissions described above, we may pay additional promotional incentives, in the form of cash or other compensation, to licensed broker-dealers that sell the Policy. These incentives may be offered to certain broker-dealers that sell or are expected to sell certain minimums during specified periods.

                              FEDERAL TAX MATTERS

INTRODUCTION


     This discussion of the federal income tax treatment of the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended ("Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



     This discussion does not address state or local tax consequences associated with owning the Policy. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.



OUR TAX STATUS



     We are taxed as a life insurance company and the operations of the Separate Account are treated as part of our total operations. The operations of the Separate Account do not materially affect our federal income tax liability because we are allowed a deduction to the extent that net investment income of the Separate Account is applied to increase Cash Value. We may incur state and local taxes attributable to the Separate Account. At present, these taxes are not significant. Accordingly, we do not charge or credit the Separate Account for federal, state or local taxes. However, our federal income taxes are increased because of the federal tax law's treatment of deferred acquisition costs. Accordingly, we charge 1% of each premium payment to compensate us for our higher corporate income tax liability.



     If there is a material change in law, charges or credits may be made to the Separate Account for taxes or reserves for taxes. These charges or credits are determined independently of the taxes we actually pay.


TAXATION OF LIFE INSURANCE POLICIES


     TAX STATUS OF THE POLICY. The Code establishes a definition of life insurance which, in part, places limitations on the amount of premiums that may be paid and the Cash Value that can accumulate relative to the Death Benefit. We believe the Policy meets this definition. We reserve the right to refund premiums, increase the Death Benefit (which may result in higher Policy charges), or take any other action we deem necessary to ensure the Policy's compliance with the tax definition of life insurance. The Death Benefit is generally excludable from the Beneficiary's gross income. Interest and other income credited are not taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified", and (2) we, rather than the Policy owner, are considered the owner of the assets of the Separate Account.



     DIVERSIFICATION REQUIREMENTS. The Code prescribes the manner in which the Separate Account must be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract, and the Policy owner is taxable on the income on the contract (as defined in the tax law). We expect that the Separate Account, through the Funds, will comply with the prescribed diversification requirements.



     OWNERSHIP TREATMENT. In certain circumstances, variable life insurance contract owners may be considered the owners of the assets of the Separate Account. Income and gains from the Separate Account would then be includible in the Policy owners' gross income. The IRS has stated that a variable contract owner will be considered the owner of the assets of a separate account if the owner possesses the ability to exercise investment control. As of the date of this Prospectus, no investor control guidance is available.



     We reserve the right to modify the Policy as necessary to attempt to prevent Policy owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.



     The following discussion assumes that the Policy will be treated as a life insurance contract for tax purposes.



     TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the Death Benefit is excludable from gross income under the Code. Certain transfers of the Policy, however, may result in a portion of the Death Benefit being taxable. If the Death Benefit is paid under a Settlement Option, generally payments will be prorated between the non-taxable Death Benefit and taxable interest.

     TAX DEFERRAL DURING ACCUMULATION PERIOD. Any increase in Cash Value is generally not taxable to the Policy owner unless amounts are received (or are deemed to be received) from the Policy before the Insured's death. If the Policy is surrendered, the excess of Cash Value over the "investment in the contract" is includible in the owner's ordinary income. The "investment in the contract" generally is premium payments minus non-taxable distributions. Distributions may be taxable to the owner if the Policy is considered a "modified endowment contract" ("MEC").


POLICIES WHICH ARE NOT MECS


     TAX TREATMENT OF WITHDRAWALS GENERALLY. If the Policy is not a MEC, the amount of any withdrawal generally will be treated first as a non-taxable recovery of premiums and then as taxable income. Thus, a withdrawal from a non-MEC Policy generally is not taxable income unless the total withdrawals exceed the investment in the contract.



     DISTRIBUTIONS REQUIRED IN THE FIRST 15 POLICY YEARS. The Code limits the amount of premium that may be paid and Cash Value that can accumulate relative to the Death Benefit. Where cash distributions are required in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits during this period), some or all of such amounts may be taxable. A reduction in benefits may result from a decrease in Specified Amount, a change from an Option B Death Benefit to an Option A Death Benefit, if withdrawals are made, and in certain other instances.



     TAX TREATMENT OF LOANS. If a Policy is not a MEC, a loan generally is treated as indebtedness of the Policy owner. As a result, the loan is not taxable income to the owner if the Policy remains in force. However, when the interest rate credited to the Loan Account is the same as the interest rate charged for the loan, some or all of the loan proceeds may be includible in income. If a Policy lapses when a loan is outstanding, the amount of the loan outstanding will be treated as a surrender in determining whether any amounts are includible in the Policy owner's income.



     Interest on an individual's Policy loans and interest on any loans of a Policy owner that is a business entity are subject to possible disallowance under complex rules. Consult a tax adviser on these issues.


POLICIES WHICH ARE MECS


     CHARACTERIZATION OF A POLICY AS A MEC. A Policy is a MEC if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is issued after June 21, 1988 and premiums are paid more rapidly than permitted under the "7-Pay Test." A Policy fails this test (and thus is a MEC) if the accumulated amount paid during the 1st 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. Under the Code, a material change of the Policy generally results in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test.



     We monitor the Policies and attempt to notify Policy owners on a timely basis if a Policy is in jeopardy of becoming a MEC. The owner may then request that we take available steps to avoid treating the Policy as a MEC.



     TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the Policy is a MEC, withdrawals are treated first as withdrawals of income and then as a recovery of premiums. Thus, withdrawals are includible in income if Cash Value exceeds the investment in the contract. A Policy loan is treated as a withdrawal for tax purposes.



     If the Policy owner assigns or pledges Cash Value under a MEC (or agrees to assign or pledge any portion), such portion is a withdrawal for tax purposes. The investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a MEC, a Policy owner should consult a qualified tax adviser.



     PENALTY TAX. Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal) from a MEC are subject to a penalty tax of 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after the owner attains age 59 1/2, (2) because the owner has become disabled (as defined in the Code), or (3) as substantially equal periodic payments over the life or life expectancy of the owner (or the joint lives or life expectancies of the owner and his or her beneficiary).



     AGGREGATION OF POLICIES. All life insurance contracts which are treated as MECs and which are purchased by the same person from us or our affiliates within the same calendar year are aggregated and treated as one contract in determining the tax on withdrawals (including deemed withdrawals). The effects of aggregation are not clear;

however, it could affect the taxable amount of a withdrawal (or a deemed withdrawal) and could subject the withdrawal to the 10% penalty tax.



     OTHER CONSIDERATIONS. Changing the Policy owner, exchanging the Policy, changing from one Death Benefit option to another, and other Policy changes may have tax consequences depending on the circumstances of the change. Federal estate and state and local estate taxes, or inheritance taxes and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy owner or Beneficiary.


FEDERAL INCOME TAX WITHHOLDING


     We withhold and send to the federal government a part of the taxable portion of withdrawals unless the Policy owner notifies us in writing at the time of withdrawal that he or she elects no withholding. The Policy owner is always responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. The Policy owner may also be required to pay penalties under the estimated tax rules, if the owner's withholding and estimated tax payments are insufficient to satisfy the owner's total tax liability.


                              LEGAL CONSIDERATIONS


     On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The Policy contains cost of insurance rates that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of federal, state and local laws, including Title VII of the Civil Rights Act, the Equal Pay Act, and NORRIS and subsequent cases on any employment-related insurance or fringe benefit program before purchasing the Policy.


                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS


     We hold the assets of the Separate Account. We keep these assets segregated and apart from our general funds. We maintain records of all purchases and redemptions of the shares of each portfolio of the Funds by each of the Subaccounts.


                                VOTING INTERESTS


     We vote a Fund's shares held in the Separate Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Separate Account. Owners of all Policies participating in each Subaccount are entitled to give us instructions with respect to that Subaccount. An owner's proportionate interest in that Subaccount is measured by units. We determine the number of shares for which a Policy owner may give voting instructions as of the record date for the meeting. Owners will receive proxy material, reports, and other materials relating to the appropriate portfolio of the Funds.



     We vote all Fund shares held in the Separate Account proportionately based on Policy owners' instructions. If changes in law permit, we may vote a Fund's shares in our own right.



     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or of one or more of its portfolios or to approve or disapprove an investment advisory contract for a portfolio of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of a portfolio of a Fund if we reasonably disapprove of such changes. A proposed change would be disapproved only if the change is contrary to state law or prohibited by state regulatory authorities, or if we determine that the change would have an adverse effect on our General Account in that the proposed investment policy for a portfolio may result in overly speculative or unsound investments. In the event we disregard voting instructions, we will include a summary of that action and the reasons for it in the next annual report to Policy owners.

                           STATE REGULATION OF KILICO


     KILICO, a stock life insurance company organized under the laws of Illinois, is subject to regulation by the Illinois Department of Insurance. We file an annual statement with the Director of Insurance on or before March 1st of each year covering our operations and reporting on our financial condition as of December 31st of the preceding year. Periodically, the Director of Insurance examines the liabilities and reserves of KILICO and the Separate Account and certifies to their adequacy. The National Association of Insurance Commissioners conducts a full examination of our operations at least once every three years.



     In addition, we are subject to the insurance laws and regulations of the other states where we operate. Generally, the insurance departments of other states apply the laws of Illinois in determining our permissible investments.

                        KILICO'S DIRECTORS AND OFFICERS


                          [TO BE UPDATED BY AMENDMENT]



     Our directors and principal officers are listed below together with their current positions and their other business experience during the past five years. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.



            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
John B. Scott (53)                     Chief Executive Officer, President and Director of Federal
Chief Executive Officer since          Kemper Life Assurance Company (FKLA) and Fidelity Life
February 1992. President since         Association (FLA) since 1988. Chief Executive Officer,
November 1993. Director since 1992.    President and Director of Zurich Life Insurance Company of
                                       America (ZLICA) and Zurich Direct, Inc. (ZD) since March
                                       1996. Chairman of the Board and Director of Investors
                                       Brokerage Services, Inc. (IBS) and Investors Brokerage
                                       Services Insurance Agency, Inc. (IBSIA) since 1993. Chairman of the Board of FKLA and FLA from April 1988 to January
                                       1996. Chairman of the Board of KILICO from February 1992 to
                                       January 1996. Executive Vice President and Director of
                                       Kemper Corporation (Kemper) from January 1994 and March
                                       1996, respectively. Executive Vice President of Kemper
                                       Financial Companies, Inc. from January 1994 to January 1996 and Director from 1992 to January 1996.
Eliane C. Frye (50)                    Executive Vice President of FKLA and FLA since 1995.
Executive Vice President since 1995.   Executive Vice President of ZLICA and ZD since March 1996.
                                       Director of FLA since December 1997. Director of ZD from
                                       March 1996 to March 1997. Director of IBS and IBSIA since
                                       1995. Senior Vice President of KILICO, FKLA and FLA from
                                       1993 to 1995. Vice President of FKLA and FLA from 1988 to
                                       1993.
Frederick L. Blackmon (46)             Senior Vice President and Chief Financial Officer of FKLA
Senior Vice President and Chief        since December 1995. Senior Vice President and Chief
Financial Officer since December       Financial Officer of FLA since January 1996. Senior Vice
1995.                                  President and Chief Financial Officer of ZLICA since March
                                       1996. Senior Vice President and Chief Financial Officer of
                                       ZD since March 1996. Director of ZD from March 1996 to March
                                       1997. Treasurer and Chief Financial Officer of Kemper since
                                       January 1996. Chief Financial Officer of Alexander Hamilton
                                       Life Insurance Company from April 1989 to November 1995.
James C. Harkensee (39)                Senior Vice President of FKLA and FLA since January 1996.
Senior Vice President since January    Senior Vice President of ZLICA since 1995. Senior Vice
1996.                                  President of ZD since 1995. Director of ZD from April 1993 to March 1997. Vice President of ZLICA from 1992 to 1995.
                                       Chief Actuary of ZLICA from 1991 to 1994. Assistant Vice
                                       President of ZLICA from 1990 to 1992. Vice President of ZD from 1994 to 1995.
James E. Hohmann (42)                  Senior Vice President and Chief Actuary of FKLA since
Senior Vice President and Chief        December 1995. Senior Vice President and Chief Actuary of
Actuary since December 1995.           FLA since January 1996. Senior Vice President and Chief
                                       Actuary of ZLICA since March 1996. Senior Vice President and
                                       Chief Actuary of ZD since March 1996. Director of FLA since
                                       June 1997. Director of ZD from March 1996 to March 1997.
                                       Managing Principal (Partner) of Tillinghast-Towers Perrin
                                       from January 1991 to December 1995. Consultant/Principal
                                       (Partner) of Tillinghast-Towers Perrin from November 1986 to
                                       January 1991.
Edward K. Loughridge (43)              Senior Vice President and Corporate Development Officer of
Senior Vice President and Corporate    FKLA and FLA since January 1996. Senior Vice President and
Development Officer since January      Corporate Development Officer for ZLICA and ZD since March
1996.                                  1996. Senior Vice President of Human Resources of
                                       Zurich-American Insurance Group from February 1992 to March
                                       1996.

            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
Phillip D. Meserve (47)                Senior Vice President of FKLA, FLA, ZLICA and ZD since March
Senior Vice President since March      1997. Director of IBSIA and IBS since March and May, 1997,
1997                                   respectively. Managing Director of Equitable Distributors
                                       from May 1996 to March 1997. Senior Vice President of
                                       Banker's Trust from April 1995 to April 1996. Senior Vice
                                       President of Fidelity Investments Insurance Services from
                                       February 1992 to March 1995.
Debra P. Rezabek (42)                  Senior Vice President of FKLA and FLA since March 1996.
Senior Vice President since 1996.      Corporate Secretary of FKLA and FLA since January 1996. Vice
General Counsel since 1992. Corporate  President of KILICO, FKLA and FLA since 1995. General
Secretary since January 1996.          Counsel and Director of Government Affairs of FKLA and FLA
                                       since 1992 and of KILICO since 1993. Senior Vice President,
                                       General Counsel and Corporate Secretary of ZLICA since March
                                       1996. Senior Vice President, General Counsel and Corporate
                                       Secretary of ZD since March 1996. Director of ZD from March
                                       1996 to March 1997. Secretary of IBS and IBSIA since 1993.
                                       Director of IBS and IBSIA from 1993 to 1996. Assistant
                                       General Counsel of FKLA and FLA from 1988 to 1992. General
                                       Counsel and Assistant Secretary of KILICO, FKLA and FLA from
                                       1992 to 1996. Assistant Secretary of Kemper since January
                                       1996.
Kenneth M. Sapp (52)                   Senior Vice President of FKLA, FLA and ZLICA since January
Senior Vice President since January    1998. Vice President -- Aetna Life Brokerage of Aetna Life &
1998.                                  Annuity Company from February 1992 to January 1998.
George Vlaisavljevich (55)             Senior Vice President of FKLA, FLA and ZLICA since October
Senior Vice President since October    1996. Senior Vice President of ZD since March 1997. Director
1996.                                  of IBS and IBSIA since October 1996. Executive Vice
                                       President of The Copeland Companies from April 1983 to
                                       September 1996.
Loren J. Alter (59)                    Director of FKLA, FLA and Scudder Kemper Investments, Inc.
Director since January 1996.           (SKI) since January 1996. Director of ZLICA since May 1979.
                                       Executive Vice President of Zurich Insurance Company since
                                       1979. President, Chief Executive Officer and Director of
                                       Kemper since January 1996.
William H. Bolinder (54)               Chairman of the Board and Director of FKLA and FLA since
Chairman of the Board and Director     January 1996. Chairman of the Board of ZLICA and ZD since
since January 1996.                    March 1995. Chairman of the Board and Director of Kemper
                                       since January 1996. Vice Chairman and Director of SKI since
                                       January 1996. Member of the Corporate Executive Board of
                                       Zurich Insurance Group since October 1994. Chairman of the
                                       Board of American Guarantee and Liability Insurance Company,
                                       Zurich American Insurance Company of Illinois, American
                                       Zurich Insurance Company and Steadfast Insurance Company
                                       since 1995. Chief Executive Officer of American Guarantee
                                       and Liability Insurance Company, Zurich American Insurance
                                       Company of Illinois, American Zurich Insurance Company and
                                       Steadfast Insurance Company from 1986 to June 1995.
                                       President of Zurich Holding Company of America since 1986.
                                       Manager of Zurich Insurance Company, U.S. Branch since 1986.
                                       Underwriter for Zurich American Lloyds since 1986.
David A. Bowers (51)                   Director of FKLA and ZLICA since May 1997. Director of FLA
Director since May 1997.               since June 1997. Executive Vice President, Corporate
                                       Secretary and General Counsel of Zurich-American Insurance
                                       Group since August 1985. Vice President, General Council and
                                       Secretary of Kemper since January 1996.
Markus Rohrbasser (43)                 Director of FKLA, FLA and ZLICA since May 1997. Chief
Director since May 1997.               Financial Officer and Member of the Corporate Executive
                                       Board of Zurich Insurance Company since January 1997. Member of Enlarged Corporate Executive Board and Chief Executive
                                       Officer of Union Bank of Switzerland (North America) from
                                       1992 to 1997.

                                 LEGAL MATTERS


     All matters of Illinois law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Illinois Insurance Law, have been passed upon by Frank J. Julian, our Associate General Counsel. Jorden Burt Boros Cicchetti Berenson & Johnson, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of Policies.


                               LEGAL PROCEEDINGS


     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We are not a party in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.


                              YEAR 2000 COMPLIANCE

                          [TO BE UPDATED BY AMENDMENT]


     Many existing computer programs were originally designed without considering the impact of the year 2000 and currently use only two digits to identify the year in the date field. This issue affects nearly all companies and organizations and could cause computer applications and systems to fail or create erroneous results to occur for any transaction with a date of January 1, 2000, or later.


     Many companies must undertake major projects to address the year 2000 issue. Each company's costs and uncertainties will depend on a number of factors, including its software and hardware, and the nature of the industry. Companies must also coordinate with other entities with which they electronically interact, including suppliers, customers, creditors and other financial services institutions.


     If a company does not successfully address its year 2000 issues it could face material adverse consequences in the form of lawsuits against the company, lost business, erroneous results and substantial operating problems after January 1, 2000.


     We have taken substantial steps over the last several years to ensure that our systems will be compliant for the year 2000. These steps include the replacement of older systems with new compliant systems. In 1996, we replaced our investment accounting system. In 1997 we replaced our general ledger and accounts payable system. We have also ensured that new systems developed to support new product introductions in 1996 and 1997 are already year 2000 compliant. Data processing expenses related solely to bringing our systems in compliance with the year 2000 amounted to $88 thousand in 1997 and we anticipate that it will cost an additional $895 thousand to bring all remaining systems into compliance. We have also taken steps which require that all other entities with which we electronically interact, including suppliers and other financial services institutions, attest to us in writing that their systems are year 2000 compliant.


                                    EXPERTS

                          [TO BE UPDATED BY AMENDMENT]



     The consolidated balance sheet of KILICO as of December 31, 1997 and the related consolidated statements of operations, stockholder's equity, and cash flows for the year ended December 31, 1997 have been included herein and in the registration statement in reliance upon the report of PricewaterhouseCoopers LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The consolidated balance sheet of KILICO as of December 31, 1996 and the related consolidated statements of operations, stockholder's equity, and cash flows for the periods from January 4, 1996 to December 31, 1996 and for the year ended December 31, 1995 have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering KILICO's financial statements referred to above contains an explanatory paragraph that states as a result of the acquisition of its parent, Kemper Corporation, the consolidated financial information for the period after the acquisition is presented on a different cost basis than that for the period before the acquisition and, therefore, is not comparable.


     The statements of assets and liabilities and policy owners' equity of the Separate Account as of December 31, 1997 and the related statements of operations for the year then ended and the statements of changes in policy owners' equity for the year then ended has been included herein in reliance upon the report of

PricewaterhouseCoopers LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



     The statement of changes in policy owners' equity of the Separate Account for the year ended December 31, 1996 has been included herein in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


     Actuarial matters included in this prospectus have been examined by Christopher J. Nickele, FSA as stated in the opinion filed as an exhibit to the Registration Statement.

                             REGISTRATION STATEMENT

     A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies. For further information concerning the Separate Account, KILICO and the Policy, reference is made to the Registration Statement as amended with exhibits. Copies of the Registration Statement are available from the Commission upon payment of a fee.

                              FINANCIAL STATEMENTS

                          [TO BE UPDATED BY AMENDMENT]



     The financial statements of the Separate Account relate to other life insurance policies in addition to those offered by this Prospectus. Our included financial statements should be considered only as bearing upon our ability to meet our contractual obligations under the Policy. The investment experience of the Separate Account does not affect our financial statements.


                             CHANGE OF ACCOUNTANTS

                          [TO BE UPDATED BY AMENDMENT]



     On September 12, 1997, Kemper Investors Life Insurance Company ("KILICO") appointed the accounting firm of PricewaterhouseCoopers LLP as independent accountants for the year ended December 31, 1997 to replace KPMG LLP effective with such appointment. KILICO's Board of Directors approved the selection of PricewaterhouseCoopers LLP as the new independent accountants. Management had not consulted with PricewaterhouseCoopers LLP on any accounting, auditing or reporting matter, prior to that time.



     During the two most recent fiscal years ended December 31, 1996, there have been no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure or any reportable events. KPMG LLP's report on the financial statements for the past two years contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.



     There were no disagreements with PricewaterhouseCoopers LLP on accounting or financial disclosures for the year ended December 31, 1997.

                          [TO BE UPDATED BY AMENDMENT]

                       REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS OF
KEMPER INVESTORS LIFE INSURANCE COMPANY AND
POLICY OWNERS OF KILICO VARIABLE SEPARATE ACCOUNT:

     We have audited the accompanying statements of assets and liabilities and policy owners' equity of the Kemper Money Market Subaccount, Kemper Total Return Subaccount, Kemper High Yield Subaccount, Kemper Growth Subaccount, Kemper Government Securities Subaccount, Kemper International Subaccount and Kemper SmallCap Growth Subaccount (investment options within the Investors Fund Series), Founders Capital Appreciation Subaccount, Neuberger & Berman Mid-Cap Growth Subaccount, Jancap Growth Subaccount, Lord Abbett Growth & Income Subaccount, T. Rowe Price International Equity Subaccount, T. Rowe Price Asset Allocation Subaccount, PIMCO Limited Maturity Bond Subaccount, PIMCO Total Return Subaccount and INVESCO Equity Income Subaccount (investment options within the American Skandia Trust), of KILICO Variable Separate Account as of December 31, 1997 and the related statements of operations and the statements of changes in policy owners' equity for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in policy owners' equity for the year ended December 31, 1996 was audited by other auditors, whose report, dated March 26, 1997, expressed an unqualified opinion on that statement.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1997 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the December 31, 1997 financial statements referred to above present fairly, in all material respects, the financial position of the subaccounts of KILICO Variable Separate Account at December 31, 1997 and the results of their operations and changes in their policy owners' equity for the year then ended, in conformity with generally accepted accounting principles.


PricewaterhouseCoopers LLP


Chicago, Illinois
February 20, 1998

                          INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS
KEMPER INVESTORS LIFE INSURANCE COMPANY:

     We have audited the accompanying statement of changes in policy owners' equity of the Kemper Money Market Subaccount, Kemper Total Return Subaccount, Kemper High Yield Subaccount, Kemper Growth Subaccount, Kemper Government Securities Subaccount, Kemper International Subaccount, Kemper SmallCap Growth Subaccount (investment options within the Investors Fund Series), Founders Capital Appreciation Subaccount, Neuberger & Berman Mid-Cap Growth Subaccount, Jancap Growth Subaccount, Lord Abbett Growth & Income Subaccount, T. Rowe Price International Equity Subaccount, T. Rowe Price Asset Allocation Subaccount, PIMCO Limited Maturity Bond Subaccount, PIMCO Total Return Subaccount, and INVESCO Equity Income Subaccount (investment options within the American Skandia Trust), of KILICO Variable Separate Account (the Account) for the year ended December 31, 1996. This financial statement is the responsibility of the Account's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the changes in policy owners' equity of the subaccounts of KILICO Variable Separate Account for the year ended December 31, 1996 in conformity with generally accepted accounting principles.


                                       KPMG LLP


Chicago, Illinois
March 26, 1997

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES AND POLICY OWNERS' EQUITY

DECEMBER 31, 1997
(IN THOUSANDS)

                                                                        INVESTORS FUND SERIES
                                    ---------------------------------------------------------------------------------------------
                                      KEMPER                                                KEMPER                       KEMPER
                                      MONEY         KEMPER        KEMPER       KEMPER     GOVERNMENT      KEMPER        SMALLCAP
                                      MARKET     TOTAL RETURN   HIGH YIELD     GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ----------   ------------   ----------   ----------   ----------   -------------   ----------
ASSETS
  Investments in underlying
    portfolio funds, at current
    value.........................     $885         2,890         1,934        2,758        4,709            48            224
  Dividends and other
    receivables...................      101           148             1           --           --            --              1
                                       ----         -----         -----        -----        -----           ---            ---
        Total assets..............      986         3,038         1,935        2,758        4,709            48            225
LIABILITIES AND POLICY OWNERS'
  EQUITY
  Liabilities:
    Mortality and expense risk
      charges.....................        1             2             1            2            3            --             --
    Other.........................       19            --            --           15            9            --              1
                                       ----         -----         -----        -----        -----           ---            ---
        Total liabilities.........       20             2             1           17           12            --              1
                                       ----         -----         -----        -----        -----           ---            ---
  Policy owners' equity...........     $966         3,036         1,934        2,741        4,697            48            224
                                       ====         =====         =====        =====        =====           ===            ===
ANALYSIS OF POLICY OWNERS' EQUITY
  Excess of proceeds from units
    sold over payments for units
    redeemed......................      414           726           939          993        2,445            49            204
  Accumulated net investment
    income (loss).................      552         1,209           832          975        1,635            --              2
  Accumulated net realized gain on
    sales of investments..........       --           883           108          607          294            --             --
  Unrealized appreciation
    (depreciation) of
    investments...................       --           218            55          166          323            (1)            18
                                       ----         -----         -----        -----        -----           ---            ---
  Policy owners' equity...........     $966         3,036         1,934        2,741        4,697            48            224
                                       ====         =====         =====        =====        =====           ===            ===

See accompanying notes to financial statements.

                                               AMERICAN SKANDIA TRUST
    ------------------------------------------------------------------------------------------------------------
      FOUNDERS     NEUBERGER & BERMAN                LORD ABBETT   T. ROWE PRICE   T. ROWE PRICE   PIMCO LIMITED
      CAPITAL           MID-CAP           JANCAP      GROWTH &     INTERNATIONAL       ASSET         MATURITY
    APPRECIATION         GROWTH           GROWTH       INCOME         EQUITY        ALLOCATION         BOND
     SUBACCOUNT        SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
    ------------   ------------------   ----------   -----------   -------------   -------------   -------------
        135               201              527           112             96             58               8
         --                --               --            --             --             --              --
        ---               ---              ---           ---            ---             --               --
        135               201              527           112             96             58               8
         --                --               --            --             --             --              --
         --                --               --            --             --             --              --
        ---               ---              ---           ---            ---             --               --
         --                --               --            --             --             --              --
        ---               ---              ---           ---            ---             --               --
        135               201              527           112             96             58               8
        ===               ===              ===           ===            ===             ==               ==
        131               197              507           109            100             56               8
         --                (1)              --            --             (1)            --              --
         --                --               --            --             --             --              --
          4                 5               20             3             (3)             2              --
        ---               ---              ---           ---            ---             --               --
        135               201              527           112             96             58               8
        ===               ===              ===           ===            ===             ==               ==

       AMERICAN SKANDIA TRUST
     ---------------------------

     PIMCO TOTAL      INVESCO
       RETURN      EQUITY INCOME
     SUBACCOUNT     SUBACCOUNT
     -----------   -------------
         17             72
         --             --
         --             --
         17             72
         --             --
         --             --
         --             --
         --             --
         --             --
         17             72
         ==             ==
         17             70
         --             --
         --             --
         --              2
         --             --
         17             72
         ==             ==

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997
(IN THOUSANDS)

                                                                        INVESTORS FUND SERIES
                                    ---------------------------------------------------------------------------------------------
                                      KEMPER                                                KEMPER                       KEMPER
                                      MONEY         KEMPER        KEMPER       KEMPER     GOVERNMENT      KEMPER        SMALLCAP
                                      MARKET     TOTAL RETURN   HIGH YIELD     GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ----------   ------------   ----------   ----------   ----------   -------------   ----------
Dividends and capital gains
  distributions...................     $66            414          101           522          325           --              2
Mortality and expense risk
  charges.........................      32             24           14            26           42           --             --
                                       ---           ----          ---          ----         ----           --             --
  Net investment income (loss)....      34            390           87           496          283           --              2
                                       ---           ----          ---          ----         ----           --             --
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    sales of investments..........      --            426           96           (10)          19           --             --
  Change in unrealized
    appreciation (depreciation) of
    investments...................      --           (281)         (27)          (21)          17           (1)            18
                                       ---           ----          ---          ----         ----           --             --
Net realized and unrealized gain
  (loss) on investments...........      --            145           69           (31)          36           (1)            18
                                       ---           ----          ---          ----         ----           --             --
Net increase (decrease) in policy
  owners' equity resulting from
  operations......................     $34            535          156           465          319           (1)            20
                                       ===           ====          ===          ====         ====           ==             ==

See accompanying notes to financial statements.

                                                AMERICAN SKANDIA TRUST
     ------------------------------------------------------------------------------------------------------------
       FOUNDERS     NEUBERGER & BERMAN                LORD ABBETT   T. ROWE PRICE   T. ROWE PRICE   PIMCO LIMITED
       CAPITAL           MID-CAP           JANCAP      GROWTH &     INTERNATIONAL       ASSET         MATURITY
     APPRECIATION         GROWTH           GROWTH       INCOME         EQUITY        ALLOCATION         BOND
      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
     ------------   ------------------   ----------   -----------   -------------   -------------   -------------
          --                --               --           --             --              --              --
          --                 1               --           --              1              --              --
          --                --               --           --             --              --               --
          --                (1)              --           --             (1)             --              --
          --                --               --           --             --              --               --
          --                --               --           --             --              --              --
           4                 5               20            3             (3)              2              --
          --                --               --           --             --              --               --
           4                 5               20            3             (3)              2              --
          --                --               --           --             --              --               --
           4                 4               20            3             (4)              2              --
          ==                ==               ==           ==             ==              ==               ==

         AMERICAN SKANDIA TRUST
      ----------------------------

      PIMCO TOTAL   INVESCO EQUITY
        RETURN          INCOME
      SUBACCOUNT      SUBACCOUNT
      -----------   --------------
          --              --
          --              --
           --             --
          --              --
           --             --
          --              --
          --               2
           --             --
          --               2
           --             --
          --               2
           ==             ==

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN POLICY OWNERS' EQUITY

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
(IN THOUSANDS)

                                                                        INVESTORS FUND SERIES
                                            -----------------------------------------------------------------------------
                                                   KEMPER                       KEMPER                      KEMPER
                                                MONEY MARKET                 TOTAL RETURN                 HIGH YIELD
                                                 SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                            ---------------------         -------------------         -------------------
                                             1997           1996          1997          1996          1997          1996
                                             ----           ----          ----          ----          ----          ----
Operations:
  Net investment income...................  $    34            46           390           142            87           154
  Net realized gain (loss) on sales of
    investments...........................       --            --           426           128            96             9
  Change in unrealized appreciation
    (depreciation) of investments.........       --            --          (281)          117           (27)           34
                                            -------         -----         -----         -----         -----         -----
    Net increase (decrease) in policy
      owners' equity resulting from
      operations..........................       34            46           535           387           156           197
                                            -------         -----         -----         -----         -----         -----
Account unit transactions:
  Proceeds from units sold................    2,965           270            27            43            22             6
  Net transfers (to) from affiliated
    divisions and subaccounts.............   (1,059)           55          (400)          484           298          (567)
  Payments for units redeemed.............   (2,011)         (336)         (217)         (376)          (50)         (217)
                                            -------         -----         -----         -----         -----         -----
    Net increase (decrease) in policy
      owners' equity from account unit
      transactions........................     (105)          (11)         (590)          151           270          (778)
                                            -------         -----         -----         -----         -----         -----
Total increase (decrease) in policy
  owners' equity..........................      (71)           35           (55)          538           426          (581)
Policy owners' equity:
  Beginning of year.......................    1,037         1,002         3,091         2,553         1,508         2,089
                                            -------         -----         -----         -----         -----         -----
  End of year.............................  $   966         1,037         3,036         3,091         1,934         1,508
                                            =======         =====         =====         =====         =====         =====

See accompanying notes to financial statements.

                     INVESTORS FUND SERIES
---------------------------------------------------------------
                   KEMPER
   KEMPER        GOVERNMENT        KEMPER           KEMPER
   GROWTH        SECURITIES     INTERNATIONAL   SMALLCAP GROWTH
 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
-------------   -------------   -------------   ---------------
1997    1996    1997    1996    1997    1996     1997     1996
----    ----    ----    ----    ----    ----     ----     ----
  496     261     283     251    --      --         2      --
  (10)    397      19      17    --      --        --      --
  (21)   (228)     17    (203)   (1)     --        18      --
-----   -----   -----   -----    --      --       ---      --
  465     430     319      65    (1)     --        20      --
-----   -----   -----   -----    --      --       ---      --
   92     121      32      22    35      --       137       2
  (38)     65     492     (37)   19      --        93      --
 (138)   (179)   (131)   (162)   (5)     --       (28)     --
-----   -----   -----   -----    --      --       ---      --
  (84)      7     393    (177)   49      --       202       2
-----   -----   -----   -----    --      --       ---      --
  381     437     712    (112)   48      --       222       2
2,360   1,923   3,985   4,097    --      --         2      --
-----   -----   -----   -----    --      --       ---      --
2,741   2,360   4,697   3,985    48      --       224       2
=====   =====   =====   =====    ==      ==       ===      ==

\

KILICO VARIABLE SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
(IN THOUSANDS)

                                                                       AMERICAN SKANDIA TRUST
                                                       -------------------------------------------------------
                                                                       NEUBERGER &
                                                         FOUNDERS        BERMAN                    LORD ABBETT
                                                          CAPITAL        MID-CAP       JANCAP       GROWTH &
                                                       APPRECIATION      GROWTH        GROWTH        INCOME
                                                        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                       -------------   -----------   -----------   -----------
                                                       1997    1996    1997   1996   1997   1996   1997   1996
                                                       ----    ----    ----   ----   ----   ----   ----   ----
Operations:
  Net investment loss................................  $ --      --     (1)    --     --     --     --     --
  Net realized gain on sales of investments..........    --      --     --     --     --     --     --     --
  Change in unrealized appreciation (depreciation) of
    investments......................................     4      --      5     --     20     --      3     --
                                                       ----     ---    ---     --    ---     --    ---     --
    Net increase (decrease) in policy owners' equity
      resulting from operations......................     4      --      4     --     20     --      3     --
                                                       ----     ---    ---     --    ---     --    ---     --
Account unit transactions:
  Proceeds from units sold...........................    89      --    124      2    330      4     58      2

  Net transfers from affiliated divisions and
    subaccounts......................................    63      --     99     --    242     --     61     --
  Payments for units redeemed........................   (21)     --    (28)    --    (69)    --    (12)    --
                                                       ----     ---    ---     --    ---     --    ---     --
    Net increase in policy owners' equity from
      account unit transactions......................   131      --    195      2    503      4    107      2
                                                       ----     ---    ---     --    ---     --    ---     --
Total increase in policy owners' equity..............   135      --    199      2    523      4    110      2
Policy owners' equity:
  Beginning of year..................................    --      --      2     --      4     --      2     --
                                                       ----     ---    ---     --    ---     --    ---     --
  End of year........................................  $135      --    201      2    527      4    112      2
                                                       ====     ===    ===     ==    ===     ==    ===     ==

See accompanying notes to financial statements.

                               AMERICAN SKANDIA TRUST
      -------------------------------------------------------------------------
      T. ROWE PRICE   T. ROWE PRICE   PIMCO LIMITED                   INVESCO
      INTERNATIONAL       ASSET         MATURITY      PIMCO TOTAL     EQUITY
         EQUITY        ALLOCATION         BOND          RETURN        INCOME
       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
      -------------   -------------   -------------   -----------   -----------
      1997    1996    1997    1996    1997    1996    1997   1996   1997   1996
      ----    ----    ----    ----    ----    ----    ----   ----   ----   ----
        (1)    --      --      --      --      --      --    --      --    --
        --     --      --      --      --      --      --    --      --    --
        (3)    --       2      --      --      --      --    --       2    --
       ---      --     --       --     --       --     --     --     --     --
        (4)    --       2      --      --      --      --    --       2    --
       ---      --     --       --     --       --     --     --     --     --
        63     --      35      --       4      --      11    --      49    --

        50     --      27      --       5      --       8    --      28    --
       (13)    --      (6)     --      (1)     --      (2)   --      (7)   --
       ---      --     --       --     --       --     --     --     --     --
       100     --      56      --       8      --      17    --      70    --
       ---      --     --       --     --       --     --     --     --     --
        96     --      58      --       8      --      17    --      72    --
        --     --      --      --      --      --      --    --      --    --
       ---      --     --       --     --       --     --     --     --     --
        96     --      58      --       8      --      17    --      72    --
       ===      ==     ==       ==     ==       ==     ==     ==     ==     ==

KILICO VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     KILICO Variable Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Kemper Corporation. Kemper Corporation was acquired by an investor group led by Zurich Insurance Company ("Zurich") on January 4, 1996. Effective February 27, 1998, KILICO and Kemper Corporation became wholly-owned subsidiaries of Zurich.

     The Separate Account is used to fund policies ("Policy") for the Select variable universal life policies and the Power V flexible premium variable universal life policies. The Separate Account is divided into sixteen subaccounts. The Select policies have five subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Investors Fund Series (the "Fund"), an open-end diversified management investment company. The Power V policies have sixteen subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Investors Fund Series and the American Skandia Trust, also an open-end diversified management investment company.

ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

SECURITY VALUATION

     The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1997.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the trade date (date when KILICO accepts risks of providing insurance coverage to the insured). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.

ACCOUNT UNIT TRANSACTIONS

     Proceeds from a Policy are automatically allocated to the Kemper Money Market subaccount on the trade date for a 15 day period. At the end of this period, the Separate Account value (cash value) may be allocated to other subaccounts as designated by the owner of the Policy.

ACCUMULATION UNIT VALUATION

     On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.


FEDERAL INCOME TAXES



     The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus, the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

     In early 1998, the Clinton Administration's Fiscal Year 1999 Budget was released and contained certain proposals to change the taxation of non-qualified fixed and variable annuities as well as variable universal life contracts. It is currently unknown whether such proposals will be adopted, amended or omitted in the final 1999 budget approved by Congress.

(2) SUMMARY OF INVESTMENTS

     Investments, at cost, at December 31, 1997, are as follows (in thousands):

                                                              SHARES
                                                              OWNED        COST
                                                              ------       ----
  INVESTORS FUND SERIES
  Kemper Money Market Subaccount............................    885       $   885
  Kemper Total Return Subaccount............................  1,024         2,672
  Kemper High Yield Subaccount..............................  1,493         1,879
  Kemper Growth Subaccount..................................    919         2,592
  Kemper Government Securities Subaccount...................  3,900         4,386
  Kemper International Subaccount...........................     30            49
  Kemper Small Cap Growth Subaccount........................    114           206
  AMERICAN SKANDIA TRUST
  Founders Capital Appreciation Subaccount..................      8           131
  Neuberger & Berman Mid-Cap Growth Subaccount..............     12           196
  Jancap Growth Subaccount..................................     23           507
  Lord Abbett Growth & Income Subaccount....................      5           109
  T. Rowe Price International Equity Subaccount.............      8            99
  T. Rowe Price Asset Allocation Subaccount.................      4            56
  PIMCO Limited Maturity Bond Subaccount....................      1             8
  PIMCO Total Return Subaccount.............................      1            17
  INVESCO Equity Income Subaccount..........................      4            70
                                                                          -------
       TOTAL INVESTMENTS....................................              $13,862
                                                                          =======

     The underlying investments are summarized below.

INVESTORS FUND SERIES

     KEMPER MONEY MARKET SUBACCOUNT: This subaccount invests primarily in short-term obligations of major banks and corporations.

     KEMPER TOTAL RETURN SUBACCOUNT: This subaccount's investments will normally consist of fixed-income and equity securities. Fixed-income securities will include bonds and other debt securities and preferred stocks. Equity investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, the subaccount may also make private placement investments (which are normally restricted securities).

     KEMPER HIGH YIELD SUBACCOUNT: This subaccount invests in fixed-income securities, a substantial portion of which are high yielding fixed-income securities. These securities ordinarily will be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.

     KEMPER GROWTH SUBACCOUNT: This subaccount's investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, it may also make private placement investments (which are normally restricted securities).

     KEMPER GOVERNMENT SECURITIES SUBACCOUNT: This subaccount invests primarily in U.S. Government Securities. The subaccount may also invest in fixed-income securities other than U.S. Government securities and may engage in options and financial futures transactions.

     KEMPER INTERNATIONAL SUBACCOUNT: This subaccount's investments will normally consist of equity securities of non-United States issuers, however, it may also invest in convertible and debt securities of non-United States issuers and foreign currencies.

     KEMPER SMALL CAP GROWTH SUBACCOUNT: This subaccount's investments will consist primarily of common stocks and securities convertible into or exchangeable for common stocks and to a limited degree in preferred stocks and debt securities. At least 65% of the subaccount's total assets will be invested in equity securities of companies having a market capitalization of $1 billion or less at the time of initial investment.

AMERICAN SKANDIA TRUST

     FOUNDERS CAPITAL APPRECIATION SUBACCOUNT: This subaccount seeks capital appreciation through investment primarily in common stocks of U.S. companies with market capitalizations of $1.5 billion or less. These stocks normally will be traded in the over-the-counter market.

     NEUBERGER & BERMAN MID-CAP GROWTH (FORMERLY BERGER CAPITAL GROWTH)
SUBACCOUNT: This subaccount seeks long-term capital appreciation by investing primarily in the common stocks of established companies.

     JANCAP GROWTH SUBACCOUNT: This subaccount seeks growth of capital in a manner consistent with preservation of capital by emphasizing investments in common stocks.

     LORD ABBETT GROWTH & INCOME SUBACCOUNT: This subaccount seeks long-term growth of capital and income while attempting to avoid excessive fluctuations in market value by investing in common stocks of seasoned companies which are expected to show above-average growth.

     T. ROWE PRICE INTERNATIONAL EQUITY SUBACCOUNT: This subaccount seeks total return on its assets from long-term growth of capital and income principally through investment primarily in common stocks of established, non-U.S. companies.

     T. ROWE PRICE ASSET ALLOCATION SUBACCOUNT: This subaccount seeks a high level of total return by investing primarily in a diversified group of fixed income and equity securities.

     PIMCO LIMITED MATURITY BOND SUBACCOUNT: This subaccount seeks to maximize total return, consistent with preservation of capital and prudent investment management by investing primarily in fixed income securities of various types.

     PIMCO TOTAL RETURN SUBACCOUNT: This subaccount seeks to maximize total return, consistent with preservation of capital by investing primarily in fixed income securities of various types.

     INVESCO EQUITY INCOME SUBACCOUNT: This subaccount seeks high current income while following sound investment practices, with capital growth potential as an additional but secondary consideration. The subaccount invests primarily in dividend-paying, marketable common stocks of domestic and foreign industrial issuers.

(3) TRANSACTIONS WITH AFFILIATES


     KILICO provides a death benefit payment upon the death of the Policy owner under the terms of the death benefit option selected by the Policy owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the Policy owner. These cost of insurance charges vary with the issue age, sex and rate class of the Policy owner, and are allocated among the subaccounts in the proportion of each subaccount to the Separate Account value. Cost of insurance charges totaled approximately $121,300 and $396,200 for the Select and Power V variable universal life products, respectively, for the year ended December 31, 1997. Additionally, KILICO assesses a daily charge to the subaccounts for mortality and expense risk assumed by KILICO at an annual rate of .90% of assets.



     A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V policy prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the actual premium tax attributable to a Policy may be more or less. In addition, a charge for federal taxes equal to 1% of each premium payment will be deducted to compensate KILICO for a higher corporate income tax liability resulting from changes made to the Internal Revenue Code by the Omnibus Budget Reconciliation Act of 1990.


     Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan is $500 and is limited to 90% of the Policy's investment value, less applicable surrender charges. Interest is assessed against the policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

     Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

     Scudder Kemper Investments, Inc. ("SKI"), formerly Zurich Kemper Investments, Inc., an affiliated company, is the investment manager of the portfolios of the Investors Fund Series portfolios. American Skandia Investment Services, Incorporated ("ASISI"), an unaffiliated company, is the investment manager for the American Skandia Trust.

     Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

(4) NET TRANSFERS (TO) FROM AFFILIATED DIVISIONS AND SUBACCOUNTS

     Net transfers (to) from affiliated divisions or accounts include transfers of all or part of the Policy Owner's interest to or from another subaccount or to the general account of KILICO.

(5) POLICY OWNERS' EQUITY

     Policy Owners' equity at December 31, 1997, is as follows (in thousands, except unit value; differences are due to rounding):

                                                              NUMBER             POLICY
                                                                OF      UNIT     OWNERS'
                                                              UNITS     VALUE    EQUITY
                                                              ------    -----    -------
                      POWER V POLICIES

INVESTORS FUND SERIES:
Kemper Money Market Subaccount..............................    362    $ 1.054   $   382
Kemper Total Return Subaccount..............................      4      3.340        14
Kemper High Yield Subaccount................................     26      1.413        36
Kemper Growth Subaccount....................................     32      4.045       129
Kemper Government Securities Subaccount.....................      5      1.301         7
Kemper International Subaccount.............................     29      1.693        48
Kemper Small Cap Growth Subaccount..........................    101      2.225       224

AMERICAN SKANDIA TRUST:

Founders Capital Appreciation Subaccount....................      8     17.611       135
Neuberger & Berman Mid-Cap Growth Subaccount................     12     16.603       201
JanCap Growth Subaccount....................................     22     23.905       527
Lord Abbett Growth & Income Subaccount......................      5     21.040       112
T. Rowe Price International Equity Subaccount...............      8     12.098        96
T. Rowe Price Asset Allocation Subaccount...................      4     15.536        58
PIMCO Limited Maturity Bond Subaccount......................     --     11.487         8
PIMCO Total Return Subaccount...............................      1     12.071        17
Invesco Equity Income Subaccount............................      4     17.062        72
                                                                                 -------
     TOTAL POWER V POLICY OWNERS' EQUITY....................                     $ 2,066
                                                                                 =======

SELECT POLICIES

INVESTORS FUND SERIES:
Kemper Money Market Subaccount..............................    357    $ 1.635   $   584
Kemper Total Return Subaccount..............................  1,215      2.488     3,022
Kemper High Yield Subaccount................................    776      2.446     1,898
Kemper Growth Subaccount....................................    779      3.354     2,612
Kemper Government Securities Subaccount.....................  2,330      2.013     4,690
                                                                                 -------
     TOTAL SELECT POLICY OWNERS' EQUITY.....................                     $12,806
                                                                                 =======

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

THE BOARD OF DIRECTORS AND STOCKHOLDER'S
KEMPER INVESTORS LIFE INSURANCE COMPANY:

     We have audited the accompanying consolidated balance sheet of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1997, and the related consolidated statements of operations, stockholder's equity, and cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit. The financial statements of Kemper Investors Life Insurance Company and subsidiaries for the period from January 4, 1996 to December 31, 1996 (post-acquisition basis) and for the year ended December 31, 1995 (pre-acquisition basis), were audited by other auditors, whose unqualified report, dated March 21, 1997, included an explanatory paragraph that described the acquisition of Kemper Investors Life Insurance Company as discussed in Note 1 to the financial statements.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1997, and the results of their operations and their cash flows for the year then ended in conformity with generally accepted accounting principles.


/s/ PricewaterhouseCoopers L.L.P.


Coopers & Lybrand L.L.P.


Chicago, Illinois
March 18, 1998

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

THE BOARD OF DIRECTORS AND STOCKHOLDER
KEMPER INVESTORS LIFE INSURANCE COMPANY:

     We have audited the accompanying consolidated balance sheet of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1996 and the related consolidated statements of operations, stockholder's equity, and cash flows for the period from January 4, 1996 to December 31, 1996 (post-acquisition), and for the year ended December 31, 1995 (pre-acquisition). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the aforementioned post-acquisition consolidated financial statements present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1996 and the results of their operations and their cash flows for the post-acquisition period, in conformity with generally accepted accounting principles. Also, in our opinion, the aforementioned pre-acquisition consolidated financial statements present fairly, in all material respects, the results of their operations and their cash flows for the pre-acquisition period, in conformity with generally accepted accounting principles.


     As discussed in Note 1 to the consolidated financial statements, effective January 4, 1996, an investor group as described in Note 1, acquired all of the outstanding stock of Kemper Corporation, the parent of Kemper Investors Life Insurance Company, in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the period after the acquisition is presented on a different cost basis than that for the period before the acquisition and, therefore, is not comparable.



KPMG LLP


Chicago, Illinois
March 21, 1997

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                       (in thousands, except share data)

                                                              DECEMBER 31   DECEMBER 31
                                                                 1997          1996
                                                              -----------   -----------
ASSETS
Fixed maturities, available for sale, at fair value
  (amortized cost: December 31, 1997, $3,644,075; December
  31, 1996, $3,929,650).....................................  $ 3,668,643   $3,866,431
Short-term investments......................................      236,057       71,696
Joint venture mortgage loans................................       72,663      110,971
Third-party mortgage loans..................................      102,974      106,585
Other real estate-related investments.......................       44,409       50,157
Policy loans................................................      282,439      288,302
Equity securities...........................................       24,839        9,910
Other invested assets.......................................       20,820       13,597
                                                              -----------   ----------
          Total investments.................................    4,452,844    4,517,649
Cash........................................................       23,868        2,776
Accrued investment income...................................      117,789      115,199
Goodwill....................................................      229,393      244,688
Value of business acquired..................................      138,482      189,639
Deferred insurance acquisition costs........................       59,459       26,811
Deferred income taxes.......................................       39,993           --
Reinsurance recoverable.....................................      382,609      427,165
Receivable on sales of securities...........................       20,076       32,569
Other assets and receivables................................        3,187       34,117
Assets held in separate accounts............................    5,121,950    2,127,247
                                                              -----------   ----------
          Total assets......................................  $10,589,650   $7,717,860
                                                              ===========   ==========
LIABILITIES
Future policy benefits......................................  $ 3,856,871   $4,256,521
Ceded future policy benefits................................      382,609      427,165
Benefits and funds payable..................................      150,524       36,142
Other accounts payable and liabilities......................      212,133       59,462
Deferred income taxes.......................................           --       60,362
Liabilities related to separate accounts....................    5,121,950    2,127,247
                                                              -----------   ----------
          Total liabilities.................................    9,724,087    6,966,899
                                                              -----------   ----------
Commitments and contingent liabilities
STOCKHOLDER'S EQUITY
Capital stock--$10 par value,
  authorized 300,000 shares; outstanding 250,000 shares.....        2,500        2,500
Additional paid-in capital..................................      806,538      761,538
Unrealized gain (loss) on investments.......................       12,637      (47,498)
Retained earnings...........................................       43,888       34,421
                                                              -----------   ----------
          Total stockholder's equity........................      865,563      750,961
                                                              -----------   ----------
          Total liabilities and stockholder's equity........  $10,589,650   $7,717,860
                                                              ===========   ==========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                     YEAR ENDED DECEMBER 31
                                                              ------------------------------------
                                                                                    PREACQUISITION
                                                                                    --------------
                                                                1997       1996          1995
                                                                ----       ----          ----
REVENUE
Net investment income.......................................  $296,195   $299,688     $ 348,448
Realized investment gains (losses)..........................    10,546     13,602      (318,700)
Premium income..............................................    22,239      7,822           236
Separate account fees and charges...........................    85,413     25,309        21,909
Other income................................................    11,087      9,786        16,192
                                                              --------   --------     ---------
          Total revenue.....................................   425,480    356,207        68,085
                                                              --------   --------     ---------
BENEFITS AND EXPENSES
Interest credited to policyholders..........................   199,782    223,094       237,984
Claims incurred and other policyholder benefits.............    28,372     14,255         7,631
Taxes, licenses and fees....................................    52,608      2,173         6,912
Commissions.................................................    32,602     25,962        24,881
Operating expenses..........................................    36,837     24,678        20,837
Deferral of insurance acquisition costs.....................   (38,177)   (27,820)      (36,870)
Amortization of insurance acquisition costs.................     3,204      2,316        14,423
Amortization of value of business acquired..................    24,948     21,530       --
Amortization of goodwill....................................    15,295     10,195       --
                                                              --------   --------     ---------
          Total benefits and expenses.......................   355,471    296,383       275,798
                                                              --------   --------     ---------
Income (loss) before income tax expense (benefit)...........    70,009     59,824      (207,713)
Income tax expense (benefit)................................    31,292     25,403       (74,664)
                                                              --------   --------     ---------
          Net income (loss).................................  $ 38,717   $ 34,421     $(133,049)
                                                              ========   ========     =========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

                                                                                               PREACQUISITION
                                                                                               --------------
                                                       DECEMBER 31   DECEMBER 31   JANUARY 4    DECEMBER 31
                                                          1997          1996         1996           1995
                                                       -----------   -----------   ---------    -----------
CAPITAL STOCK, beginning and end of period...........   $  2,500      $  2,500     $  2,500      $   2,500
                                                        --------      --------     --------      ---------

ADDITIONAL PAID-IN CAPITAL, beginning of period......    761,538       743,104      491,994        491,994
Capital contributions from parent....................     45,000        18,434        --           --
Adjustment to reflect purchase accounting method.....     --            --          251,110        --
                                                        --------      --------     --------      ---------
          End of period..............................    806,538       761,538      743,104        491,994
                                                        --------      --------     --------      ---------

UNREALIZED GAIN (LOSS) ON INVESTMENTS, beginning of
  period.............................................    (47,498)       --           68,502       (236,443)
Unrealized gain (loss) on revaluation of investments,
  net................................................     60,135       (47,498)       --           304,945
Adjustment to reflect purchase accounting method.....     --            --          (68,502)       --
                                                        --------      --------     --------      ---------
          End of period..............................     12,637       (47,498)       --            68,502
                                                        --------      --------     --------      ---------

RETAINED EARNINGS, beginning of period...............     34,421        --           42,880        175,929
Net income (loss)....................................     38,717        34,421        --          (133,049)
Dividends to parent..................................    (29,250)       --            --           --
Adjustment to reflect purchase accounting method.....     --            --          (42,880)       --
                                                        --------      --------     --------      ---------
          End of period..............................     43,888        34,421        --            42,880
                                                        --------      --------     --------      ---------

          Total stockholder's equity.................   $865,563      $750,961     $745,604      $ 605,876
                                                        ========      ========     ========      =========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                    YEAR ENDED DECEMBER 31
                                                           ----------------------------------------
                                                                                     PREACQUISITION
                                                                                     --------------
                                                             1997         1996            1995
                                                             ----         ----            ----
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income (loss)......................................  $  38,717   $    34,421     $(133,049)
  Reconcilement of net income (loss) to net cash
     provided:
     Realized investment losses (gains)..................    (10,546)      (13,602)      318,700
     Interest credited and other charges.................    198,206       230,298       237,984
     Deferred insurance acquisition costs................    (34,973)      (25,504)      (22,447)
     Amortization of value of business acquired..........     24,948        21,530       --
     Amortization of goodwill............................     15,295        10,195       --
     Amortization of discount and premium on
       investments.......................................     17,866        25,743         4,586
     Deferred income taxes...............................    (99,370)         (897)       38,423
     Net change in current federal income taxes..........     97,386       108,806       (86,990)
     Benefits and premium taxes due related to separate
       account bank-owned life insurance.................    180,546       --            --
     Other, net..........................................     17,168       (22,283)      (29,905)
                                                           ---------   -----------     ---------
          Net cash provided from operating activities....    445,243       368,707       327,302
                                                           ---------   -----------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Cash from investments sold or matured:
     Fixed maturities held to maturity...................    229,208       264,383       320,143
     Fixed maturities sold prior to maturity.............    633,872       891,995       297,637
     Mortgage loans, policy loans and other invested
       assets............................................    131,866       168,727       450,573
  Cost of investments purchased or loans originated:
     Fixed maturities....................................   (606,028)   (1,369,091)     (549,867)
     Mortgage loans, policy loans and other invested
       assets............................................    (76,350)     (119,044)     (131,966)
  Short-term investments, net............................   (164,361)      300,819      (168,351)
  Net change in receivable and payable for securities
     transactions........................................     29,746       (31,667)       (1,397)
  Net reductions in other assets.........................        244           115         1,996
                                                           ---------   -----------     ---------
          Net cash provided by investing activities......    178,197       106,237       218,768
                                                           ---------   -----------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits............................................    145,687       141,159       247,778
     Withdrawals.........................................   (745,510)     (700,084)     (755,917)
  Capital contributions from parent......................     45,000        18,434       --
  Dividends to parent....................................    (29,250)      --            --
  Other..................................................    (18,275)       42,512       (35,309)
                                                           ---------   -----------     ---------
          Net cash used in financing activities..........   (602,348)     (497,979)     (543,448)
                                                           ---------   -----------     ---------
               Net increase (decrease) in cash...........     21,092       (23,035)        2,622
CASH, beginning of period................................      2,776        25,811        23,189
                                                           ---------   -----------     ---------
CASH, end of period......................................  $  23,868   $     2,776     $  25,811
                                                           =========   ===========     =========


See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). On January 4, 1996, an investor group comprised of Zurich Insurance Company ("Zurich"), Insurance Partners, L.P. ("IP") and Insurance Partners Offshore (Bermuda), L.P. (together with IP, "Insurance Partners") acquired all of the issued and outstanding common stock of Kemper. As a result of that change in control, Zurich and Insurance Partners owned 80 percent and 20 percent, respectively, of Kemper and therefore the Company. On February 27, 1998, Zurich acquired Insurance Partner's remaining 20 percent interest for cash. As a result of this transaction, Kemper and the Company became wholly-owned subsidiaries of Zurich.

     The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 1996 and 1995 consolidated financial statements in order for them to conform to the 1997 presentation.

PURCHASE ACCOUNTING METHOD

     The acquisition of the Company on January 4, 1996, was accounted for using the purchase method of accounting. The consolidated financial statements of the Company prior to January 4, 1996, were prepared on a historical cost basis in accordance with generally accepted accounting principles. The accompanying financial statements and notes thereto prepared prior to January 4, 1996 have been labeled "preacquisition". The accompanying consolidated financial statements of the Company as of January 4, 1996 (the acquisition date) and as of and for the years ended December 31, 1996 and 1997, have been prepared in conformity with the purchase method of accounting. The Company has presented January 4, 1996 (the acquisition date), as the opening purchase accounting balance sheet where appropriate for comparative purposes throughout the accompanying financial statements and notes thereto.

     Under purchase accounting, the Company's assets and liabilities have been marked to their relative fair values as of the acquisition date. The difference between the cost of acquiring the Company and the net fair values of the Company's assets and liabilities as of the acquisition date has been recorded as goodwill. The allocated cost of acquiring the Company was $745.6 million and the acquisition resulted in goodwill of $254.9 million as of January 4, 1996. The Company began to amortize goodwill during 1996 on a straight-line basis over twenty-five years. In December of 1997, the Company changed its amortization period to twenty years in order to conform to Zurich's accounting practices and policies. As a result of the change in amortization periods, the Company recorded an increase in goodwill amortization expense of $5.1 million during 1997.

     The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determines that goodwill is not recoverable, it would amortize such amounts as additional goodwill expense in the accompanying financial statements. As of December 31, 1997, the Company believes that no such adjustment is necessary.

     Purchase accounting adjustments primarily affected the recorded historical values of fixed maturities, mortgage loans, other invested assets, deferred insurance acquisition costs, future policy benefits and deferred income taxes.

     Deferred insurance acquisition costs, and the related amortization thereof, for policies sold prior to January 4, 1996, have been replaced by the value of business acquired.

     The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

     A 15 percent discount rate was used to determine such value and represents the rate of return required by Zurich and Insurance Partners to invest in the business being acquired. In selecting the rate of return used to value

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) the policies purchased, the Company considered the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows, the cost of capital available to fund the acquisition, the perceived likelihood of changes in insurance regulations and tax laws, the complexity of the Company's business, and the prices paid (i.e., discount rates used in determining other life insurance company valuations) on similar blocks of business sold in recent periods.

     The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2002 are as follows:

                                                                                                 PROJECTED
                   (IN THOUSANDS)                      BEGINNING                  ACCRETION OF    ENDING
               YEAR ENDED DECEMBER 31                   BALANCE    AMORTIZATION     INTEREST      BALANCE
----------------------------------------------------   ---------   ------------   ------------   ---------
1996 (actual).......................................   $190,222      $(31,427)      $ 9,897      $168,692
1997 (actual).......................................    168,692       (34,906)        9,958       143,744
1998................................................    143,744       (25,633)        8,933       127,044
1999................................................    127,044       (23,701)        7,873       111,216
2000................................................    111,216       (21,668)        6,876        96,424
2001................................................     96,424       (19,122)        5,973        83,275
2002................................................     83,275       (17,835)        5,134        70,574

     The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to stockholder's equity, net of income tax. As of December 31, 1997 and 1996, this adjustment increased (decreased) the value of business acquired by $(5.3) million and $20.9 million, respectively, and stockholder's equity by approximately $(3.4) million and $13.6 million, respectively.

ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

LIFE INSURANCE REVENUE AND EXPENSES

     Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs. Also reflected in fees and other income is a ceding commission experience adjustment received in 1995 as a result of certain reinsurance transactions entered into by the Company during 1992. (See note captioned "Reinsurance".)

     Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
DEFERRED INSURANCE ACQUISITION COSTS

     The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio, through a credit or charge to stockholder's equity, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

FUTURE POLICY BENEFITS

     Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 3.0 percent to 7.3 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 3.0 percent to 12.0 percent.

     Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Estimated future investment yields are a level 7 percent for reinsurance assumed and for direct business, 8 percent for three years; 7 percent for year four; and 6 percent thereafter.

INVESTED ASSETS AND RELATED INCOME

     Investments in fixed maturities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value. (See note captioned "Fair Value of Financial Instruments".)

     The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

     Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments net of any applicable reserve and write-downs include notes receivable from real estate ventures; investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures; and real estate owned carried at fair value.

     Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions and calculated in conformity with Statement of Financial Accounting Standards ("SFAS") 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN, indicate a likelihood of loss. At year-end 1995, reflecting the Company's change in strategy with respect to its real estate portfolio, and the disposition thereof, and on January 4, 1996, reflecting the acquisition of the Company, real estate-related investments were valued using an estimate of the investments observable market price, net of estimated costs to sell.

     Under purchase accounting, the market value of the Company's policy loans and other invested assets consisting primarily of venture capital investments and a leveraged lease, became the Company's new cost basis in such investments. Investments in policy loans and other invested assets after January 4, 1996 are carried at cost.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to stockholder's equity. Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefitted.

SEPARATE ACCOUNT BUSINESS

     The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.

INCOME TAX


     The operations of the Company prior to January 4, 1996 have been included in the consolidated federal income tax return of Kemper. Income taxes receivable or payable have been determined on a separate return basis, and payments have been received from or remitted to Kemper pursuant to a tax allocation arrangement between Kemper and its subsidiaries, including the Company. The Company generally had received a tax benefit for losses to the extent such losses can be utilized in Kemper's consolidated federal tax return. Subsequent to January 4, 1996, the Company and its subsidiaries file separate federal income tax returns.


     Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) CASH FLOW INFORMATION


     The Company defines cash as cash in banks and money market accounts. Federal income tax refunded by Kemper under the tax allocation arrangement for the period from January 1, 1996 to January 4, 1996 and for the years ended December 31, 1995 amounted to $108.8 million and $25.2 million, respectively. The Company paid federal income taxes of $29.0 million and $28.1 million directly to the United States Treasury Department during 1997 and 1996, respectively.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME

     The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value (estimated fair value) of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:

                                                                                  ESTIMATED UNREALIZED
                                                         CARRYING    AMORTIZED    --------------------
                                                          VALUE         COST       GAINS      LOSSES
                    (in thousands)                       --------    ---------     -----      ------
DECEMBER 31, 1997
U.S. treasury securities and obligations of U.S.
  government agencies and authorities.................  $    6,258   $    6,298   $     4    $    (44)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed...................      29,330       29,308       160        (138)
Debt securities issued by foreign governments.........      92,563       92,722       188        (347)
Corporate securities..................................   1,861,655    1,846,588    24,733      (9,666)
Mortgage and asset-backed securities..................   1,678,837    1,669,159    10,035        (357)
                                                        ----------   ----------   -------    --------
       Total fixed maturities.........................  $3,668,643   $3,644,075   $35,120    $(10,552)
                                                        ==========   ==========   =======    ========

DECEMBER 31, 1996
U.S. treasury securities and obligations of U.S.
  government agencies and authorities.................  $   92,238   $   93,202   $    --    $   (964)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed...................      30,853       31,519        --        (666)
Debt securities issued by foreign governments.........     105,394      108,456       504      (3,566)
Corporate securities..................................   1,896,615    1,935,511     5,918     (44,814)
Mortgage and asset-backed securities..................   1,741,331    1,760,962     1,990     (21,621)
                                                        ----------   ----------   -------    --------
       Total fixed maturities.........................  $3,866,431   $3,929,650   $ 8,412    $(71,631)
                                                        ==========   ==========   =======    ========

     Upon default or indication of potential default by an issuer of fixed maturity securities, the Company-owned issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

     The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

     The Company's $220.0 million real estate portfolio at December 31, 1997 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 1997 and 1996, total impaired real estate-related loans were as follows:

                                                                DECEMBER 31     DECEMBER 31
                                                                    1997            1996
                       (in millions)                            -----------     -----------
Impaired loans without reserves--gross......................       $39.3           $39.8
Impaired loans with reserves--gross.........................         2.2             7.6
                                                                   -----           -----
       Total gross impaired loans...........................        41.5            47.4
Reserves related to impaired loans..........................        (2.1)           (4.4)
                                                                   -----           -----
       Net impaired loans...................................       $39.4           $43.0
                                                                   =====           =====

     Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. At December 31, 1997 and 1996, the

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)
Company's deficit in equity investments considered in determining reserves and write-downs amounted to $0 and $5.9 million, respectively. The Company had an average balance of $45.2 million and $30.8 million in impaired loans for 1997 and 1996, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

     At December 31, 1997 and December 31, 1996, loans on nonaccrual status, before reserves and write-downs, amounted to $47.4 million and $43.5 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

     At December 31, 1997, securities carried at approximately $6.3 million were on deposit with governmental agencies as required by law.

     Proceeds from sales of investments in fixed maturities prior to maturity were $633.9 million, $892.0 million and $297.6 million during 1997, 1996 and 1995, respectively. Gross gains of $3.1 million, $9.9 million and $21.2 million and gross losses of $13.7 million, $16.2 million and $11.9 million were realized on sales and write-downs of fixed maturities in 1997, 1996 and 1995, respectively.

     The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 1997, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                 CARRYING     AMORTIZED
                                                                  VALUE       COST VALUE
                       (in thousands)                            --------     ----------
One year or less............................................    $   47,724    $   47,797
Over one year through five..................................       649,279       648,291
Over five years through ten.................................       988,849       984,495
Over ten years..............................................       303,954       294,333
Securities not due at a single maturity date, primarily
  mortgage and asset-backed securities(1)...................     1,678,837     1,669,159
                                                                ----------    ----------
       Total fixed maturities...............................    $3,668,643    $3,644,075
                                                                ==========    ==========

---------------
(1) Weighted average maturity of 3.8 years.

     The sources of net investment income were as follows:

                                                                                             PREACQUISITION
                                                                                             --------------
                                                                 1997           1996              1995
                      (in thousands)                           --------       --------       --------------
Interest and dividends on fixed maturities.................    $250,170       $250,683          $269,934
Dividends on equity securities.............................       2,123            646               681
Income from short-term investments.........................       4,128          9,130            13,159
Income from mortgage loans.................................      16,283         20,257            40,494
Income from policy loans...................................      20,549         20,700            19,658
Income from other real estate-related investments..........       6,631          4,917            15,565
Income from other loans and investments....................       2,045          2,480             1,555
                                                               --------       --------          --------
       Total investment income.............................     301,929        308,813           361,046
Investment expense.........................................      (5,734)        (9,125)          (12,598)
                                                               --------       --------          --------
       Net investment income...............................    $296,195       $299,688          $348,448
                                                               ========       ========          ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)
     Realized gains (losses) for the years ended December 31, 1997, 1996 and 1995, were as follows:

                                                                         REALIZED GAINS (LOSSES)
                                                             -----------------------------------------------
                                                                                              PREACQUISITION
                                                                                              --------------
                                                               1997            1996                1995
                     (in thousands)                          --------         -------         --------------
Real estate-related......................................    $ 19,758         $17,462           $(325,611)
Fixed maturities.........................................     (10,656)         (6,344)              9,336
Equity securities........................................         914           --                   (346)
Other....................................................         530           2,484              (2,079)
                                                             --------         -------           ---------
  Realized investment gains (losses) before income tax
     expense (benefit)...................................      10,546          13,602            (318,700)
Income tax expense (benefit)                                    3,691           4,761            (111,545)
                                                             --------         -------           ---------
  Net realized investment gains (losses).................    $  6,855         $ 8,841           $(207,155)
                                                             ========         =======           =========

     Unrealized gains (losses) are computed below as follows: fixed maturities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity securities and other--the difference between fair value and cost. The change in unrealized investment gains (losses) by class of investment for the years ended December 31, 1997, 1996 and 1995 were as follows:

                                                                  CHANGE IN UNREALIZED GAINS (LOSSES)
                                                       ---------------------------------------------------------
                                                                                                  PREACQUISITION
                                                                                                  --------------
                                                       DECEMBER 31    DECEMBER 31    JANUARY 4     DECEMBER 31
                                                           1997           1996          1996           1995
                   (in thousands)                      ------------   ------------   ----------   --------------
Fixed maturities.....................................    $ 87,787       $(63,219)        $           $351,964
Equity and other securities..........................        (103)         1,256         --               180
Adjustment to deferred insurance acquisition costs...      (2,325)         1,307         --           (14,277)
Adjustment to value of business acquired.............     (26,209)        20,947         --           --
                                                         --------       --------         --          --------
  Unrealized gain (loss) before income tax expense...      59,150        (39,709)        --           337,867
Income tax expense (benefit).........................        (985)         7,789         --            32,922
                                                         --------       --------         --          --------
       Net unrealized gain (loss) on investments.....    $ 60,135       $(47,498)        $--         $304,945
                                                         ========       ========         ==          ========

(4) UNCONSOLIDATED INVESTEES

     At December 31, 1997 and 1996 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

     As of December 31, 1997 and December 31, 1996, the Company's net equity investment in unconsolidated investees amounted to $19.3 million and $11.7 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $835 thousand and $223 thousand in 1997 and 1996, respectively, and a net loss of $453 thousand in 1995.

(5) CONCENTRATION OF CREDIT RISK

     The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

     Approximately 35.1 percent of the Company's investment-grade fixed maturities at December 31, 1997 were mortgage-backed securities, down from 36.4 percent at December 31, 1996, due to sales and paydowns during

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(5) CONCENTRATION OF CREDIT RISK (CONTINUED)

1997. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally AAA credit quality.


     Approximately 10.8 percent and 8.8 percent of the Company's investment-grade fixed maturities at December 31, 1997 and 1996, respectively, consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by home equity loans (27.7%), auto loans (22.3%), manufactured housing loans (17.2%), equipment loans (13.7%), and commercial mortgage backed securities (10.7%).

     The Company's real estate portfolio is distributed by geographic location and property type, as shown in the following two tables:

GEOGRAPHIC DISTRIBUTION AS OF DECEMBER 31, 1997

    California.......................   38.2%
    Hawaii...........................   14.2
    Colorado.........................    9.8
    Oregon...........................    9.2
    Washington.......................    9.1
    Florida..........................    6.4
    Texas............................    5.1
    Michigan.........................    3.7
    Ohio.............................    3.3
    Illinois.........................    1.0
                                       -----
              Total..................  100.0%
                                       =====

DISTRIBUTION BY PROPERTY TYPE AS OF DECEMBER 31, 1997

    Hotel............................   41.3%
    Land.............................   28.2
    Residential......................   13.1
    Retail...........................    3.3
    Office...........................    3.1
    Industrial.......................     .9
    Other............................   10.1
                                       -----
              Total..................  100.0%
                                       =====

     Undeveloped land represented approximately 28.2 percent of the Company's real estate portfolio at December 31, 1997. To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. The values of certain development projects have been written down as of December 31, 1995, reflecting changes in plans in connection with the Zurich-led acquisition of Kemper. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.

     Approximately half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners. (See note captioned "Unconsolidated Investees".)

     At December 31, 1997, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $88.2 million, or
40.1 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties and two office buildings. At December 31, 1997, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.

     At December 31, 1997, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company ("Lumbermens"), a former affiliate, constituted approximately $60.5 million, or 27.5 percent, of the Company's real estate portfolio. Kemper's interest is

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

75 percent at December 31, 1997. At December 31, 1997, MLP-related commitments accounted for approximately $7.4 million of the Company's off-balance-sheet legal commitments, which the Company expects to fund.

     At December 31, 1997, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold or written-down to zero. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 1997. The Company does not expect to fund any of these commitments.

(6) INCOME TAXES

     Income tax expense (benefit) was as follows for the years ended December 31, 1997, 1996 and 1995:

                                                                                      PREACQUISITION
                                                                                      --------------
                                                             1997         1996             1995
                     (in thousands)                        --------      -------      --------------
Current..................................................  $130,662      $26,300        $(113,087)
Deferred.................................................   (99,370)        (897)          38,423
                                                           --------      -------        ---------
          Total..........................................  $ 31,292      $25,403        $ (74,664)
                                                           ========      =======        =========


     Included in the 1995 current tax benefit is the recognition of a net operating loss carryover at December 31, 1995 which was utilized against taxable income on Kemper's consolidated short-period federal income tax return for the January 1 through January 4, 1996 tax year. Beginning January 5, 1996, the Company and its subsidiaries each filed a stand alone federal income tax return. Previously, the Company had filed a consolidated federal income tax return with Kemper. In 1996, the Company and Kemper settled all outstanding balances under the tax allocation agreement.



     The actual income tax expense (benefit) for 1997, 1996 and 1995 differed from the "expected" tax expense (benefit) for those years as displayed below. "Expected" tax expense (benefit) was computed by applying the U.S. federal corporate tax rate of 35 percent in 1997, 1996, and 1995 to income (loss) before income tax expense (benefit).


                                                                                      PREACQUISITION
                                                                                      --------------
                                                             1997         1996             1995
                      (in thousands)                        -------      -------      --------------
Computed expected tax expense (benefit)...................  $24,503      $20,938         $(72,700)
Difference between "expected" and actual tax expense
  (benefit):
  State taxes.............................................    1,801          913           (1,370)
  Amortization of goodwill................................    5,353        3,568          --
  Foreign tax credit......................................     (278)       --                (183)
  Other, net..............................................      (87)         (16)            (411)
                                                            -------      -------         --------
          Total actual tax expense (benefit)..............  $31,292      $25,403         $(74,664)
                                                            =======      =======         ========

     Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company only records deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance recorded for the portion that is not likely to be realized. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.


     The Company has established a valuation allowance to reduce the deferred federal tax asset related to real estate and other investments to the amount that, based upon available evidence, is, in management's judgment, more likely than not to be realized. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. The change in the valuation allowance is related solely to the change in the net deferred federal tax asset or liability from unrealized gains or losses on investments.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6) INCOME TAXES (CONTINUED)

     The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax asset or liability were as follows:



                                                          DECEMBER 31    DECEMBER 31     JANUARY 4
                                                             1997            1996          1996
                     (in thousands)                       -----------    ------------    ---------
Deferred federal tax assets:
  Deferred insurance acquisition costs..................   $ 75,522        $  4,520      $  --
  Unrealized losses on investments......................     --              16,624         --
  Life policy reserves..................................     43,337          46,452        46,654
  Unearned revenue......................................     37,243          --             --
  Real estate-related...................................     13,400          20,642        27,736
  Other investment-related..............................      3,298           5,409         1,773
  Other.................................................      4,371           3,639         9,750
                                                           --------        --------      --------
     Total deferred federal tax assets..................    177,171          97,286        85,913
  Valuation allowance...................................    (15,201)        (31,825)      (15,201)
                                                           --------        --------      --------
     Total deferred federal tax assets after valuation
       allowance........................................    161,970          65,461        70,712
                                                           --------        --------      --------
Deferred federal tax liabilities:
  Value of business acquired............................     48,469          66,373        66,578
  Deferred insurance acquisition costs..................     20,811           9,384         --
  Depreciation and amortization.........................     20,201          15,473        15,490
  Other investment-related..............................     18,774          28,855        37,919
  Unrealized gains on investments.......................      9,002          --             --
  Other.................................................      4,720           5,738         4,197
                                                           --------        --------      --------
     Total deferred federal tax liabilities.............    121,977         125,823       124,184
                                                           --------        --------      --------
Net deferred federal tax assets (liabilities)...........   $ 39,993        $(60,362)     $(53,472)
                                                           ========        ========      ========


     The net deferred tax assets relate primarily to unearned revenue and the tax on deferred insurance acquisition costs ("DAC Tax") associated with $2.7 billion of new 1997 sales from a non-registered individual and group variable bank-owned life insurance contract ("BOLI"). As a result of proposed tax law changes, as more fully discussed below, the level of DAC Tax experienced in 1997 is not anticipated to occur in future periods and it is expected that the Company will return to its normalized earnings patterns in 1998. Management believes that it is more likely, than not, that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

     In early 1998, the Clinton Administration's Fiscal Year 1998 Budget ("Budget") was released and contained certain proposals to change the taxation of non-qualified fixed and variable annuities and variable life insurance contracts, including BOLI. It is currently unknown whether or not such proposals will be accepted, amended or omitted in the final 1999 Budget approved by Congress. If the current Budget proposals are accepted, certain of the Company's non-qualified fixed and variable annuities and certain of its variable life insurance products, including BOLI and the non-registered individual variable universal life insurance contracts introduced during 1997, may no longer be tax advantaged products and therefore no longer attractive to those customers who purchase them because of their favorable tax attributes. Additionally, sales of such products during 1998 may also be negatively impacted until the likelihood of the current proposals being enacted into law has been determined.

     The tax returns through the year 1986 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1987 through 1993 are currently under examination by the IRS.

(7) RELATED-PARTY TRANSACTIONS

     The Company received cash capital contributions of $45.0 million and $18.4 million during 1997 and 1996, respectively. The Company paid cash dividends of $29.3 million to Kemper during 1997.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(7) RELATED-PARTY TRANSACTIONS (CONTINUED)
     The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 1997 and December 31, 1996, joint venture mortgage loans totaled $72.7 million and $111.0 million, respectively, and during 1997, 1996 and 1995, the Company earned interest income on these joint venture loans of $7.5 million, $9.5 million and $19.6 million, respectively.


     All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. The Company is allocated expenses for the utilization of FKLA employees and facilities, the investment management services of Scudder Kemper Investments, Inc. ("SKI"), formerly Zurich Kemper Investments, Inc., an affiliated company, and the information systems of Kemper Service Company ("KSvC"), an SKI subsidiary, based on the Company's share of administrative, legal, marketing, investment management, information systems and operation and support services. During 1997, 1996 and 1995, expenses allocated to the Company from SKI and KSvC amounted to $114 thousand, $1.7 million and $4.4 million, respectively. The Company also paid to SKI investment management fees of $3.5 million, $3.6 million and $3.4 million during 1997, 1996 and 1995, respectively. In addition, expenses allocated to the Company from FKLA during 1997, 1996 and 1995 amounted to $30.0 million, $10.5 million and $14.3 million, respectively.


     During 1995, the Company sold certain mortgages and real estate-related investments, net of reserves, amounting to approximately $3.5 million to an affiliated non-life realty company, in exchange for cash. No gain or loss was recognized on these sales. During 1996, the Company purchased approximately $24.5 million of real estate-related investments from an affiliated non-life realty subsidiary for cash. The Company also paid to Kemper real estate subsidiaries $2.2 million, $1.8 million and $1.8 million in 1997, 1996 and 1995, respectively, related to the management of the Company's real estate portfolio.

(8) REINSURANCE

     In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

     In 1992 and 1991, the Company entered into 100 percent indemnity reinsurance agreements ceding $515.7 million and $416.3 million, respectively, of its fixed-rate annuity liabilities to Fidelity Life Association, a Mutual Legal Reserve Company ("FLA"). FLA is a mutual insurance company that shares common management and common board members with the Company, FKLA and Kemper. As of December 31, 1997 and 1996, the reinsurance recoverable related to the fixed-rate annuity liabilities ceded to FLA amounted to $382.6 million and $427.2 million, respectively. During 1995, the Company recorded income of $4.4 million related to a ceding commission experience adjustment from the 1992 reinsurance agreement.

     In December 1996, the Company assumed on a yearly renewable term basis approximately $14.4 billion (face amount) of term life insurance from FKLA. As a result of this transaction, the Company recorded premiums and reserves of approximately $7.3 million. The difference between the cash transferred, which represents the statutory reserves of the business assumed, and the reserves recorded under generally accepted accounting principles, of approximately $18.4 million, was deemed to be a capital contribution from Kemper and was recorded as additional paid-in-capital during 1996. Premiums assumed during 1997 under the terms of the treaty amounted to $21.1 million and the face amount which remained outstanding at December 31, 1997 amounted to $12.6 billion.

     The Company's retention limit on term life insurance prior to 1997 was $300 thousand (face amount) on the life of any one individual with the excess amounts ceded to outside reinsurers. The term life insurance business assumed from FKLA during 1996 did not have any individual contracts greater than $300 thousand in face amount. Effective January 1, 1997, the Company ceded 90 percent of all new term life insurance premiums to outside reinsurers. Term life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $139 thousand and $102 thousand as of December 31, 1997 and 1996, respectively.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     During December 1997, the Company entered into a funds held reinsurance agreement with a Zurich affiliated company, EPICENTRE Reinsurance (Bermuda) Limited ("EPICENTRE"). Under the terms of this agreement, the Company ceded, on a yearly renewable term basis, ninety percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to a new product developed in 1997, a non-registered variable bank-owned life insurance contract ("BOLI"), which is held in the Company's separate accounts. During 1997, the Company issued $59.3 billion (face amount) of new BOLI business and ceded $51.1 billion (face amount) to EPICENTRE under the terms of the treaty. During 1997, the Company also ceded $24.3 million of separate account fees (cost of insurance charges) to EPICENTRE. The Company has also withheld approximately $23.4 million of such funds due to EPICENTRE under the terms of the reinsurance agreement as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 1997.

(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     FKLA sponsors a welfare plan that provides medical and life insurance benefits to its retired and active employees and the Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.

     The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.9 million and $1.7 million at December 31, 1997 and 1996, respectively.

     The discount rate used in determining the allocated postretirement benefit obligation was 7.25 percent and 7.75 percent for 1997 and 1996, respectively. The assumed health care trend rate used was based on projected experience for 1997 and 1998, 8 percent in 1999, gradually declining to 5.0 percent by the year 2002 and remaining at that level thereafter.

     A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 1997 and 1996 by $242 thousand and $191 thousand, respectively.

     The Company also provides certain severance-related policies to provide benefits, generally limited in time, to former or inactive employees after employment but before retirement.

(10) COMMITMENTS AND CONTINGENT LIABILITIES

     The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.


     Although neither the Company or its joint venture projects have been identified as a "potentially responsible party" under federal environmental guidelines, inherent in the ownership of or lending to real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.


     See the note captioned "Financial Instruments--Off-Balance-Sheet Risk" below for the discussion regarding the Company's loan commitments and standby financing agreements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(10) COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)
     The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 1997 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders. The Company is also contingently liable for any future guaranty fund assessments related to insolvencies of unaffiliated insurance companies, for which the life insurance industry has been unable to estimate the cost to cover losses to policyholders. No specific amount can be reasonably estimated for such insolvencies as of December 31, 1997.

(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK

     At December 31, 1997, the Company had future legal loan commitments and stand-by financing agreements totaling $75.3 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be secured by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. The Company presently expects to fund approximately $21.2 million of these arrangements. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. (See note captioned "Invested Assets and Related Income".) Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

     Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

     The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:

     Fixed maturities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, SKI.

     Cash and short-term investments: The carrying amounts reported in the consolidated balance sheet for these instruments approximate fair values.

     Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty of estimating the fair value of real estate due to the lack of a liquid quotable market.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(12) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
     Other loans and investments: The carrying amounts reported in the consolidated balance sheet for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.

     Life policy benefits: Fair values of the life policy benefits regarding investment contracts (primarily deferred annuities) and universal life contracts were estimated by discounting gross benefit payments, net of contractual premiums, using the average crediting rate currently being offered in the marketplace for similar contracts with maturities consistent with those remaining for the contracts being valued. The Company had projected its future average crediting rate in 1997 and 1996 to be 5.25 percent and 4.75 percent, respectively, while the assumed average market crediting rate was 6.0 percent and 5.8 percent in 1997 and 1996, respectively.

     The carrying values and estimated fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                       DECEMBER 31, 1997             DECEMBER 31, 1996
                                                    ------------------------      ------------------------
                                                     CARRYING        FAIR          CARRYING        FAIR
                                                      VALUE         VALUE           VALUE         VALUE
                 (in thousands)                      --------       -----          --------       -----
Financial instruments recorded as assets:
  Fixed maturities..............................    $3,668,643    $3,668,643      $3,866,431    $3,866,431
  Cash and short-term investments...............       259,925       259,925          74,472        74,472
  Mortgage loans and other real estate-related
     assets.....................................       220,046       220,046         267,713       267,713
  Policy loans..................................       282,439       282,439         288,302       288,302
  Equity securities.............................        24,839        24,839           9,910         9,910
  Other invested assets.........................        20,820        24,404          13,597        13,597
Financial instruments recorded as liabilities:
  Life policy benefits, excluding term life
     reserves...................................     3,846,023     4,050,852       4,249,264     4,101,588

(13) STOCKHOLDER'S EQUITY--RETAINED EARNINGS

     The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 1998 is $58.4 million. The Company paid cash dividends of $29.3 million to Kemper during 1997. The Company paid no cash dividends in 1996 or 1995.

     The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                                                1997       1996       1995
                       (in thousands)                           ----       ----       ----
Net income (loss)...........................................  $ 58,372   $ 37,287   $(64,707)
                                                              ========   ========   ========
Statutory capital and surplus...............................  $476,924   $411,837   $383,374
                                                              ========   ========   ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(14) UNAUDITED INTERIM FINANCIAL INFORMATION

The following table sets forth the Company's unaudited quarterly financial information:

(in thousands)

                    QUARTER ENDED                      MARCH 31   JUNE 30   SEPTEMBER 30   DECEMBER 31
                    -------------                      --------   -------   ------------   -----------
1997 OPERATING SUMMARY
  Net investment income..............................  $74,249    $74,050     $72,950       $ 74,946
  Realized investment gains (losses).................      889      8,161      (3,032)         4,528
  Premium income.....................................    5,008      4,121       3,938          9,172
  Separate account fees and other income.............    8,909     12,961      12,215         62,415(1)
                                                       -------    -------     -------       --------
          Total revenue..............................   89,055     99,293      86,071        151,061
                                                       -------    -------     -------       --------
  Interest credited and benefits to policyholders....   57,859     56,643      57,965         55,687
  Commissions, taxes, licenses and fees..............    8,023      9,475       8,389         59,323(1)
  Operating expenses.................................    7,175      8,780      10,014         10,868
  Net deferral of insurance acquisition costs........   (7,216)    (6,877)     (7,471)       (13,409)
  Amortization of value of business acquired.........    4,821      6,991       6,743          6,393
  Amortization of goodwill...........................    2,547      2,552       2,549          7,647(2)
                                                       -------    -------     -------       --------
          Total benefits and expenses................   73,209     77,564      78,189        126,509
                                                       -------    -------     -------       --------
  Income before income tax expense...................   15,846     21,729       7,882         24,552
  Income tax expense.................................    5,678      8,723       3,778         13,113
                                                       -------    -------     -------       --------
          Net income.................................  $10,168    $13,006     $ 4,104       $ 11,439
                                                       =======    =======     =======       ========
1996 OPERATING SUMMARY
  Net investment income..............................  $72,302    $74,647     $76,070       $ 76,669
  Realized investment gains (losses).................   (1,248)    (2,439)     13,518          3,771
  Premium income.....................................      130        109         150          7,433(3)
  Separate account fees and other income.............    8,028      9,419       8,478          9,170
                                                       -------    -------     -------       --------
          Total revenue..............................   79,212     81,736      98,216         97,043
                                                       -------    -------     -------       --------
  Interest credited and benefits to policyholders....   58,296     57,335      57,512         64,206
  Commissions, taxes, licenses and fees..............    6,868      6,486       6,819          7,962
  Operating expenses.................................    5,440      4,920       6,974          7,344
  Net deferral of insurance acquisition costs........   (5,032)    (7,302)     (5,434)        (7,736)
  Amortization of value of business acquired.........    4,234      2,787      11,582          2,927
  Amortization of goodwill...........................    2,547      2,552       2,549          2,547
                                                       -------    -------     -------       --------
          Total benefits and expenses................   72,353     66,778      80,002         77,250
                                                       -------    -------     -------       --------
  Income before income tax expense...................    6,859     14,958      18,214         19,793
  Income tax expense.................................    3,513      6,402       7,391          8,097
                                                       -------    -------     -------       --------
          Net income.................................  $ 3,346    $ 8,556     $10,823       $ 11,696
                                                       =======    =======     =======       ========

---------------

Notes:

(1) Reflects premium tax expense loads received and premium taxes incurred of $49.1 million related to new BOLI sales of $2.6 billion in the fourth quarter of 1997.

(2) Reflects the effect of the change in amortization of goodwill from 25 to 20 years.

(3) Reflects the assumption of term life insurance business from FKLA.

                    APPENDIX A [TO BE UPDATED BY AMENDMENT]


                         ILLUSTRATIONS OF CASH VALUES,
                           CASH SURRENDER VALUES AND
                                 DEATH BENEFITS

     The tables in this Prospectus have been prepared to help show how values under a Policy change with investment experience. The tables illustrate how Cash Values, Surrender Values (reflecting the deduction of Surrender Charges, if any) and Death Benefits under a Policy issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return were a uniform, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Cash Values, Surrender Values and Death Benefits may be different.

     The amounts shown for the Cash Value, Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Subaccounts is lower than the gross return. This is because of a daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.90%. This charge is guaranteed not to exceed an effective annual rate of 0.90%. In addition, the net investment returns also reflect the deduction of the Fund investment advisory fees and other Fund expenses, (.83%, the average of the fees and expenses). The tables also reflect applicable charges and deductions including a 3.5% deduction against premiums, a monthly administrative charge of $5 and monthly charges for providing insurance protection. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. Hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to the following approximate net annual investment rate of return of -1.73%, 4.27% and 10.27%, on a current basis. On a guaranteed basis, these rates of return would be -1.73%, 4.27% and 10.27%, respectively. Cost of insurance rates vary by issue age, sex, rating class and Policy Year and, therefore, are not reflected in the approximate net annual investment rate of return above.

     Values are shown for Policies which are issued to a male standard nonsmoker and a male preferred nonsmoker. Values for Policies issued on a basis involving a higher mortality risk would result in lower Cash Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable rate structure than males.


     The tables also reflect the fact that no charges for federal, state or other income taxes are currently made against the Separate Account. If such a charge is made in the future, it will take a higher gross rate of return than illustrated to produce the net after-tax returns shown in the tables.



     Upon request, we will furnish an illustration based on the proposed Insured's age, sex and premium payment requested.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35
                        $100,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                            0% HYPOTHETICAL                6% HYPOTHETICAL                12% HYPOTHETICAL
          PREMIUM       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   -----------------------------   ----------------------------   -----------------------------
POLICY   INTEREST     CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   -------   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,050        724        18     100,000      775        68     100,000       826        119    100,000
   2        2,153      1,431       650     100,000    1,578       797     100,000     1,731        950    100,000
   3        3,310      2,116     1,259     100,000    2,405     1,549     100,000     2,720      1,863    100,000
   4        4,526      2,778     1,847     100,000    3,258     2,326     100,000     3,799      2,868    100,000
   5        5,802      3,419     2,412     100,000    4,136     3,130     100,000     4,980      3,973    100,000
   6        7,142      4,033     3,060     100,000    5,037     4,063     100,000     6,267      5,294    100,000
   7        8,549      4,621     3,695     100,000    5,961     5,035     100,000     7,672      6,747    100,000
   8       10,027      5,183     4,321     100,000    6,909     6,047     100,000     9,208      8,345    100,000
   9       11,578      5,720     4,936     100,000    7,884     7,100     100,000    10,889     10,105    100,000
  10       13,207      6,248     5,558     100,000    8,902     8,212     100,000    12,746     12,055    100,000
  11       14,917      6,769     6,186     100,000    9,967     9,384     100,000    14,800     14,218    100,000
  12       16,713      7,282     6,822     100,000   11,080    10,621     100,000    17,072     16,613    100,000
  13       18,599      7,788     7,466     100,000   12,244    11,923     100,000    19,584     19,263    100,000
  14       20,579      8,286     8,118     100,000   13,462    13,294     100,000    22,362     22,194    100,000
  15       22,657      8,777     8,777     100,000   14,735    14,735     100,000    25,434     25,434    100,000
  16       24,840      9,261     9,261     100,000   16,065    16,065     100,000    28,831     28,831    100,000
  17       27,132      9,738     9,738     100,000   17,457    17,457     100,000    32,587     32,587    100,000
  18       29,539     10,207    10,207     100,000   18,912    18,912     100,000    36,741     36,741    100,000
  19       32,066     10,671    10,671     100,000   20,434    20,434     100,000    41,335     41,335    100,000
  20       34,719     11,127    11,127     100,000   22,025    22,025     100,000    46,415     46,415    100,000

  25       50,113     11,077    11,077     100,000   29,003    29,003     100,000    79,852     79,852    107,001
  30       69,761      8,797     8,797     100,000   36,042    36,042     100,000   134,111    134,111    163,616
  35       94,836      2,506     2,506     100,000   42,304    42,304     100,000   220,552    220,552    255,840
  40      126,840          0         0           0   46,297    46,297     100,000   358,956    358,956    384,083
  45      167,685          0         0           0   44,406    44,406     100,000   582,976    582,976    612,124


ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35
                        $100,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                            0% HYPOTHETICAL                6% HYPOTHETICAL                12% HYPOTHETICAL
          PREMIUM       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   -----------------------------   ----------------------------   -----------------------------
POLICY   INTEREST     CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   -------   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,050        723        17     100,000      774        67     100,000       825        118    100,000
   2        2,153      1,428       646     100,000    1,574       793     100,000     1,727        946    100,000
   3        3,310      2,110     1,253     100,000    2,399     1,542     100,000     2,713      1,856    100,000
   4        4,526      2,771     1,839     100,000    3,249     2,317     100,000     3,790      2,858    100,000
   5        5,802      3,408     2,401     100,000    4,123     3,117     100,000     4,966      3,959    100,000
   6        7,142      4,021     3,047     100,000    5,022     4,049     100,000     6,250      5,277    100,000
   7        8,549      4,608     3,683     100,000    5,945     5,019     100,000     7,652      6,727    100,000
   8       10,027      5,169     4,307     100,000    6,892     6,030     100,000     9,185      8,323    100,000
   9       11,578      5,703     4,919     100,000    7,862     7,078     100,000    10,860     10,076    100,000
  10       13,207      6,209     5,519     100,000    8,857     8,166     100,000    12,692     12,001    100,000
  11       14,917      6,686     6,103     100,000    9,875     9,292     100,000    14,697     14,114    100,000
  12       16,713      7,130     6,671     100,000   10,915    10,455     100,000    16,890     16,431    100,000
  13       18,599      7,543     7,221     100,000   11,977    11,656     100,000    19,293     18,972    100,000
  14       20,579      7,921     7,753     100,000   13,061    12,893     100,000    21,927     21,759    100,000
  15       22,657      8,263     8,263     100,000   14,166    14,166     100,000    24,816     24,816    100,000
  16       24,840      8,567     8,567     100,000   15,291    15,291     100,000    27,987     27,987    100,000
  17       27,132      8,828     8,828     100,000   16,432    16,432     100,000    31,469     31,469    100,000
  18       29,539      9,040     9,040     100,000   17,586    17,586     100,000    35,294     35,294    100,000
  19       32,066      9,198     9,198     100,000   18,748    18,748     100,000    39,498     39,498    100,000
  20       34,719      9,296     9,296     100,000   19,913    19,913     100,000    44,124     44,124    100,000

  25       50,113      8,675     8,675     100,000   25,652    25,652     100,000    75,587     75,587    101,287
  30       69,761      5,335     5,335     100,000   30,644    30,644     100,000   126,888    126,888    154,804
  35       94,836          0         0           0   33,276    33,276     100,000   208,259    208,259    241,580
  40      126,840          0         0           0   30,182    30,182     100,000   338,103    338,103    361,770
  45      167,685          0         0           0   11,940    11,940     100,000   547,985    547,985    575,384


ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55
                        $100,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                             0% HYPOTHETICAL                   6% HYPOTHETICAL                  12% HYPOTHETICAL
          PREMIUM        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   --------------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST       CASH      SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%       VALUE        VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ----------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        3,150         2,034       789     100,000     2,182        937    100,000       2,330       1,085     100,000
   2        6,457         3,975     2,505     100,000     4,399      2,929    100,000       4,841       3,372     100,000
   3        9,930         5,815     4,120     100,000     6,644      4,949    100,000       7,547       5,852     100,000
   4       13,577         7,558     5,638     100,000     8,924      7,004    100,000      10,473       8,553     100,000
   5       17,406         9,192     7,047     100,000    11,228      9,084    100,000      13,635      11,490     100,000
   6       21,426        10,759     8,626     100,000    13,600     11,468    100,000      17,103      14,971     100,000
   7       25,647        12,317    10,241     100,000    16,104     14,028    100,000      20,975      18,899     100,000
   8       30,080        13,867    11,893     100,000    18,746     16,772    100,000      25,296      23,322     100,000
   9       34,734        15,409    13,582     100,000    21,535     19,708    100,000      30,119      28,292     100,000
  10       39,620        16,942    15,307     100,000    24,478     22,843    100,000      35,502      33,867     100,000
  11       44,751        18,467    17,070     100,000    27,584     26,186    100,000      41,510      40,112     100,000
  12       50,139        19,985    18,869     100,000    30,863     29,747    100,000      48,216      47,100     100,000
  13       55,796        21,494    20,705     100,000    34,322     33,534    100,000      55,701      54,912     100,000
  14       61,736        22,995    22,578     100,000    37,974     37,557    100,000      64,055      63,638     100,000
  15       67,972        24,488    24,488     100,000    41,828     41,828    100,000      73,380      73,380     100,000
  16       74,521        25,973    25,973     100,000    45,896     45,896    100,000      83,787      83,787     100,000
  17       81,397        27,450    27,450     100,000    50,189     50,189    100,000      95,369      95,369     107,767
  18       88,617        28,920    28,920     100,000    54,719     54,719    100,000     108,152     108,152     120,049
  19       96,198        30,381    30,381     100,000    59,501     59,501    100,000     122,259     122,259     133,262
  20      104,158        31,835    31,835     100,000    64,548     64,548    100,000     137,831     137,831     147,479
  25      150,340        22,121    22,121     100,000    88,219     88,219    100,000     240,534     240,534     252,561
  30      209,282             0         0           0   121,897    121,897    127,992     402,274     402,274     422,388
  35      284,509             0         0           0   160,765    160,765    168,803     651,846     651,846     684,438
  40      380,519             0         0           0   208,570    208,570    210,656   1,052,401   1,052,401   1,062,925
  45      503,055             0         0           0   273,173    273,173    273,173   1,735,012   1,735,012   1,735,012


ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55
                        $100,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                           0% HYPOTHETICAL                6% HYPOTHETICAL                  12% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        3,150     2,032       787     100,000    2,180       935     100,000       2,328       1,083     100,000
   2        6,457     3,968     2,498     100,000    4,392     2,922     100,000       4,834       3,364     100,000
   3        9,930     5,807     4,112     100,000    6,636     4,941     100,000       7,538       5,843     100,000
   4       13,577     7,547     5,627     100,000    8,912     6,992     100,000      10,459       8,539     100,000
   5       17,406     9,180     7,035     100,000   11,214     9,070     100,000      13,618      11,474     100,000
   6       21,426    10,701     8,568     100,000   13,540    11,407     100,000      17,039      14,906     100,000
   7       25,647    12,102    10,026     100,000   15,883    13,808     100,000      20,750      18,674     100,000
   8       30,080    13,372    11,398     100,000   18,238    16,264     100,000      24,780      22,806     100,000
   9       34,734    14,498    12,671     100,000   20,593    18,766     100,000      29,165      27,338     100,000
  10       39,620    15,464    13,829     100,000   22,941    21,306     100,000      33,948      32,313     100,000
  11       44,751    16,258    14,860     100,000   25,275    23,877     100,000      39,184      37,786     100,000
  12       50,139    16,869    15,753     100,000   27,591    26,476     100,000      44,945      43,829     100,000
  13       55,796    17,285    16,496     100,000   29,887    29,098     100,000      51,316      50,527     100,000
  14       61,736    17,490    17,073     100,000   32,160    31,743     100,000      58,401      57,984     100,000
  15       67,972    17,464    17,464     100,000   34,404    34,404     100,000      66,328      66,328     100,000
  16       74,521    17,173    17,173     100,000   36,607    36,607     100,000      75,251      75,251     100,000
  17       81,397    16,528    16,528     100,000   38,715    38,715     100,000      85,351      85,351     100,000
  18       88,617    15,566    15,566     100,000   40,778    40,778     100,000      96,787      96,787     107,434
  19       96,198    14,170    14,170     100,000   42,734    42,734     100,000     109,402     109,402     119,248
  20      104,158    12,260    12,260     100,000   44,560    44,560     100,000     123,326     123,326     131,959

  25      150,340         0         0           0   51,219    51,219     100,000     216,653     216,653     227,486
  30      209,282         0         0           0   50,019    50,019     100,000     362,686     362,686     380,820
  35      284,509         0         0           0   19,973    19,973     100,000     585,679     585,679     614,963
  40      380,519         0         0           0        0         0           0     942,572     942,572     951,998
  45      503,055         0         0           0        0         0           0   1,555,949   1,555,949   1,555,949


ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35
                        $150,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                           0% HYPOTHETICAL                 6% HYPOTHETICAL                 12% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   -----------------------------   -------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH     CASH     SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT    VALUE      VALUE      BENEFIT
------   ---------   ------   ---------   -------   -------   ---------   -------   -------   ---------   ---------
   1        1,575     1,116        63     150,000     1,193        140    150,000     1,270        217      150,000
   2        3,229     2,206     1,040     150,000     2,430      1,264    150,000     2,664      1,498      150,000
   3        4,965     3,262     1,983     150,000     3,704      2,426    150,000     4,185      2,907      150,000
   4        6,788     4,297     2,907     150,000     5,032      3,641    150,000     5,861      4,471      150,000
   5        8,703     5,317     3,814     150,000     6,419      4,916    150,000     7,714      6,211      150,000
   6       10,713     6,321     4,867     150,000     7,868      6,413    150,000     9,760      8,306      150,000
   7       12,824     7,310     5,927     150,000     9,381      7,998    150,000    12,021     10,639      150,000
   8       15,040     8,283     6,994     150,000    10,962      9,674    150,000    14,519     13,230      150,000
   9       17,367     9,241     8,069     150,000    12,614     11,442    150,000    17,278     16,107      150,000
  10       19,810    10,185     9,152     150,000    14,339     13,306    150,000    20,327     19,294      150,000
  11       22,376    11,113    10,242     150,000    16,142     15,271    150,000    23,695     22,824      150,000
  12       25,069    12,028    11,341     150,000    18,025     17,338    150,000    27,416     26,729      150,000
  13       27,898    12,928    12,448     150,000    19,992     19,512    150,000    31,527     31,046      150,000
  14       30,868    13,815    13,563     150,000    22,047     21,796    150,000    36,069     35,817      150,000
  15       33,986    14,687    14,687     150,000    24,194     24,194    150,000    41,086     41,086      150,000
  16       37,261    15,547    15,547     150,000    26,437     26,437    150,000    46,629     46,629      150,000
  17       40,699    16,393    16,393     150,000    28,780     28,780    150,000    52,753     52,753      150,000
  18       44,309    17,226    17,226     150,000    31,227     31,227    150,000    59,519     59,519      150,000
  19       48,099    18,046    18,046     150,000    33,784     33,784    150,000    66,993     66,993      150,000
  20       52,079    18,853    18,853     150,000    36,455     36,455    150,000    75,251     75,251      150,000

  25       75,170    20,535    20,535     150,000    49,677     49,677    150,000   130,294    130,294      174,594
  30      104,641    19,990    19,990     150,000    64,673     64,673    150,000   219,425    219,425      267,698
  35      142,254    15,713    15,713     150,000    81,476     81,476    150,000   362,518    362,518      420,521
  40      190,260     4,856     4,856     150,000   100,560    100,560    150,000   593,019    593,019      634,531
  45      251,528         0         0           0   123,575    123,575    150,000   966,984    966,984    1,015,333


ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35
                        $150,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                            0% HYPOTHETICAL                6% HYPOTHETICAL                12% HYPOTHETICAL
          PREMIUM       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   -----------------------------   ----------------------------   -----------------------------
POLICY   INTEREST     CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   -------   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,575      1,115        62     150,000    1,192       138     150,000     1,269        215    150,000
   2        3,229      2,200     1,035     150,000    2,424     1,258     150,000     2,657      1,492    150,000
   3        4,965      3,253     1,975     150,000    3,695     2,417     150,000     4,175      2,896    150,000
   4        6,788      4,272     2,882     150,000    5,005     3,614     150,000     5,833      4,442    150,000
   5        8,703      5,256     3,753     150,000    6,353     4,850     150,000     7,644      6,140    150,000
   6       10,713      6,203     4,749     150,000    7,740     6,286     150,000     9,623      8,168    150,000
   7       12,824      7,111     5,728     150,000    9,163     7,781     150,000    11,783     10,401    150,000
   8       15,040      7,980     6,691     150,000   10,626     9,337     150,000    14,146     12,858    150,000
   9       17,367      8,807     7,635     150,000   12,125    10,953     150,000    16,729     15,557    150,000
  10       19,810      9,593     8,560     150,000   13,664    12,631     150,000    19,557     18,524    150,000
  11       22,376     10,333     9,462     150,000   15,238    14,367     150,000    22,650     21,779    150,000
  12       25,069     11,026    10,338     150,000   16,849    16,162     150,000    26,037     25,350    150,000
  13       27,898     11,669    11,189     150,000   18,495    18,015     150,000    29,748     29,267    150,000
  14       30,868     12,262    12,011     150,000   20,178    19,926     150,000    33,818     33,566    150,000
  15       33,986     12,800    12,800     150,000   21,893    21,893     150,000    38,282     38,282    150,000
  16       37,261     13,281    13,281     150,000   23,642    23,642     150,000    43,185     43,185    150,000
  17       40,699     13,697    13,697     150,000   25,419    25,419     150,000    48,571     48,571    150,000
  18       44,309     14,039    14,039     150,000   27,217    27,217     150,000    54,488     54,488    150,000
  19       48,099     14,301    14,301     150,000   29,033    29,033     150,000    60,997     60,997    150,000
  20       52,079     14,473    14,473     150,000   30,858    30,858     150,000    68,161     68,161    150,000

  25       75,170     13,667    13,667     150,000   39,927    39,927     150,000   116,943    116,943    156,704
  30      104,641      8,801     8,801     150,000   48,070    48,070     150,000   196,219    196,219    239,388
  35      142,254          0         0           0   53,048    53,048     150,000   321,962    321,962    373,476
  40      190,260          0         0           0   50,256    50,256     150,000   522,611    522,611    559,194
  45      251,528          0         0           0   26,905    26,905     150,000   846,942    846,942    889,290


ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55
                        $150,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                            0% HYPOTHETICAL                  6% HYPOTHETICAL                  12% HYPOTHETICAL
          PREMIUM       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ------------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST      CASH     SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%      VALUE       VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   --------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        4,725       3,081     1,220     150,000     3,304      1,443    150,000       3,527       1,666     150,000
   2        9,686       6,093     3,895     150,000     6,735      4,537    150,000       7,405       5,207     150,000
   3       14,896       9,077     6,541     150,000    10,341      7,806    150,000      11,716       9,181     150,000
   4       20,365      12,033     9,160     150,000    14,133     11,260    150,000      16,508      13,635     150,000
   5       26,109      14,961    11,751     150,000    18,118     14,907    150,000      21,835      18,625     150,000
   6       32,139      17,863    14,670     150,000    22,307     19,114    150,000      27,757      24,564     150,000
   7       38,471      20,737    17,628     150,000    26,710     23,602    150,000      34,341      31,232     150,000
   8       45,120      23,584    20,628     150,000    31,338     28,382    150,000      41,659      38,703     150,000
   9       52,101      26,405    23,668     150,000    36,204     33,467    150,000      49,794      47,057     150,000
  10       59,431      29,199    26,750     150,000    41,318     38,869    150,000      58,837      56,388     150,000
  11       67,127      31,967    29,873     150,000    46,693     44,599    150,000      68,889      66,795     150,000
  12       75,208      34,710    33,038     150,000    52,344     50,672    150,000      80,065      78,393     150,000
  13       83,694      37,426    36,244     150,000    58,284     57,102    150,000      92,487      91,305     150,000
  14       92,604      40,118    39,493     150,000    64,527     63,903    150,000     106,297     105,672     150,000
  15      101,959      42,784    42,784     150,000    71,090     71,090    150,000     121,648     121,648     150,000
  16      111,782      45,426    45,426     150,000    77,989     77,989    150,000     138,691     138,691     159,495
  17      122,096      48,043    48,043     150,000    85,240     85,240    150,000     157,498     157,498     177,972
  18      132,926      50,635    50,635     150,000    92,863     92,863    150,000     178,243     178,243     197,850
  19      144,297      53,203    53,203     150,000   100,875    100,875    150,000     201,132     201,132     219,234
  20      156,237      55,747    55,747     150,000   109,297    109,297    150,000     226,390     226,390     242,238

  25      225,511      53,599    53,599     150,000   155,044    155,044    162,796     394,402     394,402     414,123
  30      313,924      38,775    38,775     150,000   212,310    212,310    222,925     662,076     662,076     695,180
  35      426,763           0         0           0   279,543    279,543    293,520   1,082,860   1,082,860   1,137,003
  40      570,779           0         0           0   362,287    362,287    365,910   1,761,618   1,761,618   1,779,234
  45      754,583           0         0           0   470,852    470,852    470,852   2,901,097   2,901,097   2,901,097


ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55
                        $150,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                           0% HYPOTHETICAL                6% HYPOTHETICAL                  12% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        4,725     3,078     1,218     150,000    3,301     1,440     150,000       3,524       1,663     150,000
   2        9,686     6,011     3,813     150,000    6,651     4,453     150,000       7,318       5,120     150,000
   3       14,896     8,799     6,264     150,000   10,051     7,516     150,000      11,413       8,877     150,000
   4       20,365    11,438     8,565     150,000   13,501    10,628     150,000      15,839      12,966     150,000
   5       26,109    13,917    10,707     150,000   16,993    13,783     150,000      20,627      17,417     150,000
   6       32,139    16,228    13,035     150,000   20,522    17,329     150,000      25,814      22,621     150,000
   7       38,471    18,359    15,251     150,000   24,080    20,972     150,000      31,441      28,333     150,000
   8       45,120    20,294    17,337     150,000   27,658    24,701     150,000      37,557      34,601     150,000
   9       52,101    22,011    19,275     150,000   31,240    28,504     150,000      44,213      41,477     150,000
  10       59,431    23,491    21,042     150,000   34,815    32,366     150,000      51,477      49,028     150,000
  11       67,127    24,713    22,619     150,000   38,372    36,278     150,000      59,433      57,339     150,000
  12       75,208    25,662    23,991     150,000   41,909    40,238     150,000      68,191      66,519     150,000
  13       83,694    26,319    25,137     150,000   45,421    44,239     150,000      77,881      76,699     150,000
  14       92,604    26,661    26,036     150,000   48,904    48,279     150,000      88,663      88,038     150,000
  15      101,959    26,658    26,658     150,000   52,352    52,352     150,000     100,732     100,732     150,000
  16      111,782    26,260    26,260     150,000   55,746    55,746     150,000     114,324     114,324     150,000
  17      122,096    25,333    25,333     150,000   59,010    59,010     150,000     129,718     129,718     150,000
  18      132,926    23,935    23,935     150,000   62,218    62,218     150,000     147,087     147,087     163,267
  19      144,297    21,888    21,888     150,000   65,282    65,282     150,000     166,228     166,228     181,188
  20      156,237    19,077    19,077     150,000   68,169    68,169     150,000     187,355     187,355     200,470

  25      225,511         0         0           0   79,377    79,377     150,000     328,965     328,965     345,413
  30      313,924         0         0           0   80,791    80,791     150,000     550,545     550,545     578,072
  35      426,763         0         0           0   47,336    47,336     150,000     888,895     888,895     933,340
  40      570,779         0         0           0        0         0           0   1,430,415   1,430,415   1,444,719
  45      754,583         0         0           0        0         0           0   2,361,113   2,361,113   2,361,113


ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX B

                         TABLE OF DEATH BENEFIT FACTORS

ATTAINED                         ATTAINED                         ATTAINED                         ATTAINED
  AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT
--------         -------         --------         -------         --------         -------         --------         -------
  0-40             250              50              185              60              130               70            115
    41             243              51              178              61              128               71            113
    42             236              52              171              62              126               72            111
    43             229              53              164              63              124               73            109
    44             222              54              157              64              122               74            107
    45             215              55              150              65              120            75-90            105
    46             209              56              146              66              119               91            104
    47             203              57              142              67              118               92            103
    48             197              58              138              68              117               93            102
    49             191              59              134              69              116               94            101
                                                                                                    95-99            100


* ATTAINED AGE AS OF THE BEGINNING OF THE POLICY YEAR

                      (This page intentionally left blank)

                         PROSPECTUS--            , 1999


--------------------------------------------------------------------------------

                           FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

                                   ISSUED BY

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                  THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

  HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049       (800) 321-9313


     This Prospectus describes a variable life insurance policy of Kemper Investors Life Insurance Company. The Policy provides life insurance and accumulates variable Cash Value. Policy benefits depend upon the investment experience of the KILICO Variable Separate Account. Generally, Policy premiums are flexible.



     The Policy is "life insurance" for federal tax purposes. If the Policy is a modified endowment contract, different tax rules apply to distributions. See "Federal Tax Matters", page 21 for a discussion of laws that affect the tax treatment of the Policy.



     A Policy owner has the following choices for allocating premium:



          - the Fixed Account, which accrues interest at our guaranteed rate, and



          - the Subaccounts of the Separate Account, which invest in portfolios of underlying mutual funds.



     The following portfolios of underlying mutual funds are currently available under the Policy:



          - Investors Fund Series


            - Kemper High Yield


            - Kemper Government Securities


            - Kemper Dreman High Return Equity


            - Kemper Small Cap Growth


          - Janus Aspen Series


            - Capital Appreciation Portfolio



          - PIMCO Variable Insurance Trust


            - PIMCO Low Duration Bond


            - PIMCO Foreign Bond


- Templeton Variable Products Series Fund


  - Templeton Developing Markets Fund


     (Class 2 Shares)



- Scudder Variable Life Investment Fund


  - Scudder VLIF International (A-Shares)


  - Scudder VLIF Growth and Income (A-Shares)


  - Scudder VLIF Bond (A-Shares)


  - Scudder VLIF Money Market



     You may obtain more information about these portfolios in the attached prospectuses. Not all portfolios described in the prospectuses may be available under the Policy.



     The Policy owner chooses from two death benefit options. The Death Benefit is at least the amount shown in the Policy Specifications, unless there are loans. Cash Value is not guaranteed. If the Surrender Value does not cover all Policy charges, the Policy will lapse. The Policy Specifications show the guarantee premium and the guarantee period. The Policy will not lapse during the guarantee period if the guarantee premium is paid.



     The Policy owner may cancel the Policy and receive a refund during the Free-Look Period.



     If you already own a flexible premium variable life insurance policy, it may not be advantageous to buy additional insurance or to replace your policy with the Policy described in this Prospectus.



     THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT
     PROSPECTUS FOR THE AVAILABLE UNDERLYING PORTFOLIOS. YOU SHOULD READ AND RETAIN ALL PROSPECTUSES FOR FUTURE REFERENCE.



     YOU CAN FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
===================================================================

                                                               Page
                                                               ----
DEFINITIONS.................................................      1
SUMMARY.....................................................      2
KILICO AND THE SEPARATE ACCOUNT.............................      4
THE FUNDS...................................................      5
FIXED ACCOUNT OPTION........................................      7
THE POLICY..................................................      8
POLICY BENEFITS AND RIGHTS..................................     10
CHARGES AND DEDUCTIONS......................................     14
GENERAL PROVISIONS..........................................     17
DOLLAR COST AVERAGING.......................................     19
SYSTEMATIC WITHDRAWAL PLAN..................................     20
DISTRIBUTION OF POLICIES....................................     20
FEDERAL TAX MATTERS.........................................     20
LEGAL CONSIDERATIONS........................................     23
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................     23
VOTING INTERESTS............................................     23
STATE REGULATION OF KILICO..................................     23
DIRECTORS AND OFFICERS OF KILICO............................     24
LEGAL MATTERS...............................................     26
LEGAL PROCEEDINGS...........................................     26
YEAR 2000 COMPLIANCE........................................     26
EXPERTS.....................................................     26
REGISTRATION STATEMENT......................................     27
FINANCIAL STATEMENTS........................................     27
CHANGE OF ACCOUNTANTS.......................................     27
APPENDIX A ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER
  VALUES AND DEATH BENEFITS.................................     70
APPENDIX B TABLE OF DEATH BENEFIT FACTORS...................     79

                                  DEFINITIONS

     ACCUMULATION UNIT--An accounting unit of measure used to calculate the value of each Subaccount.

     AGE--The Insured's age on his or her nearest birthday.

     BENEFICIARY--The person to whom the proceeds due on the Insured's death are paid.


     CASH VALUE--The sum of the value of Policy assets in the Separate Account, Fixed Account and Loan Account.



     DATE OF RECEIPT--The date on which a request, form or payment is received at our home office, provided: (1) that date is a Valuation Date and (2) we receive the request, form or payment before the close of the New York Stock Exchange (usually 3:00 p.m. Long Grove time). Otherwise, the next Valuation Date.



     DEBT--The sum of (1) the principal of any outstanding loan, plus (2) any loan interest due or accrued to KILICO.


     FIXED ACCOUNT--The amount of assets held in the General Account attributable to the fixed portion of the Policy.


     FREE-LOOK PERIOD--The time when a Policy owner may cancel the Policy and receive a refund. This time depends on the state where the Policy is issued; however, it will be at least 10 days from the date the owner receives the Policy.


     FUNDS--The underlying mutual funds in which the Subaccounts of the Separate Account invest.

     GENERAL ACCOUNT--The assets of KILICO other than those allocated to the Separate Account or any other separate account.

     GUIDELINE SINGLE PREMIUM--The maximum initial amount of premium that can be paid while retaining qualification as a life insurance policy under the Internal Revenue Code.

     INSURED--The person whose life is covered by the Policy and who is named in the Policy Specifications.

     ISSUE DATE--The date shown in the Policy Specifications. Incontestability and suicide periods are measured from the Issue Date.


     LOAN ACCOUNT--The amount of assets transferred from the Separate Account and the Fixed Account and held in the General Account as collateral for Debt.


     MATURITY DATE--The Policy Date anniversary nearest the Insured's 100th birthday.

     MONTHLY PROCESSING DATE--The same day in each month as the Policy Date.

     MORTALITY AND EXPENSE RISK CHARGE--A charge deducted in the calculation of the Accumulation Unit Value for the assumption of mortality risks and expense guarantees.


     PLANNED PREMIUM--The scheduled premium specified by the Policy owner in the application.



     POLICY DATE--The date shown in the Policy Specifications. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect subject to principles of conditional receipt.


     POLICY YEAR--Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

     SEPARATE ACCOUNT VALUE--The portion of the Cash Value in the Subaccount(s) of the Separate Account.


     SPECIFIED AMOUNT--The amount chosen by the Policy owner and used to calculate the death benefit. The Specified Amount is shown in the Policy Specifications.


     SUBACCOUNT--A subdivision of the Separate Account.


     SURRENDER VALUE--Cash Value minus (1) any applicable Surrender Charge and minus (2) any Debt.



     TRADE DATE--The date 30 days following the date the Policy owner completes all requirements for coverage and we record coverage under the Policy as in force.


     VALUATION DATE--Each business day on which valuation of the assets of the Separate Account is required by applicable law, which currently is each day that the New York Stock Exchange is open for trading.

     VALUATION PERIOD--The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

                                    SUMMARY


     This section summarizes this Prospectus. Please read the entire Prospectus. You should refer to the heading "Definitions" for the meaning of certain terms. If states require variations, they appear in supplements attached to this Prospectus or in endorsements to the Policy. Unless otherwise indicated, this Prospectus describes an in force Policy with no loans.



     The Policy owner pays a premium for life insurance coverage on the Insured. Generally, an owner may choose the amount and frequency of premium payments. The Policy provides for a Surrender Value which is payable if the Policy is terminated during an Insured's lifetime. The Death Benefit and Cash Value of the Policy may increase or decrease to reflect investment experience. Cash Value is not guaranteed. If the Surrender Value is insufficient to pay Policy charges, the Policy will lapse unless an additional premium payment or loan repayment is made. The Policy will remain in force during the guarantee period if the premiums paid, minus withdrawals and Debt, are at least equal to the guarantee premiums. (See "The Policy--Premiums and Allocation of Premiums and Separate Account Value," page 8, "Charges and Deductions," page 14, and "Policy Benefits and Rights," page 10.)



     A Policy may be issued as or become a modified endowment contract as a result of a material change or reduction in benefits as defined by the Internal Revenue Code. The Policy may also become a modified endowment contract if excess premiums are paid. For a Policy treated as a modified endowment contract, certain distributions will be included in the Policy owner's gross federal income (See "Federal Tax Matters," page 20.)



     The purpose of the Policy is to provide insurance protection for the beneficiary. The Policy is not comparable to a systematic investment plan of a mutual fund.


POLICY BENEFITS


     CASH VALUE. Cash Value reflects the amount and frequency of premium payments, the investment experience of the selected Subaccounts, any values in the Fixed Account and Loan Account, and Policy charges. The Policy owner bears the entire investment risk on amounts allocated to the Separate Account. We do not guarantee Separate Account Value. (See "Policy Benefits and Rights--Cash Value," page 12.)



     The Policy owner may surrender a Policy at any time and receive the Surrender Value. The Surrender Value is the Cash Value minus surrender charges and outstanding Debt. Partial withdrawals are available subject to restrictions. (See "Policy Benefits and Rights--Surrender Privilege," page 14.)



     POLICY LOANS. The Policy owner may borrow up to 90% of Cash Value minus surrender charges. The minimum amount of a loan is $500. Interest is charged at an effective annual rate of 4.50% in the first nine Policy Years and 3.00% thereafter. (See "Federal Tax Matters," page 20.)



     When a loan is made, a portion of Cash Value equal to the loan amount is transferred from the Separate Account and the Fixed Account (pro rata, unless the Policy owner requests otherwise) to the Loan Account. We credit 3% annual interest to Cash Values held in the Loan Account. (See "Policy Benefits and Rights--Policy Loans," page 13.)



     If the Policy is a modified endowment contract, a loan is treated as a taxable distribution. (See "Federal Tax Matters," page 20.)



     DEATH BENEFITS. An in force Policy pays a death benefit payment upon the death of the Insured. The Policy has two death benefit options. Under Option A, the death benefit is the Specified Amount stated in the Policy Specifications. Under Option B, the death benefit is the Specified Amount stated in the Policy Specifications plus the Cash Value. The death benefit is never less than the multiple of Cash Value specified in Appendix B. The death benefit payable is reduced by any Debt. (See "Policy Benefits and Rights--Death Benefits," page 10.)


PREMIUMS


     The amount and frequency of premium payments are flexible. The Policy owner specifies a Planned Premium on the application. However, the owner is not required to make the planned premiums, and, subject to certain restrictions, may make premium payments in any amount and at any frequency. The amount, frequency, and period of time over which an owner pays premiums affects whether the Policy will be classified as a modified endowment contract. The minimum monthly premium payment is $50. Other minimums apply for other payment modes.


     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, Surrender Value must be sufficient to cover all Policy charges for the Policy to remain in force. A Policy will remain in force during the guarantee period if premiums paid, less withdrawals and Debt, equal or exceed the sum of the guarantee premiums. (See "The Policy--Premiums," page 8.)


THE SEPARATE ACCOUNT


     ALLOCATION OF PREMIUMS. The portion of the premium available for allocation equals the premium paid less applicable charges. A Policy owner indicates in the application the percentages of premium to be allocated among the Subaccounts of the Separate Account and the Fixed Account. The Policy currently offers twelve Subaccounts, each of which invests in shares of a designated portfolio of one of the Funds.



     The initial premium, minus applicable charges, is allocated to the Scudder VLIF Money Market Subaccount on the day after receipt. On the Trade Date, the Separate Account Value in the Scudder VLIF Money Market Subaccount is allocated among the Subaccounts and the Fixed Account in accordance with the Policy owner's instructions in the application. (See "The Policy -- Policy Issue," page 8.)



     TRANSFERS. The Policy owner may transfer Separate Account Value among the Subaccount once every fifteen days. One annual transfer is permitted between the Fixed Account and the Subaccounts. (See "Allocation of Premiums and Separate Account Value," page 8.)


THE FUNDS


     The following portfolios of Investors Fund Series are currently available for investment by the Separate Account:



          - KEMPER HIGH YIELD PORTFOLIO



          - KEMPER GOVERNMENT SECURITIES PORTFOLIO



          - KEMPER-DREMAN HIGH RETURN EQUITY PORTFOLIO



          - KEMPER SMALL CAP GROWTH PORTFOLIO.



     The following portfolios of Janus Aspen Series are currently available for investment by the Separate Account:



          - CAPITAL APPRECIATION PORTFOLIO ("JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO")



     The following portfolios of PIMCO Variable Insurance Trust are currently available for investment by the Separate Account:



          - PIMCO LOW DURATION BOND



          - PIMCO FOREIGN BOND



     The following portfolio of Templeton Variable Products Series Fund is currently available for investment by the Separate Account:



          - TEMPLETON DEVELOPING MARKETS FUND (CLASS 2 SHARES).


The following portfolios of Scudder Variable Life Investment Fund are currently available for investment by the Separate Account:


          - SCUDDER VLIF INTERNATIONAL (A-SHARES)



          - SCUDDER VLIF GROWTH AND INCOME (A-SHARES)



          - SCUDDER VLIF BOND (A SHARES)



          - SCUDDER VLIF MONEY MARKET


     For a more detailed description of the Funds, see "The Funds," page 5, the Funds' prospectuses, and Statements of Additional Information available upon request.

CHARGES


     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. In addition, we deduct a charge of 1% of each premium payment to compensate us for corporate income tax liability. (See Charges and Deductions--Deductions from Premiums, page 14.) We currently do not deduct any other charges from premium or the Separate Account for federal, state or other taxes. Should we determine that these taxes apply, we may make deductions from the Separate Account to pay those taxes. (See "Federal Tax Matters," page 20.)



     We will deduct a charge from Cash Value in each Subaccount and the Fixed Account on the Policy Date and on each Monthly Processing Date for the cost of life insurance coverage. In addition, we deduct an asset charge, at an annual rate of .90%, from each Subaccount on a daily basis for our assumption of mortality and expense risks. (See "Charges and Deductions--Cost of Insurance Charge and Mortality and Expense Risk Charge," pages 14 and 15, respectively.)



     On each Monthly Processing Date, we deduct from Cash Value a $5 per month administrative expense charge. (See "Charges and Deductions--Monthly Administrative Charge," page 15.)



     We deduct a surrender charge if the Policy is surrendered or the Cash Value is applied under a Settlement Option prior to the 15th Policy Year (or the 15th Policy Year following an increase in Specified Amount). (See "Policy Benefits and Rights--Surrender Privilege," page 14.)



     The Policy owner indirectly bears the annual Fund operating expenses of the Portfolios in which the Subaccounts invest. These may include management fees, 12b-1 fees and other expenses. (See "Charges and Deductions--Charges Against the Funds," page 16.)



TAX TREATMENT UNDER CURRENT FEDERAL TAX LAW



     Under existing tax law, any increase in Cash Value is generally not taxable until a distribution occurs through a withdrawal or surrender. Generally, distributions are not included in income until the amount of the distributions exceeds the premiums paid for the Policy. If the Policy is a modified endowment contract, a loan is also treated as a distribution. Generally, distributions from a modified endowment contract (including loans) are included in income to the extent the Cash Value exceeds premiums paid. A change of Owners, an assignment, a loan or a surrender of the Policy may have tax consequences.



     Death Benefits payable under the Policy are generally excludable from the gross income of the Beneficiary. As a result, the Beneficiary would not be subject to income tax on the Death Benefit. (See "Federal Tax Matters," page 20.)


FREE-LOOK PERIOD


     The Policy owner may examine a Policy and return it for a refund during the Free-Look Period. The length of the Free-Look Period depends on the state where the Policy is issued; however, it will be at least 10 days from the date the owner receives the Policy. (See "Policy Benefits and Rights--Free-Look Period and Exchange Rights," page 14.)


ILLUSTRATIONS OF CASH VALUES, SURRENDER VALUES, DEATH BENEFITS


     Tables in Appendix A illustrate Cash Values, Surrender Values and Death Benefits. These illustrations are based on Policy charges and hypothetical assumed rates of return for the Separate Account. The Separate Account's investment experience will differ, and actual Policy values will be higher or lower than those illustrated.


                        KILICO AND THE SEPARATE ACCOUNT

KEMPER INVESTORS LIFE INSURANCE COMPANY


     Kemper Investors Life Insurance Company ("KILICO"), 1 Kemper Drive, Long Grove, Illinois 60049, was organized in 1947 and is a stock life insurance company organized under the laws of the State of Illinois. KILICO is a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Holding Company of America ("ZHCA"), which is a wholly-owned subsidiary of Zurich Insurance Company ("Zurich"). Zurich is a wholly-owned subsidiary of Zurich Financial Services ("ZFS"). ZFS was formed in the September, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries. ZFS is owned by Zurich Allied A.G. and Allied Zurich p.l.c. fifty-seven percent and forty-three percent, respectively. KILICO offers life insurance and annuity products and is admitted to do business in the District of Columbia and all states except New York.


SEPARATE ACCOUNT


     KILICO Variable Separate Account (the "Separate Account") was established as a separate investment account on January 22, 1987. The Separate Account receives and invests net premiums under the Policy. In addition, the Separate Account may receive and invest net premiums for other variable life insurance policies offered by KILICO.



     The Separate Account is administered and accounted for as part of our general business. The income, capital gains or capital losses of the Separate Account are credited to or charged against Separate Account assets, without regard to the income, capital gains or capital losses of any other separate account or any other business we conduct. The Policy benefits are our obligations.



     The Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). However, the Commission does not supervise the management, investment practices or policies of the Separate Account or KILICO.



     The Policy currently offers twelve Subaccounts. Additional Subaccounts may be added in the future. Not all Subaccounts may be available in all jurisdictions or under all Policies.


                                   THE FUNDS


     The Separate Account invests in shares of the Investors Fund Series, Janus Aspen Series, PIMCO Variable Insurance Trust, Templeton Variable Products Series Fund and Scudder Variable Life Investment Fund. Each is a series type mutual fund registered as an open-end management investment company. The Commission does not supervise their management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts. Shares of the Funds currently are sold only to insurance company separate accounts and certain qualified retirement plans. In addition to the Separate Account, shares of the Funds may be sold to variable life insurance and variable annuity separate accounts of insurance companies not affiliated with KILICO. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts of companies unaffiliated with KILICO, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds have an obligation to monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects owners, we will take appropriate action on our own.



     The Separate Account invests in the portfolios of the Funds. The assets of each portfolio are held separate from the assets of the other portfolios, and each portfolio has its own distinct investment objective and policies. Each portfolio operates as a separate investment fund, and the income, gains or losses of one portfolio generally have no effect on the investment performance of any other portfolio.



INVESTORS FUND SERIES


     The Investors Fund Series portfolios in which the Separate Account invests are summarized below:


     KEMPER HIGH YIELD PORTFOLIO: This Portfolio seeks a high level of current income by investing in fixed-income securities.


     KEMPER GOVERNMENT SECURITIES PORTFOLIO: This Portfolio seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.


     KEMPER-DREMAN HIGH RETURN EQUITY PORTFOLIO: This Portfolio seeks to achieve a high rate of total return.

     KEMPER SMALL CAP GROWTH PORTFOLIO: This Portfolio seeks maximum appreciation of investors' capital.


     Scudder Kemper Investments, Inc. ("SKI") (formerly Zurich Kemper Investments, Inc.), an affiliate of KILICO, serves as the investment manager for each Portfolio of the Investors Fund Series specified above. Dreman Value Management L.L.C. ("DVM") serves as sub-adviser for the Kemper-Dreman High Return Equity Portfolio. Under the terms of the sub-advisory agreement between SKI and DVM, DVM manages the investment and reinvestment of the Portfolio's assets in accordance with the investment objectives, policies and limitations and subject to the supervision of SKI and the Board of Trustees.



JANUS ASPEN SERIES



     The Janus Aspen Series portfolio in which the Separate Account invests is summarized below:



     CAPITAL APPRECIATION PORTFOLIO: This Portfolio seeks long-term growth of capital.



     Janus Capital Corporation is the investment adviser for the portfolio of the Janus Aspen Series specified above.



PIMCO VARIABLE INSURANCE TRUST



     The PIMCO Variable Insurance Trust portfolios in which the Separate Account invests are summarized below:



     PIMCO LOW DURATION BOND PORTFOLIO: This Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.



     PIMCO FOREIGN BOND PORTFOLIO: This Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.



     Pacific Investment Management Company is the investment adviser for each portfolio of the PIMCO Variable Insurance Trust specified above.



TEMPLETON VARIABLE PRODUCTS SERIES FUND



     The Templeton Variable Products Series Fund portfolio in which the Separate Account invests is summarized below:



     TEMPLETON DEVELOPING MARKETS FUND (CLASS 2 SHARES): This Portfolio seeks long-term capital appreciation.



     Templeton Asset Management Ltd. is the investment manager for the portfolio of the Templeton Variable Products Series Fund specified above.


SCUDDER VARIABLE LIFE INVESTMENT FUND

     The Scudder Variable Life Investment Fund portfolios in which the Separate Account invests are summarized below:


     SCUDDER VLIF INTERNATIONAL PORTFOLIO (A-SHARES): This Portfolio seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.



     SCUDDER VLIF GROWTH AND INCOME PORTFOLIO (A-SHARES): This Portfolio seeks long-term growth of capital, current income and growth of income from a portfolio consisting primarily of common stocks and securities convertible into common stocks.



     SCUDDER VLIF BOND PORTFOLIO (A-SHARES): This Portfolio seeks high income from a high quality portfolio of bonds.



     SCUDDER VLIF MONEY MARKET PORTFOLIO: This Portfolio seeks stability and current income from a portfolio of money market instruments.



     Scudder Kemper Investments, Inc. ("SKI") is the investment manager for each portfolio of the Scudder Variable Life Investment Fund specified above.



     The Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios, is found in the Funds' prospectuses and Statements of Additional Information. We will send a Portfolio prospectus and Fund Statement of Additional Information upon request.

CHANGE OF INVESTMENTS


     We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the portfolios and to substitute shares of another portfolio or of another investment company, if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio becomes inappropriate in view of the purposes of the Policy or the Separate Account. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax or investment conditions warrant. We will not substitute any shares attributable to a Policy owner's interest in a Subaccount without notice to the owner and the Commission's prior approval, if required. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policy owners.



     We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing owners as we determine.



     If we deem it to be in the best interests of persons having voting interests under the Policy, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under that Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may also transfer assets of the Separate Account to another separate account, or to the General Account.


                              FIXED ACCOUNT OPTION


     AMOUNTS ALLOCATED OR TRANSFERRED TO THE FIXED ACCOUNT ARE PART OF OUR GENERAL ACCOUNT, SUPPORTING INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY FIXED ACCOUNT INTERESTS GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS. WE HAVE BEEN ADVISED THAT THE STAFF OF THE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. STATEMENTS REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.



     Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Policy involving the Separate Account, unless we refer to fixed accumulation and settlement options.



     We guarantee the interest rate credited to the Fixed Account will be at least 3% annually. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                   THE POLICY

POLICY ISSUE


     Before we issue a Policy, we must receive a completed application and a full initial premium at our home office. We ordinarily issue a Policy only for Insureds Age 1 through 75 who supply satisfactory evidence of insurability. Acceptance of an application is subject to our underwriting requirements. If we decline an application, we will refund the Cash Value in the Scudder VLIF Money Market Subaccount plus the total amount of monthly deductions and deductions against premiums.



     After underwriting is complete and the Policy is delivered to its owner, insurance coverage begins as of the Policy Date. (See "Premiums," below.)


PREMIUMS


     We must receive premiums at our home office. (See "Distribution of Policies.") Checks must be made payable to KILICO.



     PLANNED PREMIUMS. A Policy owner specifies a Planned Premium payment on the application that provides for the payment of level premiums over a specified period of time. However, the owner is not required to pay Planned Premiums.



     The minimum monthly premium is $50. Other minimums are: single premium $5,000; annual $600; semi-annual $300; quarterly $150. The amount, frequency and period of time over which a Policy owner pays premiums may affect whether the Policy will be classified as a modified endowment contract. Accordingly, variations from Planned Premiums may cause the Policy to become a modified endowment contract, and therefore subject to different tax treatment from conventional life insurance contracts for certain pre-death distributions (See "Federal Tax Matters".)



     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Surrender Value. Even if Planned Premiums are paid, the Policy will lapse any time Surrender Value is insufficient to pay the current monthly deductions and a grace period expires without sufficient payment. (See "Policy Lapse and Reinstatement.")



     A guarantee period and a monthly guarantee premium are specified in the Policy Specifications. The guarantee period ends on the third Policy anniversary. During the guarantee period, the Policy remains in force and no grace period will begin, provided that the total premiums received, minus any withdrawals and any Debt, equals or exceeds the monthly guarantee premium times the number of months since the Policy Date, including the current month.



     The full initial premium is the only premium required to be paid under a Policy. However, additional premiums may be necessary to keep the Policy in force. (See "The Policy--Policy Lapse and Reinstatement.") We may reject or limit any premium payment below the current minimum premium amount, or that would increase the death benefit by more than the amount of the premium. We may return all or a portion of a premium payment will be rejected and returned to the Policy owner if it would disqualify the Policy as life insurance under the Internal Revenue Code.



     Certain charges are deducted from each premium payment. (See "Charges and Deductions.") The remainder of the premium, known as the net premium, is allocated as described below under "Allocation of Premiums and Separate Account Value."



     POLICY DATE. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect. If this date is the 29th, 30th, or 31st of a month, the Policy Date will be the first of the following month.



ALLOCATION OF PREMIUMS AND SEPARATE ACCOUNT VALUE



     ALLOCATION OF PREMIUMS. The initial net premium is allocated to the Scudder VLIF Money Market Subaccount. The Separate Account Value remains in the Scudder VLIF Money Market Subaccount until the Trade Date. On the Trade Date, the Separate Account Value in the Scudder VLIF Money Market Subaccount is allocated to the Subaccounts and the Fixed Account as specified in the application. Additional premiums received will be allocated as specified in the application or in later written instructions received from the Policy owner. The minimum amount of any premium that may be allocated to a Subaccount is $50. Cash Value may be allocated to a total of ten accounts at any given time.

     The Separate Account Value will vary with the investment experience of the chosen Subaccounts. The Policy owner bears the entire investment risk.



     TRANSFERS. After the Trade Date, Separate Account Value may be transferred among the Subaccounts and into the Fixed Account. These transfers are limited to one transfer every fifteen days. All transfers made during a business day are treated as one transfer.



     Fixed Account Value may be transferred to one or more Subaccounts. One transfer of Fixed Account Value may be made once each Policy Year in the thirty day period following the end of a Policy Year.



     Transfer requests must be in writing in a form acceptable to us, or by telephone authorization under forms we authorize. (See "General Provisions--Written Notices and Requests.") The minimum partial transfer amount is $500. No partial transfer may be made if the value of the Policy owner's remaining interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $500 after the transfer. We may waive these minimums for reallocations under established third party asset allocation programs. Transfers are based on the Accumulation Unit values next determined following our receipt of valid, complete transfer instructions. We may suspend, modify or terminate the transfer provision. We reserve the right to charge up to $25 for each transfer. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, a Policy owner bears the risk of loss in the event of a fraudulent telephone transfer.



     If a Policy owner authorizes a third party to transact transfers on the Policy owner's behalf, we will reallocate the Cash Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.



     AUTOMATIC ASSET REALLOCATION. A Policy owner may elect to have transfers made automatically among the Subaccounts on an annual or a quarterly basis so that Cash Value is reallocated to match the percentage allocations in the Policy owner's predefined premium allocation elections. Transfers under this program are not subject to the $500 minimum transfer limitation. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to our home office.


POLICY LAPSE AND REINSTATEMENT


     LAPSE. The Policy will lapse when the Surrender Value is insufficient to cover the current monthly deductions and a grace period expires without a sufficient payment. (See "Charges and Deductions.")



     The grace period is 61 days. The grace period begins when we send notice that the Surrender Value is insufficient to cover the monthly deductions. If we do not receive a premium payment or loan repayment during the grace period sufficient to keep the Policy in force for three months, the Policy will lapse and terminate without value.



     If payment is received within the grace period, the premium or loan repayment will be allocated to the Subaccounts and the Fixed Account in accordance with current allocation instructions. Amounts over and above the amounts necessary to prevent lapse may be paid as additional premiums, to the extent permissible. (See "The Policy--Premiums.")



     We will not accept any payment causing the total premium payment to exceed the maximum payment permitted for life insurance under the guideline premium limits. However, the Policy owner may voluntarily repay a portion of Debt to avoid lapse. The owner may also combine premium payments with Debt repayments. (See "Federal Tax Matters.")



     The death benefit payable during the grace period will be the Death Benefit in effect immediately prior to the grace period, less any Debt and any unpaid monthly deductions.



     REINSTATEMENT. If a Policy lapses because of insufficient Surrender Value to cover the monthly deductions, and it has not been surrendered for its Surrender Value, it may be reinstated at any time within three years after the date of lapse. Tax consequences may affect the decision to reinstate. Reinstatement is subject to:



     (1) receipt of evidence of insurability satisfactory to us;


     (2) payment of a minimum premium sufficient to cover monthly deductions for the grace period and to keep the Policy in force three months; and


     (3) payment or reinstatement of any Debt which existed at the date of termination of coverage.

     The effective date of reinstatement of a Policy is the Monthly Processing Date that coincides with or next follows the date we approve the application for reinstatement. Suicide and incontestability provisions apply from the effective date of reinstatement.


                           POLICY BENEFITS AND RIGHTS

DEATH BENEFITS


     While the Policy is in force (see "Policy Lapse and Reinstatement--Lapse," above), the death benefit is based on the death benefit option, the Specified Amount and the table of death benefit percentages applicable at the time of death. The death benefit proceeds equal the death benefit minus any Debt and minus any monthly deductions due during the grace period.



     A Policy owner selects in the application one of two death benefit options:
Option A or Option B. Subject to certain restrictions, the owner can change the death benefit option selected. So long as the Policy remains in force, the death benefit under either option will never be less than the Specified Amount.



     The Policy owner chooses the Specified Amount on the application. The Specified Amount is stated in the Policy Specifications. The minimum Specified Amount is $50,000.



     OPTION A. Under Option A, the death benefit equals the Specified Amount or, if greater, the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) multiplied by a death benefit percentage. The death benefit percentages vary according to the Insured's age. The death benefit percentage is 250% for an Insured at Age 40 or under, and it declines for older Insureds. In setting the death benefit percentages, we seek to ensure that the Policy will qualify for favorable federal income tax treatment. A table showing the death benefit percentages is in the Appendix B to this Prospectus and in the Policy.



     OPTION B. Under Option B, the death benefit equals the Specified Amount plus the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) or, if greater, the Cash Value multiplied by a death benefit percentage. The specified percentage is the same as that used in connection with Option A. The death benefit under Option B always varies as Cash Value varies.



     EXAMPLES OF OPTIONS A AND B. The following examples demonstrate the determination of death benefits under Options A and B. The examples show three Policies--Policies I, II, and III--with the same Specified Amount, but different Cash Values and assume that the Insured is Age 35 at the time of death and that there is no outstanding Debt.


                                              POLICY I       POLICY II       POLICY III
                                              --------       ---------       ----------
Specified Amount..........................    $100,000       $100,000         $100,000
Cash Value on Date of Death...............    $ 25,000       $ 50,000         $ 75,000
Death Benefit Percentage..................         250%           250%             250%
Death Benefit Under Option A..............    $100,000       $125,000         $187,500
Death Benefit Under Option B..............    $125,000       $150,000         $187,500


     Under Option A, the death benefit for Policy I equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Cash Value at the date of death multiplied by the death benefit percentage ($25,000 X 250% = $62,500). For both Policies II and III under Option A, the Cash Value multiplied by the death benefit percentage ($50,000 X 250% = $125,000 for Policy II; $75,000 X 250% = $187,500 for Policy III) is greater than the Specified Amount ($100,000), so the death benefit equals the higher value. Under Option B, the death benefit for Policy I equals $125,000 since the death benefit is the greater of Specified Amount plus Cash Value ($100,000 + $25,000 = $125,000) or the Cash Value multiplied by the death benefit percentage ($25,000 X 250% = $62,500). Similarly, in Policy II, Specified Amount plus Cash Value ($100,000 + $50,000 = $150,000) is greater than Cash Value multiplied by the death benefit percentage ($50,000 X 250% = $125,000). In Policy III, the Cash Value multiplied by the death benefit percentage ($75,000 X 250% = $187,500) is greater than the Specified Amount plus Cash Value ($100,000 + $75,000 = $175,000), so the death benefit equals the higher value.



     All calculations of death benefit are made as of the end of the Valuation Period during which the Insured dies. Death benefit proceeds may be paid to a Beneficiary in a lump sum or under the Policy's settlements options.



     Death Benefits ordinarily are paid within seven days after we receive all required documentation. Payments may be postponed in certain circumstances. (See "General Provisions--Postponement of Payments")

CHANGES IN DEATH BENEFIT OPTION


     After the first Policy Year, a Policy owner may change the death benefit option from Option A to Option B, or from Option B to Option A. Changes in the death benefit option may be made, in writing once per Policy Year. The effective date of the change is the next Monthly Processing Date after we accept the change.



     A change in the death benefit from Option A to Option B reduces the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option B at the time of the change equals the amount payable under Option A immediately prior to the change. The change in option affects the determination of the death benefit since Cash Value will then be added to the new Specified Amount, and the death benefit then varies with Cash Value.



     A change in the death benefit from Option B to Option A increases the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option A at the time of the change equals the amount payable under Option B immediately prior to the change. However, the change in option affects the determination of the death benefit since the Cash Value is not added to the Specified Amount in determining the death benefit. The death benefit then equals the new Specified Amount (or, if higher, the Cash Value times the applicable specified percentage).



     A change in death benefit option may affect the future monthly cost of insurance charge, which varies with the net amount at risk. Generally, net amount at risk is the amount by which the death benefit exceeds Cash Value. (See "Charges and Deductions--Cost of Insurance Charge.") If the death benefit does not equal Cash Value times a death benefit percentage under either Options A or B, changing from Option B to Option A will generally decrease the future net amount at risk. This would decrease the future cost of insurance charges. Changing from Option A to Option B generally results in a net amount at risk that remains level. Such a change, however, results in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.


CHANGES IN SPECIFIED AMOUNT


     After the first Policy Year, a Policy owner may increase or decrease the Specified Amount, subject to our approval. A change in Specified Amount may only be made once per Policy Year. The minimum change in Specified Amount is $25,000. Increases are not allowed after the Insured attains age 75. Increasing the Specified Amount could increase the death benefit. Decreasing the Specified Amount could decrease the death benefit. The amount of change in the death benefit will depend, among other things, upon the selected death benefit option and the degree to which the death benefit exceeds the Specified Amount prior to the change. Changing the Specified Amount could affect the subsequent level of death benefit and Policy values. An increase in Specified Amount may increase the net amount at risk, thereby increasing a Policy owner's cost of insurance charge and the guarantee premium amount. However, an increase in Specified Amount does not extend the guarantee period. Conversely, a decrease in Specified Amount may decrease the net amount at risk, thereby decreasing an owner's cost of insurance charge. A decrease in Specified Amount will not decrease the guarantee premium. Decreases in the death benefit may have tax consequences. (See "Federal Tax Matters.")



     INCREASES. We require additional evidence of insurability for an increase in Specified Amount.



     DECREASES. Any decrease in Specified Amount is first applied to the most recent increases successively, then to the original Specified Amount. A decrease is not permitted if the Specified Amount would fall below the lesser of the initial Specified Amount or $50,000. If after a decrease in the Specified Amount, total premiums paid exceed the tax law's premium limitations, we will refund the amount exceeding the premium limitations. Some or all of the amount refunded may be subject to tax. (See "Federal Tax Matters.")



     We reserve the right to deny a requested decrease in Specified Amount. The reasons for denial may include:



          - our determination that the decrease would cause the Policy to fail the tax guideline premium limitations, resulting in the Policy's termination or



          - our determination that the decrease would cause the Policy to fail the tax guideline premium limitations because the payments from Cash Value required to effect the decrease exceed Surrender Value.



     Requests for change in Specified Amount must be made in writing. The requested change becomes effective on the Monthly Processing Date on or next following our acceptance of the request. If the Policy owner is not the Insured, we require the Insured's consent.

BENEFITS AT MATURITY


     If the Insured is alive on the Policy Date anniversary nearest the Insured's 100th birthday, we pay the Policy owner the Surrender Value of the Policy. On the Maturity Date, the Policy terminates and we have no further obligations under the Policy.


CASH VALUE


     Cash Value reflects



          - the investment experience of the selected Subaccounts



          - the frequency and amount of premiums paid



          - transfers between Subaccounts



          - withdrawals





          - any Fixed Account or Loan Account values



          - Policy charges



A Policy owner may make partial withdrawals of Cash Value or surrender the Policy and receive the Policy's Surrender Value. (See "Surrender Privilege.") Cash Value is not guaranteed.



     CALCULATION OF CASH VALUE. Cash Value is the total of



          - Separate Account Value



          - Fixed Account Value



          - Loan Account value



     Cash Value is determined on each Valuation Date. It is first calculated on the Policy Date. On that date, the Cash Value equals the initial premium, minus the monthly deductions for the first Policy Month. (See "Charges and Deductions.")



     On any Valuation Date, Separate Account Value in any Subaccount equals:



          (1) Separate Account Value in the Subaccount at the end of the preceding Valuation Period times the Investment Experience Factor (defined below) for the current Valuation Period; plus



          (2) Any net premiums received and allocated to the Subaccount during the current Valuation Period; plus



          (3) All amounts transferred to the Subaccount during the current Valuation Period (from a Subaccount, the Fixed Account or the Loan Account for Policy loan repayment (see "Policy Benefits and Rights--Policy Loans,")); minus


          (4) The pro rata portion of the monthly cost of insurance charge, administrative charge, and any other charges assessed to the Subaccount. (See "Charges and Deductions--Cost of Insurance Charge."); minus

          (5) All amounts transferred from the Subaccount during the current Valuation Period; minus

          (6) All amounts withdrawn from the Subaccount during the current Valuation Period; minus

          (7) All amounts loaned from the Subaccount during the current Valuation Period.


     There will also be Cash Value in the Loan Account if there is a Policy loan outstanding. The Loan Account is credited with amounts transferred from Subaccounts for Policy loans. The Loan Account balance accrues daily interest at an effective annual rate of 3.00%. (See "Policy Benefits and Rights--Policy Loans.")



     The Cash Value in the Fixed Account is credited with interest at our declared annual rate. The annual rate will never be less than 3%.



     ACCUMULATION UNIT VALUE. Each Subaccount has its own Accumulation Unit Value. When net premiums or other amounts are allocated to a Subaccount, units are purchased based on the Subaccount's Accumulation Unit Value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or deducted from, a Subaccount, units are redeemed in a similar manner.

     For each Subaccount, Accumulation Unit Value was initially set at the same unit value as the net asset value of a share of the underlying Fund. The Accumulation Unit Value for each subsequent Valuation Period is the Investment Experience Factor for that Valuation Period times the Accumulation Unit Value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit Value which applies for each day in the period. The number of Accumulation Units will not change due to investment experience. The Investment Experience Factor may be greater or less than one; therefore, the Accumulation Unit Value may increase or decrease.



     INVESTMENT EXPERIENCE FACTOR. The investment experience of the Separate Account is calculated by applying the Investment Experience Factor to the Separate Account Value in each Subaccount during a Valuation Period. Each Subaccount has its own Investment Experience Factor. The Investment Experience Factor of a Subaccount for any Valuation Period is determined by dividing (1) by
(2) and subtracting (3) from the result, where:


     (1) is the net result of:

         a. The net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus


         b. the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus



         c. a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;



     (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;


     (3) is the factor representing the Mortality and Expense Risk Charge. (See "Charges and Deductions--Mortality and Expense Risk Charge.")

POLICY LOANS


     After the first Policy Year, the Policy owner may borrow all or part of the Policy's maximum loan amount. The maximum loan amount is 90% of Cash Value minus surrender charges. The amount of any new loan may not exceed the maximum loan amount less Debt on the date a loan is granted. The minimum amount of a loan is $500. The loan ordinarily is paid within 7 days after we receive a written loan request, although payments may be postponed under certain circumstances. (See "Postponement of Payments," and "Federal Tax Matters.")



     On the date a loan is made, the loan amount is transferred from the Separate Account and Fixed Account to the Loan Account. Unless the Policy owner directs otherwise, the loan amount is deducted from the Subaccounts and the Fixed Account in proportion to the values that each bears to the total of Separate Account Value and Fixed Account Value at the end of the Valuation Period during which the request is received.



     Loan interest is charged at an effective annual rate of 4.5% in the first nine Policy Years and 3.00% thereafter. Interest not paid when due is added to the loan amount. Unpaid interest is due upon the earlier of the next Policy Date anniversary or when coverage ceases. The same interest rates apply to unpaid interest. When interest is added to the loan amount, we transfer an equal amount from the Separate Account and the Fixed Account to the Loan Account.



     Cash Value in the Loan Account earns 3.00% annual interest. Such interest is allocated to the Loan Account.



     LOAN REPAYMENT. All or any portion of a loan may be repaid at any time. At the time of repayment, the Loan Account is reduced by the repayment amount, adjusted for the difference between interest charged and interest earned. The net repayment amount is allocated to the Subaccounts and the Fixed Account, according to the Policy owner's current allocation instructions, at the end of the Valuation Period during which the repayment is received. These transfers are not limited by the 15 day transfer restriction.



     EFFECTS OF POLICY LOAN. Policy loans decrease Surrender Value and, therefore, the amount available to pay Policy charges. If Surrender Value on the day preceding a Monthly Processing Date is less than the next monthly deductions we will notify the Policy owner. (See "General Provisions--Written Notices and Requests.") The Policy will lapse and terminate without value, unless we receive a sufficient payment within 61 days of the date notice is sent. (See "The Policy--Policy Lapse and Reinstatement.")



     EFFECT ON INVESTMENT EXPERIENCE. A Policy Loan affects Cash Value. The collateral for the outstanding loan (the amount held in the Loan Account) does not participate in the experience of the Subaccounts or earn current interest in the Fixed Account. If the interest credited to the Loan Account is more than the amount that would have been earned in the Subaccounts or the Fixed Account, the Cash Value will, and the Death Benefit may, be higher as a result of the loan. Conversely, if the amount credited to the Loan Account is less than would have been earned in the Subaccounts or the Fixed Account, the Cash Value, as well as the Death Benefit, may be less.


     TAX TREATMENT. If the Policy is a modified endowment contract, a loan is treated as a distribution and is includible in income to the extent that Cash Value exceeds premiums paid. Therefore, a loan may result in federal income tax and a 10% tax penalty may also apply. (See "Federal Tax Matters.")


SURRENDER PRIVILEGE


     If the Insured is alive, the Policy owner may surrender the Policy for its Surrender Value. To surrender the Policy, the owner must return the Policy to us, along with a written request. Surrender Value equals Cash Value, minus Surrender Charges and Debt. (See "Surrender Charge," below.)



     PARTIAL WITHDRAWALS. After the first Policy Year, a Policy owner may withdraw a portion of Surrender Value. The minimum amount of each withdrawal is $500 and when a Surrender Charge is assessable, the maximum amount is 10% of the Surrender Value. A $25 withdrawal charge is imposed for each withdrawal. (See "Charges and Deductions.") A withdrawal decreases Cash Value by the amount of the withdrawal and, if Death Benefit Option A is in effect, reduces Specified Amount by the amount of the withdrawal.


FREE-LOOK PERIOD AND EXCHANGE RIGHTS


     During the Free-Look Period, the Policy owner may examine the Policy and return it for a refund. The time period depends on where the Policy is issued; however, it will be at least 10 days from the date the Policy is received by the owner, or, 45 days after the owner completes the application for insurance, whichever is later. The amount of the refund is the sum of Cash Value in the Kemper Money Market Subaccount plus the total amount of monthly deductions and deductions from Premium. An owner seeking a refund should return the Policy to us or to the agent who sold the Policy.



     At any time during the first two years after the Issue Date, the Policy owner may exchange the Policy for a non-variable permanent fixed benefit life insurance policy then currently offered by KILICO or an affiliate. Evidence of insurability is not required. The amount of the new policy may be, at the election of the owner, either the initial Death Benefit or the same net amount at risk as the Policy on the exchange date. All Debt must be repaid and the Policy must be surrendered before the exchange is made. The new policy will have the same Policy Date and issue age as the exchanged Policy.


                             CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUMS


     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. This charge reimburses us for paying state premium taxes. We expect to pay an average state premium tax rate of approximately 2.5%, but the actual premium tax attributable to a Policy may be more or less. In addition, a charge for federal taxes, equal to 1% of each premium payment, is deducted to compensate us for higher corporate income taxes under the current Internal Revenue Code.


COST OF INSURANCE CHARGE


     We deduct a cost of insurance charge monthly from the Subaccounts and the Fixed Account. This charge covers our anticipated mortality costs. The cost of insurance charge is deducted monthly in advance and is allocated pro rata among the Subaccounts and the Fixed Account.



     We deduct the cost of insurance by cancelling units on the Policy Date and on each Monthly Processing Date thereafter. If the Monthly Processing Date falls on a day other than a Valuation Date, the charge is determined on the next Valuation Date. The cost of insurance charge is determined by multiplying the cost of insurance rate (see below) by the "net amount at risk" for each Policy month. The net amount at risk equals the Death Benefit minus the Cash Value on the Monthly Processing Date.



     COST OF INSURANCE RATE. The monthly cost of insurance rates are based on the issue age, sex, rate class of the Insured and Policy Year. We determine the monthly cost of insurance rates based on our expectations as to future mortality experience. Any change in the schedule of rates applies to all individuals of the same class as the Insured. The cost of insurance rate may never exceed those shown in the table of guaranteed maximum cost of insurance rates in the Policy. The guaranteed maximum cost of insurance rates are based on the 1980

Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday, published by the National Association of Insurance Commissioners.


     RATE CLASS. The rate class of an Insured will affect the cost of insurance rate. We currently place Insureds in preferred rate classes and rate classes involving a higher mortality risk. The cost of insurance rates for rate classes involving a higher mortality risk are multiples of the preferred rates. (See "Charges and Deductions--Cost of Insurance Rate," above.)


MORTALITY AND EXPENSE RISK CHARGE


     We deduct a daily charge, at an annual rate of 0.90%, from the Subaccounts for mortality and expense risks we assume.



     The mortality and expense risk we assume is that our estimates of longevity and of the expenses incurred over the life of the Policy will not be correct.


MONTHLY ADMINISTRATIVE CHARGE


     We deduct a monthly administrative expense charge to reimburse us for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Policy owners. This charge is designed only to reimburse us for actual administrative expenses. Currently, this charge is $5 per month.


OTHER CHARGES


     SURRENDER CHARGE. We deduct a Surrender Charge from Cash Value if the Policy is surrendered or Cash Value is applied under a Settlement Option during the first 14 Policy Years. A Surrender Charge is also assessed during the first 14 Policy Years following an increase in Specified Amount. The Surrender Charge is:



     (a) an administrative component (issue charge); plus



     (b) a sales component (deferred sales charge); times



     (c) the Surrender Charge percentage.



     During the 14 Policy Years following an increase in Specified Amount, an additional Surrender Charge applies. The additional charge is calculated as described below based on the amount of the increase, years commencing on the date of the increase and Target Premium associated with the increase.



     The Surrender Charge is determined based upon the date we receive the written request for surrender.


     (a) Issue Charge. The issue charge is a level charge of $5.00 per thousand of Specified Amount and the sum of coverage amounts for any other insureds.


     This charge covers the administrative expenses associated with underwriting and issuing a Policy. These expenses include the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class, and establishing Policy records.



     (b) Deferred Sales Charge. The deferred sales charge is (i) 30% of premiums paid up to one Target Premium shown in the Policy plus (ii) for the sum of all premiums paid in excess of one Target Premium ("excess premium charge"), a percentage which varies by the issue age of the Insured as follows:


         Excess Premium Charge                              Issue Ages
         ---------------------                              ----------
                 7.5%                                          0-65
                 5.0%                                          66-75


     The deferred sales charge reimburses us for some of the expenses of distributing the Policies.



     (c) Surrender Charge Percentage. For issue ages up to age 66, the Surrender Charge percentage is 100% for Policy Years 1-5 and declines by 10% each year in Policy Years 6-14 until reaching zero at the beginning of Policy Year 15. For issue ages 66-75, the Surrender Charge percentage is 100% for Policy Years 1-3 and declines by 10% each year in Policy Years 4-11 and by 5% in Policy Years 12-14 until reaching zero at the beginning of Policy Year 15.

                              SURRENDER CHARGE PERCENTAGES            SURRENDER CHARGE PERCENTAGES
                                 ISSUE AGES UP TO AGE 66                    ISSUE AGES 66-75
                            ---------------------------------       ---------------------------------
                            SURRENDER CHARGE                        SURRENDER CHARGE
                             PERCENTAGE AT                           PERCENTAGE AT
                              BEGINNING OF                            BEGINNING OF
                              POLICY YEAR          PERCENTAGE         POLICY YEAR          PERCENTAGE
                            ----------------       ----------       ----------------       ----------
                                  1-5                 100%                1-3                 100%
                                    6                  90%                  4                  90%
                                    7                  80%                  5                  80%
                                    8                  70%                  6                  70%
                                    9                  60%                  7                  60%
                                   10                  50%                  8                  50%
                                   11                  40%                  9                  40%
                                   12                  30%                 10                  30%
                                   13                  20%                 11                  20%
                                   14                  10%                 12                  15%
                                   15+                  0%                 13                  10%
                                                                           14                   5%
                                                                           15+                  0%


     (d) Example. Assume a female Insured purchases the Policy at age 40 for $100,000 of Specified Amount, paying the Target Premium of $630 and an additional premium amount of $1,000 in excess of the Target Premium, for a total premium of $1,630. Assume further that she surrenders the Policy during the second Policy Year. The Surrender Charge is calculated as follows:



(i) Issue Charge -- [100 x $5.00]...........................    $500.00
     ($5.00 per $1,000.00 of Specified Amount)
(ii) Deferred Sales Charge
     (1) 30% of Target Premium Paid.........................    $189.00
       (.30 x $630.00); and
     (2) 7.5% of Premiums Paid In Excess of Target
      Premium...............................................    $ 75.00
       (.075 x $1,000.00)
(iii) Surrender Charge Percentage...........................        100%
(iv) Calculation of Surrender Charge
     [(a)$500.00 + (b)$189.00 + $75.00)] x (c) 100%.........    $764.00



     WITHDRAWAL CHARGE. We impose a charge of $25 for each partial withdrawal. This charge reimburses us for the administrative expenses related to the withdrawal.



     TRANSFER CHARGE. We reserve the right to charge up to $25 for each transfer. The transfer charge reimburses us for the administrative expenses related to the transfer.



     TAXES. Currently, no charges are made against the Separate Account for federal, state or other taxes attributable to the Separate Account. We may, however, in the future impose charges for income taxes or other taxes attributable to the Separate Account or the Policy. (See "Federal Tax Matters.")



     CHARGES AGAINST THE FUNDS. Under investment advisory agreements with each Fund, the investment manager and/or adviser provides investment advisory and/or management services for the portfolios. The Funds are responsible for advisory fees and various other expenses. Investment advisory fees and expenses differ with respect to each of the portfolios of the Funds. (See "The Funds.")



     Each portfolio incurs annual fund operating expenses consisting of management fees, 12b-1 fees and other expenses. [TO BE UPDATED BY AMENDMENT] [The management fees for each Portfolio for the year ending December 31, 1997 as a percentage of average net assets were as follows: Kemper High Yield 0.60%; Kemper Government Securities 0.55%; Kemper-Dreman High Return Equity 0.75%; Kemper Small Cap Growth 0.65%; Janus Aspen Capital Appreciation Portfolio 0.23%; PIMCO Low Duration Bond 0.65%; PIMCO Foreign Bond 0.90%; Templeton Developing Markets (Class 2 Shares) 1.25%; Scudder VLIF International (A-Shares) 0.88%; Scudder VLIF Growth and Income (A-Shares) 0.48%; Scudder VLIF Bond (A-Shares) 0.48%; and

Scudder VLIF Money Market 0.37%. The investment adviser of the Janus Aspen Capital Appreciation Portfolio has voluntarily agreed to reduce or waive a portion of its management fee. Without this reduction or waiver, the management fees for Janus Aspen Capital Appreciation Portfolio would have been 1.14%. With regard to PIMCO Low Duration Bond and PIMCO Foreign Bond, management fees include fixed advisory and administrative fees. The administrative fee covers most of the expenses of the portfolios. However, the portfolios are responsible for bearing certain expenses associated with their operations that are not covered by the administrative fee. While it is expected that these expenses generally will not have a material effect on the portfolio expense ratios, they may have a material effect in certain circumstances, such as when the average net assets of a portfolio are lower than anticipated.



     The other expenses for each Portfolio for the year ending December 31, 1997 as a percentage of average net assets were as follows: Kemper High Yield 0.05%; Kemper Government Securities 0.09%; Kemper-Dreman High Return Equity 0.12%; Kemper Small Cap Growth 0.06%; Janus Aspen Capital Appreciation Portfolio 1.03%; PIMCO Low Duration Bond 0.00%; PIMCO Foreign Bond 0.00%; Templeton Developing Markets (Class 2 Shares) 0.33%; Scudder VLIF International (A-Shares) 0.12%; Scudder VLIF Growth and Income (A-Shares) 0.10%; Scudder VLIF Bond (A-Shares) 0.14%; and Scudder VLIF Money Market 0.09%. In addition, the Templeton Developing Markets Fund also has a 12b-1 fee of 0.25% as described in the Fund's prospectus. Except for 12b-1 fees, all expenses of the Templeton Developing Markets Fund are estimated for 1998 based on the historical expenses of the portfolio's Class 1 Shares for the fiscal year ended December 31, 1997. The investment adviser of the Janus Aspen Capital Appreciation Portfolio has voluntarily agreed to reduce or waive other expenses. Without this reduction or waiver, the other expenses for Janus Aspen Capital Appreciation Portfolio would have been 1.05% and total operating expenses would have been 2.19%. For additional information about the fees and expenses of the Funds, see "The Funds", page 5, and the prospectuses for the Funds.



     The Fund(s) may pay 12b-1 fees to us or our affiliates for support services relating to Fund shares. We may receive compensation from the investment advisers for services related to the Funds. This compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. For more information concerning investment advisory fees and other charges against the portfolios, see the Funds' prospectuses and Statements of Additional Information available upon request.



     SYSTEMATIC WITHDRAWAL PLAN. A charge of $50 is imposed to enter into a Systematic Withdrawal Plan. In addition, a $25 charge is imposed each time a change is made to the plan. These charges reimburse us for administrative expenses of this plan. (See "Systematic Withdrawal Plan.")



     REDUCTION OF CHARGES. We may reduce certain charges and the minimum initial premium in special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyowners, or sales to employees or clients of members of the Kemper group of companies. The amounts of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not unfairly discriminate against any person, including the affected Policy owners and owners of all other policies funded by the Separate Account.


                               GENERAL PROVISIONS

SETTLEMENT OPTIONS


     The Policy owner, or Beneficiary at the death of the Insured if no election by the owner is in effect, may elect to have the Death Benefit or Surrender Value paid in a lump sum or have the amount applied to one of the Settlement Options. Payments under these options will not be affected by the investment experience of the Separate Account after proceeds are applied under a Settlement Option. The payee elects monthly, quarterly, semi-annual or annual payments. The option selected must result in a payment that at least equals our required minimum in effect when the option is chosen. If at any time the payments are less than the minimum, we may increase the period between payments to quarterly, semi-annual or annual or make the payment in one lump sum.



     Benefit payments are based on Surrender Value calculated on the day preceding the date the first benefit payment is due. The payment will be based on the Settlement Option elected in accordance with the appropriate settlement option table.



     OPTION 1--INCOME FOR SPECIFIED PERIOD. We pay income for the period and payment mode elected. The period elected must at least 5 years, but not more than 30 years.



     OPTION 2--LIFE INCOME. We pay monthly income to the payee during the payee's lifetime. If this Option is elected, annuity payments terminate automatically and immediately on the death of the payee without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.


     OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED. We pay monthly income for the guaranteed period elected and thereafter for the remaining lifetime of the payee. The available guaranteed periods are 5, 10, 15 or 20 years.



     OPTION 4--JOINT AND SURVIVOR ANNUITY. We pay the full monthly income while both payees are living. Upon the death of either payee, the income continues during the lifetime of the surviving payee. The surviving payee's income is based on the percentage designated (50%, 66 2/3%, 75% or 100%) at the time this option is elected. Payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.



     Our consent is necessary for any other payment methods.


     The guaranteed monthly payments are based on an interest rate of 2.50% per year and, where mortality is involved, the "1983 Table a" individual mortality table developed by the Society of Actuaries, with a 5 year setback.

POSTPONEMENT OF PAYMENTS

     GENERAL. Payment of any amount due upon: (a) Policy termination at the Maturity Date, (b) surrender of the Policy, (c) payment of any Policy loan, or
(d) death of the Insured, may be postponed whenever:

          (1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission;

          (2) The Commission by order permits postponement for the protection of Owners; or


          (3) An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Separate Account.


     Transfers may also be postponed under these circumstances.


     PAYMENT NOT HONORED BY BANK. The portion of any payment due under the Policy which is derived from any amount paid to us by check or draft may be postponed until such time as we determine that such instrument has been honored by the bank upon which it was drawn.


THE CONTRACT


     The Policy, any endorsements, and the application constitute the entire contract between us and the Policy owner. All statements made by the Insured or contained in the application will, in the absence of fraud or misrepresentation, be deemed representations and not warranties.


     Only the President, the Secretary, or an Assistant Secretary of KILICO is authorized to change or waive the terms of a Policy. Any change or waiver must be in writing and signed by one of those persons.

MISSTATEMENT OF AGE OR SEX


     If the age or sex of the Insured is misstated, the Death Benefit will be adjusted to reflect the correct sex and age.


INCONTESTABILITY


     We may contest the validity of a Policy if any material misrepresentations are made in the application. However, a Policy will be incontestable after it has been in force during the lifetime of the Insured for two years from the Issue Date. A new two year contestability period will apply to increases in insurance and to reinstatements, beginning with the effective date of the increase or reinstatement.


SUICIDE


     Suicide by the Insured, while sane or insane, within two years from the Issue Date (or within two years following an increase in Specified Amount) is a risk not assumed under the Policy. Our liability for such suicide is limited to the premiums paid less any withdrawals and Debt. When the laws of the state in which a Policy is delivered require less than a two year period, the period or amount paid will be as stated in such laws.

ASSIGNMENT


     No Policy assignment is binding on us until we receive it. We assume no responsibility for the validity of the assignment. Any claim under an assignment is subject to proof of the extent of the assignee's interest. If the Policy is assigned, the rights of the Policy owner and Beneficiary are subject to the rights of the assignee of record.


NONPARTICIPATING


     The Policy does not pay dividends. It does not participate in any of KILICO's surplus or earnings.


OWNER AND BENEFICIARY


     The Policy owner may designate a new owner while the Insured is alive.



     The Policy owner designates primary and secondary Beneficiaries in the application. KILICO relies upon the latest filed change of beneficiary. If the Insured dies, and no designated Beneficiary is alive at that time, we will pay the Insured's estate. The interest of any Beneficiary may be subject to that of an assignee.



     In order to change the Policy owner or a designated Beneficiary, the owner must sign our form. The change is effective when the owner signs the form, but we are not liable for payments made or actions taken before we receive the signed form.


RECORDS AND REPORTS


     We keep the Separate Account records. We send Policy owners, at their last known address of record, an annual report showing:



        - Death Benefit                          - partial withdrawals
        - Accumulation Unit Value                - transfers
        - Cash Value                             - Policy loans and repayments
        - Surrender Value                        - Policy charges
        - additional premium payments



     Confirmations and acknowledgments of various transactions are also sent to Policy owners. We also send annual and semi-annual Fund reports.


WRITTEN NOTICES AND REQUESTS


     Send written notices or requests to our home office at 1 Kemper Drive, Long Grove, Illinois 60049. Please include the Policy number and the Insured's full name. We send notices to a Policy owner's address shown in the application unless an address change is filed with us.


OPTIONAL INSURANCE BENEFITS


     The following optional insurance benefits are available by Rider at the time of application:



          - waiver of monthly deductions due to Insured's total disability



          - term insurance on the Insured's dependent children



          - acceleration of a portion of the death benefit due to Insured's terminal illness



          - term insurance on additional insureds



     The cost of these benefits is added to the monthly deduction. These benefits and restrictions are described in the Rider. We provide samples of these provisions upon written request.


                             DOLLAR COST AVERAGING


     Under our Dollar Cost Averaging program, Cash Value in the Fixed Account, the Scudder VLIF Money Market Subaccount or the Kemper Government Securities Subaccount ("DCA Subaccount") is automatically transferred monthly to other Subaccounts and the Fixed Account. A Policy owner may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the 10th day of the month. We must receive the enrollment form at least 5 business days before the transfer date.

     Transfers commence on the first transfer date following the Trade Date. The minimum transfer amount is $500 per Subaccount or Fixed Account. In order to enroll, Cash Value in the DCA Subaccount must be at least $10,000. Dollar Cost Averaging automatically ends if Cash Value in the DCA Subaccount is less than the amount designated to be transferred. Cash Value remaining in the DCA Subaccount will be transferred.



     Dollar Cost Averaging ends if:



          - the number of designated monthly transfers has been completed



          - Cash Value attributable to the DCA Subaccount is insufficient to complete the next transfer



          - we receive the Policy owner's written termination at least 5 business days before the next transfer date



          - the Policy is surrendered.



     We will give 30 days notice if we amend the Dollar Cost Averaging program. We may terminate the program at any time.



     A Policy owner may change Dollar Cost Averaging instructions by completing our enrollment form. We must receive the enrollment form at least 5 business days (10 business days for Fixed Account transfers), before the next transfer date.



     To participate in Dollar Cost Averaging, a Policy owner may have Cash Value in the Fixed Account and no more than 8 non-DCA Subaccounts.


                           SYSTEMATIC WITHDRAWAL PLAN


     We offer a Systematic Withdrawal Plan ("SWP") allowing Policy owners to preauthorize periodic withdrawals after the first Policy Year. Policy owners instruct us to withdraw selected amounts from the Fixed Account, or up to 2 Subaccounts, on a monthly, quarterly, semi-annual or annual basis. The Policy owner's periodic payment must be at least $500. These periodic payments are partial withdrawals and are subject to surrender charges. (See "Policy Benefits and Rights--Surrender Privileges," page 14.) The $25 withdrawal charge does not apply. However, we charge $50 to establish an SWP and a $25 charge each time a change is made. These charges reimburse us for SWP administrative expenses. Periodic payments may be subject to income taxes, withholding and tax penalties. (See "Federal Tax Matters.") An SWP application and additional information may be obtained from the Policy owner's representative or us. We will give 30 days notice if we amend the SWP. The SWP may be terminated at any time by the Policy owner or us.


                            DISTRIBUTION OF POLICIES


     The Policy is sold by licensed insurance representatives who represent us and who are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Policy is distributed through the principal underwriter, Investors Brokerage Services, Inc. ("IBS"), our affiliate. IBS is engaged in the sale and distribution of other variable life policies and annuities.



     The maximum sales commission payable to registered representatives is approximately 63% of premiums up to the commission target premium and 2.5% of excess premium in the first year and 2.5% of total premium in renewal years two through ten. Beginning in the second Policy Year, a service fee on assets which have been maintained and serviced may also be paid. In addition, certain overrides and production and managerial bonuses may be paid. These additional amounts may constitute a substantial portion of total commissions and fees paid. Firms to which service fees and commissions may be paid include affiliated broker-dealers. In addition to the commissions described above, we may pay additional promotional incentives, in the form of cash or other compensation, to licensed broker-dealers that sell the Policy. These incentives may be offered to certain broker-dealers that sell or are expected to sell certain minimums during specified periods.


                              FEDERAL TAX MATTERS

INTRODUCTION


     This discussion of the federal income tax treatment of the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended ("Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



     This discussion does not address state or local tax consequences associated with owning the Policy. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.



OUR TAX STATUS



     We are taxed as a life insurance company and the operations of the Separate Account are treated as part of our total operations. The operations of the Separate Account do not materially affect our federal income tax liability because we are allowed a deduction to the extent that net investment income of the Separate Account is applied to increase Cash Value. We may incur state and local taxes attributable to the Separate Account. At present, these taxes are not significant. Accordingly, we do not charge or credit the Separate Account for federal, state or local taxes. However, our federal income taxes are increased because of the federal tax law's treatment of deferred acquisition costs. Accordingly, we charge 1% of each premium payment to compensate us for our higher corporate income tax liability.



     If there is a material change in law, charges or credits may be made to the Separate Account for taxes or reserves for taxes. These charges or credits are determined independently of the taxes we actually pay.


TAXATION OF LIFE INSURANCE POLICIES


     TAX STATUS OF THE POLICY. The Code establishes a definition of life insurance which, in part, places limitations on the amount of premiums that may be paid and the Cash Value that can accumulate relative to the Death Benefit. We believe the Policy meets this definition. We reserve the right to refund premiums, increase the Death Benefit (which may result in higher Policy charges), or take any other action we deem necessary to ensure the Policy's compliance with the tax definition of life insurance. The Death Benefit is generally excludable from the Beneficiary's gross income. Interest and other income credited are not taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified", and (2) we, rather than the Policy owner, are considered the owner of the assets of the Separate Account.



     DIVERSIFICATION REQUIREMENTS. The Code prescribes the manner in which the Separate Account must be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract, and the Policy owner is taxable on the income on the contract (as defined in the tax law). We expect that the Separate Account, through the Funds, will comply with the prescribed diversification requirements.



     OWNERSHIP TREATMENT. In certain circumstances, variable life insurance contract owners may be considered the owners of the assets of the Separate Account. Income and gains from the Separate Account would then be includible in the Policy owners' gross income. The IRS has stated that a variable contract owner will be considered the owner of the assets of a separate account if the owner possesses the ability to exercise investment control. As of the date of this Prospectus, no investor control guidance is available.



     We reserve the right to modify the Policy as necessary to attempt to prevent Policy owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.



     The following discussion assumes that the Policy will be treated as a life insurance contract for tax purposes.



     TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the Death Benefit is excludable from gross income under the Code. Certain transfers of the Policy, however, may result in a portion of the Death Benefit being taxable. If the Death Benefit is paid under a Settlement Option, generally payments will be prorated between the non-taxable Death Benefit and taxable interest.



     TAX DEFERRAL DURING ACCUMULATION PERIOD. Any increase in Cash Value is generally not taxable to the Policy owner unless amounts are received (or are deemed to be received) from the Policy before the Insured's death. If the Policy is surrendered, the excess of Cash Value over the "investment in the contract" is includible in the owner's income. The "investment in the contract" generally is premium payments minus non-taxable distributions. Distributions may be taxable to the owner if the Policy is considered a "modified endowment contract" ("MEC").

POLICIES WHICH ARE NOT MECS


     TAX TREATMENT OF WITHDRAWALS GENERALLY. If the Policy is not a MEC, the amount of any withdrawal generally will be treated first as a non-taxable recovery of premiums and then as taxable income. Thus, a withdrawal from a non-MEC Policy generally is not taxable income unless the total withdrawals exceed the investment in the contract.



     DISTRIBUTIONS REQUIRED IN THE FIRST 15 POLICY YEARS. The Code limits the amount of premium that may be paid and Cash Value that can accumulate relative to the Death Benefit. Where cash distributions are required in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits during this period), some or all of such amounts may be taxable. A reduction in benefits may result from a decrease in Specified Amount, a change from an Option B Death Benefit to an Option A Death Benefit, if withdrawals are made, and in certain other instances.



     TAX TREATMENT OF LOANS. If a Policy is not a MEC, a loan generally is treated as indebtedness of the Policy owner. As a result, the loan is not taxable income to the owner if the Policy remains in force. However, when the interest rate credited to the Loan Account is the same as the interest rate charged for the loan, some or all of the loan proceeds may be includible in income. If a Policy lapses when a loan is outstanding, the amount of the loan outstanding will be treated as a surrender in determining whether any amounts are includible in the Policy owner's income.



     Interest on an individual's Policy loans and interest on any loans of a Policy owner that is a business entity are subject to possible disallowance under complex rules. Consult a tax adviser on these issues.


POLICIES WHICH ARE MECS


     CHARACTERIZATION OF A POLICY AS A MEC. A Policy is a MEC if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is issued after June 21, 1988 and premiums are paid more rapidly than permitted under the "7-Pay Test." A Policy fails this test (and thus is a MEC) if the accumulated amount paid during the 1st 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. Under the Code, a material change of the Policy generally results in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test.



     We monitor the Policies and attempt to notify Policy owners on a timely basis if a Policy is in jeopardy of becoming a MEC. The owner may then request that we take available steps to avoid treating the Policy as a MEC.



     TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the Policy is a MEC, withdrawals are treated first as withdrawals of income and then as a recovery of premiums. Thus, withdrawals are includible in income if Cash Value exceeds the investment in the contract. A Policy loan is treated as a withdrawal for tax purposes.



     If the Policy owner assigns or pledges Cash Value under a MEC (or agrees to assign or pledge any portion), such portion is a withdrawal for tax purposes. The investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a MEC, a Policy owner should consult a qualified tax adviser.



     PENALTY TAX. Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal) from a MEC are subject to a penalty tax of 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after the owner attains age 59 1/2, (2) because the owner has become disabled (as defined in the Code), or (3) as substantially equal periodic payments over the life or life expectancy of the owner (or the joint lives or life expectancies of the owner and his or her beneficiary).



     AGGREGATION OF POLICIES. All life insurance contracts which are treated as MECs and which are purchased by the same person from us or our affiliates within the same calendar year are aggregated and treated as one contract in determining the tax on withdrawals (including deemed withdrawals). The effects of aggregation are not clear; however, it could affect the taxable amount of a withdrawal (or a deemed withdrawal) and could subject the withdrawal to the 10% penalty tax.



     OTHER CONSIDERATIONS. Changing the Policy owner, exchanging the Policy, changing from one Death Benefit option to another, and other Policy changes may have tax consequences depending on the circumstances of the change. Federal estate and state and local estate taxes or inheritance taxes and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy owner or Beneficiary.

FEDERAL INCOME TAX WITHHOLDING


     We withhold and send to the federal government a part of the taxable portion of withdrawals unless the Policy owner notifies us in writing at the time of withdrawal that he or she elects no withholding. The Policy owner is always responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. The Policy owner may also be required to pay penalties under the estimated tax rules, if the owner's withholding and estimated tax payments are insufficient to satisfy the owner's total tax liability.


                              LEGAL CONSIDERATIONS


     On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The Policy contains cost of insurance rates that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of federal, state and local laws, including Title VII of the Civil Rights Act, the Equal Pay Act, and NORRIS and subsequent cases on any employment-related insurance or fringe benefit program before purchasing the Policy.


                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS


     We hold the assets of the Separate Account. We keep these assets segregated and apart from our general funds. We maintain records of all purchases and redemptions of the shares of each portfolio of the Funds by each of the Subaccounts.


                                VOTING INTERESTS


     We vote a Fund's shares held in the Separate Account we keep these at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Separate Account. Owners of all Policies participating in each Subaccount are entitled to give us instructions with respect to that Subaccount. An owner's proportionate interest in that Subaccount is measured by units. We determine the number of shares for which a Policy owner may give voting instructions as of the record date for the meeting. Owners will receive proxy material, reports, and other materials relating to the appropriate portfolio of the Funds.



     We vote all Fund shares held in the Separate Account proportionately based on Policy owners' instructions. If changes in law permit, we may vote a Fund's shares in our own right.



     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or of one or more of its portfolios or to approve or disapprove an investment advisory contract for a portfolio of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of a portfolio of a Fund if we reasonably disapprove of such changes. A proposed change would be disapproved only if the change is contrary to state law or prohibited by state regulatory authorities, or if we determine that the change would have an adverse effect on our General Account in that the proposed investment policy for a portfolio may result in overly speculative or unsound investments. In the event we disregard voting instructions, we will include a summary of that action and the reasons for it in the next annual report to Policy owners.


                           STATE REGULATION OF KILICO


     KILICO, a stock life insurance company organized under the laws of Illinois, is subject to regulation by the Illinois Department of Insurance. We file an annual statement with the Director of Insurance on or before March 1st of each year covering our operations and reporting on our financial condition as of December 31st of the preceding year. Periodically, the Director of Insurance examines the liabilities and reserves of KILICO and the Separate Account and certifies to their adequacy. The National Association of Insurance Commissioners conducts a full examination of our operations at least once every three years.



     In addition, we are subject to the insurance laws and regulations of the other states where we operate. Generally, the insurance departments of other states apply the laws of Illinois in determining our permissible investments.

                        KILICO'S DIRECTORS AND OFFICERS


                          [TO BE UPDATED BY AMENDMENT]



     Our directors and principal officers are listed below together with their current positions and their other business experience during the past five years. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.



            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
John B. Scott (54)                     Chief Executive Officer, President and Director of Federal
Chief Executive Officer since          Kemper Life Assurance Company (FKLA) and Fidelity Life
February 1992. President since         Association (FLA) since 1988. Chief Executive Officer,
November 1993. Director since 1992.    President and Director of Zurich Life Insurance Company of
                                       America (ZLICA) and Zurich Direct, Inc. (ZD) since March
                                       1996. Chairman of the Board and Director of Investors
                                       Brokerage Services, Inc. (IBS) and Investors Brokerage
                                       Services Insurance Agency, Inc. (IBSIA) since 1993. Chairman of the Board of FKLA and FLA from April 1988 to January
                                       1996. Chairman of the Board of KILICO from February 1992 to
                                       January 1996. Executive Vice President and Director of
                                       Kemper Corporation (Kemper) from January 1994 and March
                                       1996, respectively. Executive Vice President of Kemper
                                       Financial Companies, Inc. from January 1994 to January 1996 and Director from 1992 to January 1996.

Eliane C. Frye (51)                    Executive Vice President of FKLA and FLA since 1995.
Executive Vice President since 1995.   Executive Vice President of ZLICA and ZD since March 1996.
Director since May 1998.               Director of FLA since December 1997. Director of FKLA and
                                       ZLICA since May 1998. Director of ZD from March 1996 to
                                       March 1997. Director of IBS and IBSIA since 1995. Senior
                                       Vice President of KILICO, FKLA and FLA from 1993 to 1995.
                                       Vice President of FKLA and FLA from 1988 to 1993.

Frederick L. Blackmon (46)             Senior Vice President and Chief Financial Officer of FKLA
Senior Vice President and Chief        since December 1995. Senior Vice President and Chief
Financial Officer since December       Financial Officer of FLA since January 1996. Senior Vice
1995.                                  President and Chief Financial Officer of ZLICA since March
                                       1996. Senior Vice President and Chief Financial Officer of
                                       ZD since March 1996. Director of FLA since May 1998.
                                       Director of ZD from March 1996 to March 1997. Treasurer and
                                       Chief Financial Officer of Kemper since January 1996. Chief
                                       Financial Officer of Alexander Hamilton Life Insurance
                                       Company from April 1989 to November 1995.

James C. Harkensee (40)                Senior Vice President of FKLA and FLA since January 1996.
Senior Vice President since January    Senior Vice President of ZLICA since 1995. Senior Vice
1996.                                  President of ZD since 1995. Director of ZD from April 1993 to March 1997. Vice President of ZLICA from 1992 to 1995.
                                       Chief Actuary of ZLICA from 1991 to 1994. Assistant Vice
                                       President of ZLICA from 1990 to 1992. Vice President of ZD from 1994 to 1995.

James E. Hohmann (42)                  Senior Vice President and Chief Actuary of FKLA since
Senior Vice President and Chief        December 1995. Senior Vice President and Chief Actuary of
Actuary since December 1995. Director  FLA since January 1996. Senior Vice President and Chief
since May 1998.                        Actuary of ZLICA since March 1996. Senior Vice President and
                                       Chief Actuary of ZD since March 1996. Director of FLA since
                                       June 1997. Director of FKLA and ZLICA since May 1998.
                                       Director of ZD from March 1996 to March 1997. Managing
                                       Principal (Partner) of Tillinghast-Towers Perrin from
                                       January 1991 to December 1995. Consultant/Principal
                                       (Partner) of Tillinghast-Towers Perrin from November 1986 to
                                       January 1991.

            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
Edward K. Loughridge (43)              Senior Vice President and Corporate Development Officer of
Senior Vice President and Corporate    FKLA and FLA since January 1996. Senior Vice President and
Development Officer since January      Corporate Development Officer for ZLICA and ZD since March
1996.                                  1996. Senior Vice President of Human Resources of
                                       Zurich-American Insurance Group from February 1992 to March
                                       1996.

Debra P. Rezabek (42)                  Senior Vice President of FKLA and FLA since March 1996.
Senior Vice President since 1996.      Corporate Secretary of FKLA and FLA since January 1996.
General Counsel since 1992. Corporate  Director of FLA since May 1998. Vice President of KILICO,
Secretary since January 1996.          FKLA and FLA since 1995. General Counsel and Director of
                                       Government Affairs of FKLA and FLA since 1992 and of KILICO since 1993. Senior Vice President, General Counsel and
                                       Corporate Secretary of ZLICA since March 1996. Senior Vice
                                       President, General Counsel and Corporate Secretary of ZD
                                       since March 1996. Director of ZD from March 1996 to March
                                       1997. Secretary of IBS and IBSIA since 1993. Director of IBS and IBSIA from 1993 to 1996. Assistant General Counsel of
                                       FKLA and FLA from 1988 to 1992. General Counsel and
                                       Assistant Secretary of KILICO, FKLA and FLA from 1992 to
                                       1996. Assistant Secretary of Kemper since January 1996.

Kenneth M. Sapp (53)                   Senior Vice President of FKLA, FLA and ZLICA since January
Senior Vice President since January    1998. Director of IBS since May 1998. Director of IBSIA
1998.                                  since September 1998. Vice President -- Aetna Life Brokerage of Aetna Life & Annuity Company from February 1992 to
                                       January 1998.

George Vlaisavljevich (55)             Senior Vice President of FKLA, FLA and ZLICA since October
Senior Vice President since October    1996. Senior Vice President of ZD since March 1997. Director
1996.                                  of IBS and IBSIA since October 1996. Executive Vice
                                       President of The Copeland Companies from April 1983 to
                                       September 1996.

Loren J. Alter (59)                    Director of FKLA, FLA and Scudder Kemper Investments, Inc.
Director since January 1996.           (SKI) since January 1996. Director of ZLICA since May 1979.
                                       Executive Vice President of Zurich Insurance Company since
                                       1979. President, Chief Executive Officer and Director of
                                       Kemper since January 1996.

William H. Bolinder (55)               Chairman of the Board and Director of FKLA and FLA since
Chairman of the Board and Director     January 1996. Chairman of the Board of ZLICA and ZD since
since January 1996.                    March 1995. Chairman of the Board and Director of Kemper
                                       since January 1996. Vice Chairman and Director of SKI since
                                       January 1996. Member of the Corporate Executive Board of
                                       Zurich Insurance Group since October 1994. Chairman of the
                                       Board of American Guarantee and Liability Insurance Company,
                                       Zurich American Insurance Company of Illinois, American
                                       Zurich Insurance Company and Steadfast Insurance Company
                                       since 1995. Chief Executive Officer of American Guarantee
                                       and Liability Insurance Company, Zurich American Insurance
                                       Company of Illinois, American Zurich Insurance Company and
                                       Steadfast Insurance Company from 1986 to June 1995.
                                       President of Zurich Holding Company of America since 1986.
                                       Manager of Zurich Insurance Company, U.S. Branch since 1986.
                                       Underwriter for Zurich American Lloyds since 1986.

David A. Bowers (52)                   Director of FKLA and ZLICA since May 1997. Director of FLA
Director since May 1997.               since June 1997. Executive Vice President, Corporate
                                       Secretary and General Counsel of Zurich-American Insurance
                                       Group since August 1985. Vice President, General Council and
                                       Secretary of Kemper since January 1996.

                                 LEGAL MATTERS


     All matters of Illinois law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Illinois Insurance Law, have been passed upon by Frank J. Julian, our Associate General Counsel. Jorden Burt Boros Cicchetti Berenson & Johnson, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of Policies.


                               LEGAL PROCEEDINGS


     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We are not a party in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.


                              YEAR 2000 COMPLIANCE

                          [TO BE UPDATED BY AMENDMENT]


     Many existing computer programs were originally designed without considering the impact of the year 2000 and currently use only two digits to identify the year in the date field. This issue affects nearly all companies and organizations and could cause computer applications and systems to fail or create erroneous results to occur for any transaction with a date of January 1, 2000, or later.


     Many companies must undertake major projects to address the year 2000 issue. Each company's costs and uncertainties will depend on a number of factors, including its software and hardware, and the nature of the industry. Companies must also coordinate with other entities with which they electronically interact, including suppliers, customers, creditors and other financial services institutions.


     If a company does not successfully address its year 2000 issues it could face material adverse consequences in the form of lawsuits against the company, lost business, erroneous results and substantial operating problems after January 1, 2000.


     We have taken substantial steps over the last several years to ensure that our systems will be compliant for the year 2000. These steps include the replacement of older systems with new compliant systems. In 1996, we replaced our investment accounting system. In 1997 we replaced our general ledger and accounts payable system. We have also ensured that new systems developed to support new product introductions in 1996 and 1997 are already year 2000 compliant. Data processing expenses related solely to bringing our systems in compliance with the year 2000 amounted to $88 thousand in 1997 and we anticipate that it will cost an additional $895 thousand to bring all remaining systems into compliance. We have also taken steps which require that all other entities with which we electronically interact, including suppliers and other financial services institutions, attest to us in writing that their systems are year 2000 compliant.


                                    EXPERTS

                          [TO BE UPDATED BY AMENDMENT]



     The consolidated balance sheet of KILICO as of December 31, 1997 and the related consolidated statements of operations, stockholder's equity, and cash flows for the year ended December 31, 1997 have been included herein and in the registration statement in reliance upon the report of PricewaterhouseCoopers LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The consolidated balance sheet of KILICO as of December 31, 1996 and the related consolidated statements of operations, stockholder's equity, and cash flows for the periods from January 4, 1996 to December 31, 1996 and for the year ended December 31, 1995 have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering KILICO's financial statements referred to above contains an explanatory paragraph that states as a result of the acquisition of its parent, Kemper Corporation, the consolidated financial information for the period after the acquisition is presented on a different cost basis than that for the period before the acquisition and, therefore, is not comparable.



     The statements of assets and liabilities and policy owners' equity of the Separate Account as of December 31, 1997 and the related statements of operations for the year then ended and the statements of changes in policy owners' equity for the year then ended has been included herein in reliance upon the report of PricewaterhouseCoopers LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

     The statement of changes in policy owners' equity of the Separate Account for the year ended December 31, 1996 has been included herein in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



     Actuarial matters included in this prospectus have been examined by Steven
D. Powell, FSA as stated in the opinion filed as an exhibit to the Registration Statement.


                             REGISTRATION STATEMENT

     A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies. For further information concerning the Separate Account, KILICO and the Policy, reference is made to the Registration Statement as amended with exhibits. Copies of the Registration Statement are available from the Commission upon payment of a fee.

                              FINANCIAL STATEMENTS

                          [TO BE UPDATED BY AMENDMENT]



     The financial statements of the Separate Account relate to other life insurance policies in addition to other than those offered by this Prospectus. As of the date of this Prospectus, no assets attributable to the Policies are reflected, as the Policies were not offered prior to such date. In addition, the financial statements for the Separate Account reflect Subaccounts that are not available under the Policies. Our included financial statements should be considered only as bearing upon our ability to meet our contractual obligations under the Policy. In addition to audited financial statements for the year ended December 31, 1997, we have provided unaudited financial statements for the period ended June 30, 1998. The investment experience of the Separate Account does not affect our financial statements.


                             CHANGE OF ACCOUNTANTS

                          [TO BE UPDATED BY AMENDMENT]



     On September 12, 1997, Kemper Investors Life Insurance Company ("KILICO") appointed the accounting firm of PricewaterhouseCoopers LLP as independent accountants for the year ended December 31, 1997 to replace KPMG LLP effective with such appointment. KILICO's Board of Directors approved the selection of PricewaterhouseCoopers LLP as the new independent accountants. Management had not consulted with PricewaterhouseCoopers LLP on any accounting, auditing or reporting matter, prior to that time.



     During the two most recent fiscal years ended December 31, 1996, there have been no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure or any reportable events. KPMG LLP's report on the financial statements for the past two years contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.



     There were no disagreements with PricewaterhouseCoopers LLP on accounting or financial disclosures for the year ended December 31, 1997.

                          [TO BE UPDATED BY AMENDMENT]

                       REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS OF
KEMPER INVESTORS LIFE INSURANCE COMPANY AND
POLICY OWNERS OF KILICO VARIABLE SEPARATE ACCOUNT:

     We have audited the accompanying statements of assets and liabilities and policy owners' equity of the Kemper Money Market Subaccount, Kemper Total Return Subaccount, Kemper High Yield Subaccount, Kemper Growth Subaccount, Kemper Government Securities Subaccount, Kemper International Subaccount and Kemper SmallCap Growth Subaccount (investment options within the Investors Fund Series), Founders Capital Appreciation Subaccount, Neuberger & Berman Mid-Cap Growth Subaccount, Jancap Growth Subaccount, Lord Abbett Growth & Income Subaccount, T. Rowe Price International Equity Subaccount, T. Rowe Price Asset Allocation Subaccount, PIMCO Limited Maturity Bond Subaccount, PIMCO Total Return Subaccount and INVESCO Equity Income Subaccount (investment options within the American Skandia Trust), of KILICO Variable Separate Account as of December 31, 1997 and the related statements of operations and the statements of changes in policy owners' equity for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in policy owners' equity for the year ended December 31, 1996 was audited by other auditors, whose report, dated March 26, 1997, expressed an unqualified opinion on that statement.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1997 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the December 31, 1997 financial statements referred to above present fairly, in all material respects, the financial position of the subaccounts of KILICO Variable Separate Account at December 31, 1997 and the results of their operations and changes in their policy owners' equity for the year then ended, in conformity with generally accepted accounting principles.


PricewaterhouseCoopers LLP


Chicago, Illinois
February 20, 1998

                          INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS
KEMPER INVESTORS LIFE INSURANCE COMPANY:

     We have audited the accompanying statement of changes in policy owners' equity of the Kemper Money Market Subaccount, Kemper Total Return Subaccount, Kemper High Yield Subaccount, Kemper Growth Subaccount, Kemper Government Securities Subaccount, Kemper International Subaccount, Kemper SmallCap Growth Subaccount (investment options within the Investors Fund Series), Founders Capital Appreciation Subaccount, Neuberger & Berman Mid-Cap Growth Subaccount, Jancap Growth Subaccount, Lord Abbett Growth & Income Subaccount, T. Rowe Price International Equity Subaccount, T. Rowe Price Asset Allocation Subaccount, PIMCO Limited Maturity Bond Subaccount, PIMCO Total Return Subaccount, and INVESCO Equity Income Subaccount (investment options within the American Skandia Trust), of KILICO Variable Separate Account (the Account) for the year ended December 31, 1996. This financial statement is the responsibility of the Account's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the changes in policy owners' equity of the subaccounts of KILICO Variable Separate Account for the year ended December 31, 1996 in conformity with generally accepted accounting principles.


                                       KPMG LLP


Chicago, Illinois
March 26, 1997

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES AND POLICY OWNERS' EQUITY

DECEMBER 31, 1997
(IN THOUSANDS)

                                                                        INVESTORS FUND SERIES
                                    ---------------------------------------------------------------------------------------------
                                      KEMPER                                                KEMPER                       KEMPER
                                      MONEY         KEMPER        KEMPER       KEMPER     GOVERNMENT      KEMPER        SMALLCAP
                                      MARKET     TOTAL RETURN   HIGH YIELD     GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ----------   ------------   ----------   ----------   ----------   -------------   ----------
ASSETS
  Investments in underlying
    portfolio funds, at current
    value.........................     $885         2,890         1,934        2,758        4,709            48            224
  Dividends and other
    receivables...................      101           148             1           --           --            --              1
                                       ----         -----         -----        -----        -----           ---            ---
        Total assets..............      986         3,038         1,935        2,758        4,709            48            225
LIABILITIES AND POLICY OWNERS'
  EQUITY
  Liabilities:
    Mortality and expense risk
      charges.....................        1             2             1            2            3            --             --
    Other.........................       19            --            --           15            9            --              1
                                       ----         -----         -----        -----        -----           ---            ---
        Total liabilities.........       20             2             1           17           12            --              1
                                       ----         -----         -----        -----        -----           ---            ---
  Policy owners' equity...........     $966         3,036         1,934        2,741        4,697            48            224
                                       ====         =====         =====        =====        =====           ===            ===
ANALYSIS OF POLICY OWNERS' EQUITY
  Excess of proceeds from units
    sold over payments for units
    redeemed......................      414           726           939          993        2,445            49            204
  Accumulated net investment
    income (loss).................      552         1,209           832          975        1,635            --              2
  Accumulated net realized gain on
    sales of investments..........       --           883           108          607          294            --             --
  Unrealized appreciation
    (depreciation) of
    investments...................       --           218            55          166          323            (1)            18
                                       ----         -----         -----        -----        -----           ---            ---
  Policy owners' equity...........     $966         3,036         1,934        2,741        4,697            48            224
                                       ====         =====         =====        =====        =====           ===            ===

See accompanying notes to financial statements.

                                               AMERICAN SKANDIA TRUST
    ------------------------------------------------------------------------------------------------------------
      FOUNDERS     NEUBERGER & BERMAN                LORD ABBETT   T. ROWE PRICE   T. ROWE PRICE   PIMCO LIMITED
      CAPITAL           MID-CAP           JANCAP      GROWTH &     INTERNATIONAL       ASSET         MATURITY
    APPRECIATION         GROWTH           GROWTH       INCOME         EQUITY        ALLOCATION         BOND
     SUBACCOUNT        SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
    ------------   ------------------   ----------   -----------   -------------   -------------   -------------
        135               201              527           112             96             58               8
         --                --               --            --             --             --              --
        ---               ---              ---           ---            ---             --               --
        135               201              527           112             96             58               8
         --                --               --            --             --             --              --
         --                --               --            --             --             --              --
        ---               ---              ---           ---            ---             --               --
         --                --               --            --             --             --              --
        ---               ---              ---           ---            ---             --               --
        135               201              527           112             96             58               8
        ===               ===              ===           ===            ===             ==               ==
        131               197              507           109            100             56               8
         --                (1)              --            --             (1)            --              --
         --                --               --            --             --             --              --
          4                 5               20             3             (3)             2              --
        ---               ---              ---           ---            ---             --               --
        135               201              527           112             96             58               8
        ===               ===              ===           ===            ===             ==               ==

       AMERICAN SKANDIA TRUST
     ---------------------------

     PIMCO TOTAL      INVESCO
       RETURN      EQUITY INCOME
     SUBACCOUNT     SUBACCOUNT
     -----------   -------------
         17             72
         --             --
         --             --
         17             72
         --             --
         --             --
         --             --
         --             --
         --             --
         17             72
         ==             ==
         17             70
         --             --
         --             --
         --              2
         --             --
         17             72
         ==             ==

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997
(IN THOUSANDS)

                                                                        INVESTORS FUND SERIES
                                    ---------------------------------------------------------------------------------------------
                                      KEMPER                                                KEMPER                       KEMPER
                                      MONEY         KEMPER        KEMPER       KEMPER     GOVERNMENT      KEMPER        SMALLCAP
                                      MARKET     TOTAL RETURN   HIGH YIELD     GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ----------   ------------   ----------   ----------   ----------   -------------   ----------
Dividends and capital gains
  distributions...................     $66            414          101           522          325           --              2
Mortality and expense risk
  charges.........................      32             24           14            26           42           --             --
                                       ---           ----          ---          ----         ----           --             --
  Net investment income (loss)....      34            390           87           496          283           --              2
                                       ---           ----          ---          ----         ----           --             --
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    sales of investments..........      --            426           96           (10)          19           --             --
  Change in unrealized
    appreciation (depreciation) of
    investments...................      --           (281)         (27)          (21)          17           (1)            18
                                       ---           ----          ---          ----         ----           --             --
Net realized and unrealized gain
  (loss) on investments...........      --            145           69           (31)          36           (1)            18
                                       ---           ----          ---          ----         ----           --             --
Net increase (decrease) in policy
  owners' equity resulting from
  operations......................     $34            535          156           465          319           (1)            20
                                       ===           ====          ===          ====         ====           ==             ==

See accompanying notes to financial statements.

                                                AMERICAN SKANDIA TRUST
     ------------------------------------------------------------------------------------------------------------
       FOUNDERS     NEUBERGER & BERMAN                LORD ABBETT   T. ROWE PRICE   T. ROWE PRICE   PIMCO LIMITED
       CAPITAL           MID-CAP           JANCAP      GROWTH &     INTERNATIONAL       ASSET         MATURITY
     APPRECIATION         GROWTH           GROWTH       INCOME         EQUITY        ALLOCATION         BOND
      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
     ------------   ------------------   ----------   -----------   -------------   -------------   -------------
          --                --               --           --             --              --              --
          --                 1               --           --              1              --              --
          --                --               --           --             --              --               --
          --                (1)              --           --             (1)             --              --
          --                --               --           --             --              --               --
          --                --               --           --             --              --              --
           4                 5               20            3             (3)              2              --
          --                --               --           --             --              --               --
           4                 5               20            3             (3)              2              --
          --                --               --           --             --              --               --
           4                 4               20            3             (4)              2              --
          ==                ==               ==           ==             ==              ==               ==

         AMERICAN SKANDIA TRUST
      ----------------------------

      PIMCO TOTAL   INVESCO EQUITY
        RETURN          INCOME
      SUBACCOUNT      SUBACCOUNT
      -----------   --------------
          --              --
          --              --
           --             --
          --              --
           --             --
          --              --
          --               2
           --             --
          --               2
           --             --
          --               2
           ==             ==

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN POLICY OWNERS' EQUITY

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
(IN THOUSANDS)

                                                                        INVESTORS FUND SERIES
                                            -----------------------------------------------------------------------------
                                                   KEMPER                       KEMPER                      KEMPER
                                                MONEY MARKET                 TOTAL RETURN                 HIGH YIELD
                                                 SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                            ---------------------         -------------------         -------------------
                                             1997           1996          1997          1996          1997          1996
                                             ----           ----          ----          ----          ----          ----
Operations:
  Net investment income...................  $    34            46           390           142            87           154
  Net realized gain (loss) on sales of
    investments...........................       --            --           426           128            96             9
  Change in unrealized appreciation
    (depreciation) of investments.........       --            --          (281)          117           (27)           34
                                            -------         -----         -----         -----         -----         -----
    Net increase (decrease) in policy
      owners' equity resulting from
      operations..........................       34            46           535           387           156           197
                                            -------         -----         -----         -----         -----         -----
Account unit transactions:
  Proceeds from units sold................    2,965           270            27            43            22             6
  Net transfers (to) from affiliated
    divisions and subaccounts.............   (1,059)           55          (400)          484           298          (567)
  Payments for units redeemed.............   (2,011)         (336)         (217)         (376)          (50)         (217)
                                            -------         -----         -----         -----         -----         -----
    Net increase (decrease) in policy
      owners' equity from account unit
      transactions........................     (105)          (11)         (590)          151           270          (778)
                                            -------         -----         -----         -----         -----         -----
Total increase (decrease) in policy
  owners' equity..........................      (71)           35           (55)          538           426          (581)
Policy owners' equity:
  Beginning of year.......................    1,037         1,002         3,091         2,553         1,508         2,089
                                            -------         -----         -----         -----         -----         -----
  End of year.............................  $   966         1,037         3,036         3,091         1,934         1,508
                                            =======         =====         =====         =====         =====         =====

See accompanying notes to financial statements.

                     INVESTORS FUND SERIES
---------------------------------------------------------------
                   KEMPER
   KEMPER        GOVERNMENT        KEMPER           KEMPER
   GROWTH        SECURITIES     INTERNATIONAL   SMALLCAP GROWTH
 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
-------------   -------------   -------------   ---------------
1997    1996    1997    1996    1997    1996     1997     1996
----    ----    ----    ----    ----    ----     ----     ----
  496     261     283     251    --      --         2      --
  (10)    397      19      17    --      --        --      --
  (21)   (228)     17    (203)   (1)     --        18      --
-----   -----   -----   -----    --      --       ---      --
  465     430     319      65    (1)     --        20      --
-----   -----   -----   -----    --      --       ---      --
   92     121      32      22    35      --       137       2
  (38)     65     492     (37)   19      --        93      --
 (138)   (179)   (131)   (162)   (5)     --       (28)     --
-----   -----   -----   -----    --      --       ---      --
  (84)      7     393    (177)   49      --       202       2
-----   -----   -----   -----    --      --       ---      --
  381     437     712    (112)   48      --       222       2
2,360   1,923   3,985   4,097    --      --         2      --
-----   -----   -----   -----    --      --       ---      --
2,741   2,360   4,697   3,985    48      --       224       2
=====   =====   =====   =====    ==      ==       ===      ==

\

KILICO VARIABLE SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
(IN THOUSANDS)

                                                                       AMERICAN SKANDIA TRUST
                                                       -------------------------------------------------------
                                                                       NEUBERGER &
                                                         FOUNDERS        BERMAN                    LORD ABBETT
                                                          CAPITAL        MID-CAP       JANCAP       GROWTH &
                                                       APPRECIATION      GROWTH        GROWTH        INCOME
                                                        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                       -------------   -----------   -----------   -----------
                                                       1997    1996    1997   1996   1997   1996   1997   1996
                                                       ----    ----    ----   ----   ----   ----   ----   ----
Operations:
  Net investment loss................................  $ --      --     (1)    --     --     --     --     --
  Net realized gain on sales of investments..........    --      --     --     --     --     --     --     --
  Change in unrealized appreciation (depreciation) of
    investments......................................     4      --      5     --     20     --      3     --
                                                       ----     ---    ---     --    ---     --    ---     --
    Net increase (decrease) in policy owners' equity
      resulting from operations......................     4      --      4     --     20     --      3     --
                                                       ----     ---    ---     --    ---     --    ---     --
Account unit transactions:
  Proceeds from units sold...........................    89      --    124      2    330      4     58      2

  Net transfers from affiliated divisions and
    subaccounts......................................    63      --     99     --    242     --     61     --
  Payments for units redeemed........................   (21)     --    (28)    --    (69)    --    (12)    --
                                                       ----     ---    ---     --    ---     --    ---     --
    Net increase in policy owners' equity from
      account unit transactions......................   131      --    195      2    503      4    107      2
                                                       ----     ---    ---     --    ---     --    ---     --
Total increase in policy owners' equity..............   135      --    199      2    523      4    110      2
Policy owners' equity:
  Beginning of year..................................    --      --      2     --      4     --      2     --
                                                       ----     ---    ---     --    ---     --    ---     --
  End of year........................................  $135      --    201      2    527      4    112      2
                                                       ====     ===    ===     ==    ===     ==    ===     ==

See accompanying notes to financial statements.

                               AMERICAN SKANDIA TRUST
      -------------------------------------------------------------------------
      T. ROWE PRICE   T. ROWE PRICE   PIMCO LIMITED                   INVESCO
      INTERNATIONAL       ASSET         MATURITY      PIMCO TOTAL     EQUITY
         EQUITY        ALLOCATION         BOND          RETURN        INCOME
       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
      -------------   -------------   -------------   -----------   -----------
      1997    1996    1997    1996    1997    1996    1997   1996   1997   1996
      ----    ----    ----    ----    ----    ----    ----   ----   ----   ----
        (1)     --     --       --     --       --     --     --     --     --
        --      --     --       --     --       --     --     --     --     --
        (3)     --      2       --     --       --     --     --      2     --
       ---      --     --       --     --       --     --     --     --     --
        (4)     --      2       --     --       --     --     --      2     --
       ---      --     --       --     --       --     --     --     --     --
        63      --     35       --      4       --     11     --     49     --

        50      --     27       --      5       --      8     --     28     --
       (13)     --     (6)      --     (1)      --     (2)    --     (7)    --
       ---      --     --       --     --       --     --     --     --     --
       100      --     56       --      8       --     17     --     70     --
       ---      --     --       --     --       --     --     --     --     --
        96      --     58       --      8       --     17     --     72     --
        --      --     --       --     --       --     --     --     --     --
       ---      --     --       --     --       --     --     --     --     --
        96      --     58       --      8       --     17     --     72     --
       ===      ==     ==       ==     ==       ==     ==     ==     ==     ==

KILICO VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     KILICO Variable Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Kemper Corporation. Kemper Corporation was acquired by an investor group led by Zurich Insurance Company ("Zurich") on January 4, 1996. Effective February 27, 1998, KILICO and Kemper Corporation became wholly-owned subsidiaries of Zurich.

     The Separate Account is used to fund policies ("Policy") for the Select variable universal life policies and the Power V flexible premium variable universal life policies. The Separate Account is divided into sixteen subaccounts. The Select policies have five subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Investors Fund Series (the "Fund"), an open-end diversified management investment company. The Power V policies have sixteen subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Investors Fund Series and the American Skandia Trust, also an open-end diversified management investment company.

ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

SECURITY VALUATION

     The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1997.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the trade date (date when KILICO accepts risks of providing insurance coverage to the insured). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.

ACCOUNT UNIT TRANSACTIONS

     Proceeds from a Policy are automatically allocated to the Kemper Money Market subaccount on the trade date for a 15 day period. At the end of this period, the Separate Account value (cash value) may be allocated to other subaccounts as designated by the owner of the Policy.

ACCUMULATION UNIT VALUATION

     On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.


FEDERAL INCOME TAXES



     The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus, the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

     In early 1998, the Clinton Administration's Fiscal Year 1999 Budget was released and contained certain proposals to change the taxation of non-qualified fixed and variable annuities as well as variable universal life contracts. It is currently unknown whether such proposals will be adopted, amended or omitted in the final 1999 budget approved by Congress.

(2) SUMMARY OF INVESTMENTS

     Investments, at cost, at December 31, 1997, are as follows (in thousands):

                                                              SHARES
                                                              OWNED        COST
                                                              ------       ----
  INVESTORS FUND SERIES
  Kemper Money Market Subaccount............................    885       $   885
  Kemper Total Return Subaccount............................  1,024         2,672
  Kemper High Yield Subaccount..............................  1,493         1,879
  Kemper Growth Subaccount..................................    919         2,592
  Kemper Government Securities Subaccount...................  3,900         4,386
  Kemper International Subaccount...........................     30            49
  Kemper Small Cap Growth Subaccount........................    114           206
  AMERICAN SKANDIA TRUST
  Founders Capital Appreciation Subaccount..................      8           131
  Neuberger & Berman Mid-Cap Growth Subaccount..............     12           196
  Jancap Growth Subaccount..................................     23           507
  Lord Abbett Growth & Income Subaccount....................      5           109
  T. Rowe Price International Equity Subaccount.............      8            99
  T. Rowe Price Asset Allocation Subaccount.................      4            56
  PIMCO Limited Maturity Bond Subaccount....................      1             8
  PIMCO Total Return Subaccount.............................      1            17
  INVESCO Equity Income Subaccount..........................      4            70
                                                                          -------
       TOTAL INVESTMENTS....................................              $13,862
                                                                          =======

     The underlying investments are summarized below.

INVESTORS FUND SERIES

     KEMPER MONEY MARKET SUBACCOUNT: This subaccount invests primarily in short-term obligations of major banks and corporations.

     KEMPER TOTAL RETURN SUBACCOUNT: This subaccount's investments will normally consist of fixed-income and equity securities. Fixed-income securities will include bonds and other debt securities and preferred stocks. Equity investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, the subaccount may also make private placement investments (which are normally restricted securities).

     KEMPER HIGH YIELD SUBACCOUNT: This subaccount invests in fixed-income securities, a substantial portion of which are high yielding fixed-income securities. These securities ordinarily will be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.

     KEMPER GROWTH SUBACCOUNT: This subaccount's investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, it may also make private placement investments (which are normally restricted securities).

     KEMPER GOVERNMENT SECURITIES SUBACCOUNT: This subaccount invests primarily in U.S. Government Securities. The subaccount may also invest in fixed-income securities other than U.S. Government securities and may engage in options and financial futures transactions.

     KEMPER INTERNATIONAL SUBACCOUNT: This subaccount's investments will normally consist of equity securities of non-United States issuers, however, it may also invest in convertible and debt securities of non-United States issuers and foreign currencies.

     KEMPER SMALL CAP GROWTH SUBACCOUNT: This subaccount's investments will consist primarily of common stocks and securities convertible into or exchangeable for common stocks and to a limited degree in preferred stocks and debt securities. At least 65% of the subaccount's total assets will be invested in equity securities of companies having a market capitalization of $1 billion or less at the time of initial investment.

AMERICAN SKANDIA TRUST

     FOUNDERS CAPITAL APPRECIATION SUBACCOUNT: This subaccount seeks capital appreciation through investment primarily in common stocks of U.S. companies with market capitalizations of $1.5 billion or less. These stocks normally will be traded in the over-the-counter market.

     NEUBERGER & BERMAN MID-CAP GROWTH (FORMERLY BERGER CAPITAL GROWTH)
SUBACCOUNT: This subaccount seeks long-term capital appreciation by investing primarily in the common stocks of established companies.

     JANCAP GROWTH SUBACCOUNT: This subaccount seeks growth of capital in a manner consistent with preservation of capital by emphasizing investments in common stocks.

     LORD ABBETT GROWTH & INCOME SUBACCOUNT: This subaccount seeks long-term growth of capital and income while attempting to avoid excessive fluctuations in market value by investing in common stocks of seasoned companies which are expected to show above-average growth.

     T. ROWE PRICE INTERNATIONAL EQUITY SUBACCOUNT: This subaccount seeks total return on its assets from long-term growth of capital and income principally through investment primarily in common stocks of established, non-U.S. companies.

     T. ROWE PRICE ASSET ALLOCATION SUBACCOUNT: This subaccount seeks a high level of total return by investing primarily in a diversified group of fixed income and equity securities.

     PIMCO LIMITED MATURITY BOND SUBACCOUNT: This subaccount seeks to maximize total return, consistent with preservation of capital and prudent investment management by investing primarily in fixed income securities of various types.

     PIMCO TOTAL RETURN SUBACCOUNT: This subaccount seeks to maximize total return, consistent with preservation of capital by investing primarily in fixed income securities of various types.

     INVESCO EQUITY INCOME SUBACCOUNT: This subaccount seeks high current income while following sound investment practices, with capital growth potential as an additional but secondary consideration. The subaccount invests primarily in dividend-paying, marketable common stocks of domestic and foreign industrial issuers.

(3) TRANSACTIONS WITH AFFILIATES


     KILICO provides a death benefit payment upon the death of the Policy owner under the terms of the death benefit option selected by the Policy owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the Policy owner. These cost of insurance charges vary with the issue age, sex and rate class of the Policy owner, and are allocated among the subaccounts in the proportion of each subaccount to the Separate Account value. Cost of insurance charges totaled approximately $121,300 and $396,200 for the Select and Power V variable universal life products, respectively, for the year ended December 31, 1997. Additionally, KILICO assesses a daily charge to the subaccounts for mortality and expense risk assumed by KILICO at an annual rate of .90% of assets.



     A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V policy prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the actual premium tax attributable to a Policy may be more or less. In addition, a charge for federal taxes equal to 1% of each premium payment will be deducted to compensate KILICO for a higher corporate income tax liability resulting from changes made to the Internal Revenue Code by the Omnibus Budget Reconciliation Act of 1990.


     Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan is $500 and is limited to 90% of the Policy's investment value, less applicable surrender charges. Interest is assessed against the policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

     Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

     Scudder Kemper Investments, Inc. ("SKI"), formerly Zurich Kemper Investments, Inc., an affiliated company, is the investment manager of the portfolios of the Investors Fund Series portfolios. American Skandia Investment Services, Incorporated ("ASISI"), an unaffiliated company, is the investment manager for the American Skandia Trust.

     Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

(4) NET TRANSFERS (TO) FROM AFFILIATED DIVISIONS AND SUBACCOUNTS

     Net transfers (to) from affiliated divisions or accounts include transfers of all or part of the Policy Owner's interest to or from another subaccount or to the general account of KILICO.

(5) POLICY OWNERS' EQUITY

     Policy Owners' equity at December 31, 1997, is as follows (in thousands, except unit value; differences are due to rounding):

                                                              NUMBER             POLICY
                                                                OF      UNIT     OWNERS'
                                                              UNITS     VALUE    EQUITY
                                                              ------    -----    -------
                      POWER V POLICIES

INVESTORS FUND SERIES:
Kemper Money Market Subaccount..............................    362    $ 1.054   $   382
Kemper Total Return Subaccount..............................      4      3.340        14
Kemper High Yield Subaccount................................     26      1.413        36
Kemper Growth Subaccount....................................     32      4.045       129
Kemper Government Securities Subaccount.....................      5      1.301         7
Kemper International Subaccount.............................     29      1.693        48
Kemper Small Cap Growth Subaccount..........................    101      2.225       224

AMERICAN SKANDIA TRUST:

Founders Capital Appreciation Subaccount....................      8     17.611       135
Neuberger & Berman Mid-Cap Growth Subaccount................     12     16.603       201
JanCap Growth Subaccount....................................     22     23.905       527
Lord Abbett Growth & Income Subaccount......................      5     21.040       112
T. Rowe Price International Equity Subaccount...............      8     12.098        96
T. Rowe Price Asset Allocation Subaccount...................      4     15.536        58
PIMCO Limited Maturity Bond Subaccount......................     --     11.487         8
PIMCO Total Return Subaccount...............................      1     12.071        17
Invesco Equity Income Subaccount............................      4     17.062        72
                                                                                 -------
     TOTAL POWER V POLICY OWNERS' EQUITY....................                     $ 2,066
                                                                                 =======

                      SELECT POLICIES

INVESTORS FUND SERIES:
Kemper Money Market Subaccount..............................    357    $ 1.635   $   584
Kemper Total Return Subaccount..............................  1,215      2.488     3,022
Kemper High Yield Subaccount................................    776      2.446     1,898
Kemper Growth Subaccount....................................    779      3.354     2,612
Kemper Government Securities Subaccount.....................  2,330      2.013     4,690
                                                                                 -------
     TOTAL SELECT POLICY OWNERS' EQUITY.....................                     $12,806
                                                                                 =======

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

THE BOARD OF DIRECTORS AND STOCKHOLDER'S
KEMPER INVESTORS LIFE INSURANCE COMPANY:

     We have audited the accompanying consolidated balance sheet of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1997, and the related consolidated statements of operations, stockholder's equity, and cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit. The financial statements of Kemper Investors Life Insurance Company and subsidiaries for the period from January 4, 1996 to December 31, 1996 (post-acquisition basis) and for the year ended December 31, 1995 (pre-acquisition basis), were audited by other auditors, whose unqualified report, dated March 21, 1997, included an explanatory paragraph that described the acquisition of Kemper Investors Life Insurance Company as discussed in Note 1 to the financial statements.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1997, and the results of their operations and their cash flows for the year then ended in conformity with generally accepted accounting principles.


/s/ PricewaterhouseCoopers L.L.P.


Coopers & Lybrand L.L.P.


Chicago, Illinois
March 18, 1998

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

THE BOARD OF DIRECTORS AND STOCKHOLDER
KEMPER INVESTORS LIFE INSURANCE COMPANY:

     We have audited the accompanying consolidated balance sheet of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1996 and the related consolidated statements of operations, stockholder's equity, and cash flows for the period from January 4, 1996 to December 31, 1996 (post-acquisition), and for the year ended December 31, 1995 (pre-acquisition). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the aforementioned post-acquisition consolidated financial statements present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1996 and the results of their operations and their cash flows for the post-acquisition period, in conformity with generally accepted accounting principles. Also, in our opinion, the aforementioned pre-acquisition consolidated financial statements present fairly, in all material respects, the results of their operations and their cash flows for the pre-acquisition period, in conformity with generally accepted accounting principles.


     As discussed in Note 1 to the consolidated financial statements, effective January 4, 1996, an investor group as described in Note 1, acquired all of the outstanding stock of Kemper Corporation, the parent of Kemper Investors Life Insurance Company, in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the period after the acquisition is presented on a different cost basis than that for the period before the acquisition and, therefore, is not comparable.



KPMG LLP


Chicago, Illinois
March 21, 1997

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                       (in thousands, except share data)

                                                              DECEMBER 31   DECEMBER 31
                                                                 1997          1996
                                                              -----------   -----------
ASSETS
Fixed maturities, available for sale, at fair value
  (amortized cost: December 31, 1997, $3,644,075; December
  31, 1996, $3,929,650).....................................  $ 3,668,643   $3,866,431
Short-term investments......................................      236,057       71,696
Joint venture mortgage loans................................       72,663      110,971
Third-party mortgage loans..................................      102,974      106,585
Other real estate-related investments.......................       44,409       50,157
Policy loans................................................      282,439      288,302
Equity securities...........................................       24,839        9,910
Other invested assets.......................................       20,820       13,597
                                                              -----------   ----------
          Total investments.................................    4,452,844    4,517,649
Cash........................................................       23,868        2,776
Accrued investment income...................................      117,789      115,199
Goodwill....................................................      229,393      244,688
Value of business acquired..................................      138,482      189,639
Deferred insurance acquisition costs........................       59,459       26,811
Deferred income taxes.......................................       39,993           --
Reinsurance recoverable.....................................      382,609      427,165
Receivable on sales of securities...........................       20,076       32,569
Other assets and receivables................................        3,187       34,117
Assets held in separate accounts............................    5,121,950    2,127,247
                                                              -----------   ----------
          Total assets......................................  $10,589,650   $7,717,860
                                                              ===========   ==========
LIABILITIES
Future policy benefits......................................  $ 3,856,871   $4,256,521
Ceded future policy benefits................................      382,609      427,165
Benefits and funds payable..................................      150,524       36,142
Other accounts payable and liabilities......................      212,133       59,462
Deferred income taxes.......................................           --       60,362
Liabilities related to separate accounts....................    5,121,950    2,127,247
                                                              -----------   ----------
          Total liabilities.................................    9,724,087    6,966,899
                                                              -----------   ----------
Commitments and contingent liabilities
STOCKHOLDER'S EQUITY
Capital stock--$10 par value,
  authorized 300,000 shares; outstanding 250,000 shares.....        2,500        2,500
Additional paid-in capital..................................      806,538      761,538
Unrealized gain (loss) on investments.......................       12,637      (47,498)
Retained earnings...........................................       43,888       34,421
                                                              -----------   ----------
          Total stockholder's equity........................      865,563      750,961
                                                              -----------   ----------
          Total liabilities and stockholder's equity........  $10,589,650   $7,717,860
                                                              ===========   ==========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                     YEAR ENDED DECEMBER 31
                                                              ------------------------------------
                                                                                    PREACQUISITION
                                                                                    --------------
                                                                1997       1996          1995
                                                                ----       ----          ----
REVENUE
Net investment income.......................................  $296,195   $299,688     $ 348,448
Realized investment gains (losses)..........................    10,546     13,602      (318,700)
Premium income..............................................    22,239      7,822           236
Separate account fees and charges...........................    85,413     25,309        21,909
Other income................................................    11,087      9,786        16,192
                                                              --------   --------     ---------
          Total revenue.....................................   425,480    356,207        68,085
                                                              --------   --------     ---------
BENEFITS AND EXPENSES
Interest credited to policyholders..........................   199,782    223,094       237,984
Claims incurred and other policyholder benefits.............    28,372     14,255         7,631
Taxes, licenses and fees....................................    52,608      2,173         6,912
Commissions.................................................    32,602     25,962        24,881
Operating expenses..........................................    36,837     24,678        20,837
Deferral of insurance acquisition costs.....................   (38,177)   (27,820)      (36,870)
Amortization of insurance acquisition costs.................     3,204      2,316        14,423
Amortization of value of business acquired..................    24,948     21,530       --
Amortization of goodwill....................................    15,295     10,195       --
                                                              --------   --------     ---------
          Total benefits and expenses.......................   355,471    296,383       275,798
                                                              --------   --------     ---------
Income (loss) before income tax expense (benefit)...........    70,009     59,824      (207,713)
Income tax expense (benefit)................................    31,292     25,403       (74,664)
                                                              --------   --------     ---------
          Net income (loss).................................  $ 38,717   $ 34,421     $(133,049)
                                                              ========   ========     =========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

                                                                                               PREACQUISITION
                                                                                               --------------
                                                       DECEMBER 31   DECEMBER 31   JANUARY 4    DECEMBER 31
                                                          1997          1996         1996           1995
                                                       -----------   -----------   ---------    -----------
CAPITAL STOCK, beginning and end of period...........   $  2,500      $  2,500     $  2,500      $   2,500
                                                        --------      --------     --------      ---------

ADDITIONAL PAID-IN CAPITAL, beginning of period......    761,538       743,104      491,994        491,994
Capital contributions from parent....................     45,000        18,434        --           --
Adjustment to reflect purchase accounting method.....     --            --          251,110        --
                                                        --------      --------     --------      ---------
          End of period..............................    806,538       761,538      743,104        491,994
                                                        --------      --------     --------      ---------

UNREALIZED GAIN (LOSS) ON INVESTMENTS, beginning of
  period.............................................    (47,498)       --           68,502       (236,443)
Unrealized gain (loss) on revaluation of investments,
  net................................................     60,135       (47,498)       --           304,945
Adjustment to reflect purchase accounting method.....     --            --          (68,502)       --
                                                        --------      --------     --------      ---------
          End of period..............................     12,637       (47,498)       --            68,502
                                                        --------      --------     --------      ---------

RETAINED EARNINGS, beginning of period...............     34,421        --           42,880        175,929
Net income (loss)....................................     38,717        34,421        --          (133,049)
Dividends to parent..................................    (29,250)       --            --           --
Adjustment to reflect purchase accounting method.....     --            --          (42,880)       --
                                                        --------      --------     --------      ---------
          End of period..............................     43,888        34,421        --            42,880
                                                        --------      --------     --------      ---------

          Total stockholder's equity.................   $865,563      $750,961     $745,604      $ 605,876
                                                        ========      ========     ========      =========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                    YEAR ENDED DECEMBER 31
                                                           ----------------------------------------
                                                                                     PREACQUISITION
                                                                                     --------------
                                                             1997         1996            1995
                                                             ----         ----            ----
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income (loss)......................................  $  38,717   $    34,421     $(133,049)
  Reconcilement of net income (loss) to net cash
     provided:
     Realized investment losses (gains)..................    (10,546)      (13,602)      318,700
     Interest credited and other charges.................    198,206       230,298       237,984
     Deferred insurance acquisition costs................    (34,973)      (25,504)      (22,447)
     Amortization of value of business acquired..........     24,948        21,530       --
     Amortization of goodwill............................     15,295        10,195       --
     Amortization of discount and premium on
       investments.......................................     17,866        25,743         4,586
     Deferred income taxes...............................    (99,370)         (897)       38,423
     Net change in current federal income taxes..........     97,386       108,806       (86,990)
     Benefits and premium taxes due related to separate
       account bank-owned life insurance.................    180,546       --            --
     Other, net..........................................     17,168       (22,283)      (29,905)
                                                           ---------   -----------     ---------
          Net cash provided from operating activities....    445,243       368,707       327,302
                                                           ---------   -----------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Cash from investments sold or matured:
     Fixed maturities held to maturity...................    229,208       264,383       320,143
     Fixed maturities sold prior to maturity.............    633,872       891,995       297,637
     Mortgage loans, policy loans and other invested
       assets............................................    131,866       168,727       450,573
  Cost of investments purchased or loans originated:
     Fixed maturities....................................   (606,028)   (1,369,091)     (549,867)
     Mortgage loans, policy loans and other invested
       assets............................................    (76,350)     (119,044)     (131,966)
  Short-term investments, net............................   (164,361)      300,819      (168,351)
  Net change in receivable and payable for securities
     transactions........................................     29,746       (31,667)       (1,397)
  Net reductions in other assets.........................        244           115         1,996
                                                           ---------   -----------     ---------
          Net cash provided by investing activities......    178,197       106,237       218,768
                                                           ---------   -----------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits............................................    145,687       141,159       247,778
     Withdrawals.........................................   (745,510)     (700,084)     (755,917)
  Capital contributions from parent......................     45,000        18,434       --
  Dividends to parent....................................    (29,250)      --            --
  Other..................................................    (18,275)       42,512       (35,309)
                                                           ---------   -----------     ---------
          Net cash used in financing activities..........   (602,348)     (497,979)     (543,448)
                                                           ---------   -----------     ---------
               Net increase (decrease) in cash...........     21,092       (23,035)        2,622
CASH, beginning of period................................      2,776        25,811        23,189
                                                           ---------   -----------     ---------
CASH, end of period......................................  $  23,868   $     2,776     $  25,811
                                                           =========   ===========     =========


See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). On January 4, 1996, an investor group comprised of Zurich Insurance Company ("Zurich"), Insurance Partners, L.P. ("IP") and Insurance Partners Offshore (Bermuda), L.P. (together with IP, "Insurance Partners") acquired all of the issued and outstanding common stock of Kemper. As a result of that change in control, Zurich and Insurance Partners owned 80 percent and 20 percent, respectively, of Kemper and therefore the Company. On February 27, 1998, Zurich acquired Insurance Partner's remaining 20 percent interest for cash. As a result of this transaction, Kemper and the Company became wholly-owned subsidiaries of Zurich.

     The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 1996 and 1995 consolidated financial statements in order for them to conform to the 1997 presentation.

PURCHASE ACCOUNTING METHOD

     The acquisition of the Company on January 4, 1996, was accounted for using the purchase method of accounting. The consolidated financial statements of the Company prior to January 4, 1996, were prepared on a historical cost basis in accordance with generally accepted accounting principles. The accompanying financial statements and notes thereto prepared prior to January 4, 1996 have been labeled "preacquisition". The accompanying consolidated financial statements of the Company as of January 4, 1996 (the acquisition date) and as of and for the years ended December 31, 1996 and 1997, have been prepared in conformity with the purchase method of accounting. The Company has presented January 4, 1996 (the acquisition date), as the opening purchase accounting balance sheet where appropriate for comparative purposes throughout the accompanying financial statements and notes thereto.

     Under purchase accounting, the Company's assets and liabilities have been marked to their relative fair values as of the acquisition date. The difference between the cost of acquiring the Company and the net fair values of the Company's assets and liabilities as of the acquisition date has been recorded as goodwill. The allocated cost of acquiring the Company was $745.6 million and the acquisition resulted in goodwill of $254.9 million as of January 4, 1996. The Company began to amortize goodwill during 1996 on a straight-line basis over twenty-five years. In December of 1997, the Company changed its amortization period to twenty years in order to conform to Zurich's accounting practices and policies. As a result of the change in amortization periods, the Company recorded an increase in goodwill amortization expense of $5.1 million during 1997.

     The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determines that goodwill is not recoverable, it would amortize such amounts as additional goodwill expense in the accompanying financial statements. As of December 31, 1997, the Company believes that no such adjustment is necessary.

     Purchase accounting adjustments primarily affected the recorded historical values of fixed maturities, mortgage loans, other invested assets, deferred insurance acquisition costs, future policy benefits and deferred income taxes.

     Deferred insurance acquisition costs, and the related amortization thereof, for policies sold prior to January 4, 1996, have been replaced by the value of business acquired.

     The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

     A 15 percent discount rate was used to determine such value and represents the rate of return required by Zurich and Insurance Partners to invest in the business being acquired. In selecting the rate of return used to value

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) the policies purchased, the Company considered the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows, the cost of capital available to fund the acquisition, the perceived likelihood of changes in insurance regulations and tax laws, the complexity of the Company's business, and the prices paid (i.e., discount rates used in determining other life insurance company valuations) on similar blocks of business sold in recent periods.

     The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2002 are as follows:

                                                                                                 PROJECTED
                   (IN THOUSANDS)                      BEGINNING                  ACCRETION OF    ENDING
               YEAR ENDED DECEMBER 31                   BALANCE    AMORTIZATION     INTEREST      BALANCE
----------------------------------------------------   ---------   ------------   ------------   ---------
1996 (actual).......................................   $190,222      $(31,427)      $ 9,897      $168,692
1997 (actual).......................................    168,692       (34,906)        9,958       143,744
1998................................................    143,744       (25,633)        8,933       127,044
1999................................................    127,044       (23,701)        7,873       111,216
2000................................................    111,216       (21,668)        6,876        96,424
2001................................................     96,424       (19,122)        5,973        83,275
2002................................................     83,275       (17,835)        5,134        70,574

     The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to stockholder's equity, net of income tax. As of December 31, 1997 and 1996, this adjustment increased (decreased) the value of business acquired by $(5.3) million and $20.9 million, respectively, and stockholder's equity by approximately $(3.4) million and $13.6 million, respectively.

ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

LIFE INSURANCE REVENUE AND EXPENSES

     Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs. Also reflected in fees and other income is a ceding commission experience adjustment received in 1995 as a result of certain reinsurance transactions entered into by the Company during 1992. (See note captioned "Reinsurance".)

     Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
DEFERRED INSURANCE ACQUISITION COSTS

     The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio, through a credit or charge to stockholder's equity, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

FUTURE POLICY BENEFITS

     Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 3.0 percent to 7.3 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 3.0 percent to 12.0 percent.

     Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Estimated future investment yields are a level 7 percent for reinsurance assumed and for direct business, 8 percent for three years; 7 percent for year four; and 6 percent thereafter.

INVESTED ASSETS AND RELATED INCOME

     Investments in fixed maturities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value. (See note captioned "Fair Value of Financial Instruments".)

     The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

     Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments net of any applicable reserve and write-downs include notes receivable from real estate ventures; investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures; and real estate owned carried at fair value.

     Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions and calculated in conformity with Statement of Financial Accounting Standards ("SFAS") 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN, indicate a likelihood of loss. At year-end 1995, reflecting the Company's change in strategy with respect to its real estate portfolio, and the disposition thereof, and on January 4, 1996, reflecting the acquisition of the Company, real estate-related investments were valued using an estimate of the investments observable market price, net of estimated costs to sell.

     Under purchase accounting, the market value of the Company's policy loans and other invested assets consisting primarily of venture capital investments and a leveraged lease, became the Company's new cost basis in such investments. Investments in policy loans and other invested assets after January 4, 1996 are carried at cost.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to stockholder's equity. Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefitted.

SEPARATE ACCOUNT BUSINESS

     The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.

INCOME TAX


     The operations of the Company prior to January 4, 1996 have been included in the consolidated federal income tax return of Kemper. Income taxes receivable or payable have been determined on a separate return basis, and payments have been received from or remitted to Kemper pursuant to a tax allocation arrangement between Kemper and its subsidiaries, including the Company. The Company generally had received a tax benefit for losses to the extent such losses can be utilized in Kemper's consolidated federal tax return. Subsequent to January 4, 1996, the Company and its subsidiaries file separate federal income tax returns.


     Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) CASH FLOW INFORMATION


     The Company defines cash as cash in banks and money market accounts. Federal income tax refunded by Kemper under the tax allocation arrangement for the period from January 1, 1996 to January 4, 1996 and for the years ended December 31, 1995 amounted to $108.8 million and $25.2 million, respectively. The Company paid federal income taxes of $29.0 million and $28.1 million directly to the United States Treasury Department during 1997 and 1996, respectively.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME

     The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value (estimated fair value) of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:

                                                                                  ESTIMATED UNREALIZED
                                                         CARRYING    AMORTIZED    --------------------
                                                          VALUE         COST       GAINS      LOSSES
                    (in thousands)                       --------    ---------     -----      ------
DECEMBER 31, 1997
U.S. treasury securities and obligations of U.S.
  government agencies and authorities.................  $    6,258   $    6,298   $     4    $    (44)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed...................      29,330       29,308       160        (138)
Debt securities issued by foreign governments.........      92,563       92,722       188        (347)
Corporate securities..................................   1,861,655    1,846,588    24,733      (9,666)
Mortgage and asset-backed securities..................   1,678,837    1,669,159    10,035        (357)
                                                        ----------   ----------   -------    --------
       Total fixed maturities.........................  $3,668,643   $3,644,075   $35,120    $(10,552)
                                                        ==========   ==========   =======    ========

DECEMBER 31, 1996
U.S. treasury securities and obligations of U.S.
  government agencies and authorities.................  $   92,238   $   93,202   $    --    $   (964)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed...................      30,853       31,519        --        (666)
Debt securities issued by foreign governments.........     105,394      108,456       504      (3,566)
Corporate securities..................................   1,896,615    1,935,511     5,918     (44,814)
Mortgage and asset-backed securities..................   1,741,331    1,760,962     1,990     (21,621)
                                                        ----------   ----------   -------    --------
       Total fixed maturities.........................  $3,866,431   $3,929,650   $ 8,412    $(71,631)
                                                        ==========   ==========   =======    ========

     Upon default or indication of potential default by an issuer of fixed maturity securities, the Company-owned issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

     The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

     The Company's $220.0 million real estate portfolio at December 31, 1997 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 1997 and 1996, total impaired real estate-related loans were as follows:

                                                                DECEMBER 31     DECEMBER 31
                                                                    1997            1996
                       (in millions)                            -----------     -----------
Impaired loans without reserves--gross......................       $39.3           $39.8
Impaired loans with reserves--gross.........................         2.2             7.6
                                                                   -----           -----
       Total gross impaired loans...........................        41.5            47.4
Reserves related to impaired loans..........................        (2.1)           (4.4)
                                                                   -----           -----
       Net impaired loans...................................       $39.4           $43.0
                                                                   =====           =====

     Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. At December 31, 1997 and 1996, the

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)
Company's deficit in equity investments considered in determining reserves and write-downs amounted to $0 and $5.9 million, respectively. The Company had an average balance of $45.2 million and $30.8 million in impaired loans for 1997 and 1996, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

     At December 31, 1997 and December 31, 1996, loans on nonaccrual status, before reserves and write-downs, amounted to $47.4 million and $43.5 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

     At December 31, 1997, securities carried at approximately $6.3 million were on deposit with governmental agencies as required by law.

     Proceeds from sales of investments in fixed maturities prior to maturity were $633.9 million, $892.0 million and $297.6 million during 1997, 1996 and 1995, respectively. Gross gains of $3.1 million, $9.9 million and $21.2 million and gross losses of $13.7 million, $16.2 million and $11.9 million were realized on sales and write-downs of fixed maturities in 1997, 1996 and 1995, respectively.

     The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 1997, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                 CARRYING     AMORTIZED
                                                                  VALUE       COST VALUE
                       (in thousands)                            --------     ----------
One year or less............................................    $   47,724    $   47,797
Over one year through five..................................       649,279       648,291
Over five years through ten.................................       988,849       984,495
Over ten years..............................................       303,954       294,333
Securities not due at a single maturity date, primarily
  mortgage and asset-backed securities(1)...................     1,678,837     1,669,159
                                                                ----------    ----------
       Total fixed maturities...............................    $3,668,643    $3,644,075
                                                                ==========    ==========

---------------
(1) Weighted average maturity of 3.8 years.

     The sources of net investment income were as follows:

                                                                                             PREACQUISITION
                                                                                             --------------
                                                                 1997           1996              1995
                      (in thousands)                           --------       --------       --------------
Interest and dividends on fixed maturities.................    $250,170       $250,683          $269,934
Dividends on equity securities.............................       2,123            646               681
Income from short-term investments.........................       4,128          9,130            13,159
Income from mortgage loans.................................      16,283         20,257            40,494
Income from policy loans...................................      20,549         20,700            19,658
Income from other real estate-related investments..........       6,631          4,917            15,565
Income from other loans and investments....................       2,045          2,480             1,555
                                                               --------       --------          --------
       Total investment income.............................     301,929        308,813           361,046
Investment expense.........................................      (5,734)        (9,125)          (12,598)
                                                               --------       --------          --------
       Net investment income...............................    $296,195       $299,688          $348,448
                                                               ========       ========          ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)
     Realized gains (losses) for the years ended December 31, 1997, 1996 and 1995, were as follows:

                                                                         REALIZED GAINS (LOSSES)
                                                             -----------------------------------------------
                                                                                              PREACQUISITION
                                                                                              --------------
                                                               1997            1996                1995
                     (in thousands)                          --------         -------         --------------
Real estate-related......................................    $ 19,758         $17,462           $(325,611)
Fixed maturities.........................................     (10,656)         (6,344)              9,336
Equity securities........................................         914           --                   (346)
Other....................................................         530           2,484              (2,079)
                                                             --------         -------           ---------
  Realized investment gains (losses) before income tax
     expense (benefit)...................................      10,546          13,602            (318,700)
Income tax expense (benefit)                                    3,691           4,761            (111,545)
                                                             --------         -------           ---------
  Net realized investment gains (losses).................    $  6,855         $ 8,841           $(207,155)
                                                             ========         =======           =========

     Unrealized gains (losses) are computed below as follows: fixed maturities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity securities and other--the difference between fair value and cost. The change in unrealized investment gains (losses) by class of investment for the years ended December 31, 1997, 1996 and 1995 were as follows:

                                                                  CHANGE IN UNREALIZED GAINS (LOSSES)
                                                       ---------------------------------------------------------
                                                                                                  PREACQUISITION
                                                                                                  --------------
                                                       DECEMBER 31    DECEMBER 31    JANUARY 4     DECEMBER 31
                                                           1997           1996          1996           1995
                   (in thousands)                      ------------   ------------   ----------   --------------
Fixed maturities.....................................    $ 87,787       $(63,219)        $           $351,964
Equity and other securities..........................        (103)         1,256         --               180
Adjustment to deferred insurance acquisition costs...      (2,325)         1,307         --           (14,277)
Adjustment to value of business acquired.............     (26,209)        20,947         --           --
                                                         --------       --------         --          --------
  Unrealized gain (loss) before income tax expense...      59,150        (39,709)        --           337,867
Income tax expense (benefit).........................        (985)         7,789         --            32,922
                                                         --------       --------         --          --------
       Net unrealized gain (loss) on investments.....    $ 60,135       $(47,498)        $--         $304,945
                                                         ========       ========         ==          ========

(4) UNCONSOLIDATED INVESTEES

     At December 31, 1997 and 1996 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

     As of December 31, 1997 and December 31, 1996, the Company's net equity investment in unconsolidated investees amounted to $19.3 million and $11.7 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $835 thousand and $223 thousand in 1997 and 1996, respectively, and a net loss of $453 thousand in 1995.

(5) CONCENTRATION OF CREDIT RISK

     The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

     Approximately 35.1 percent of the Company's investment-grade fixed maturities at December 31, 1997 were mortgage-backed securities, down from 36.4 percent at December 31, 1996, due to sales and paydowns during

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(5) CONCENTRATION OF CREDIT RISK (CONTINUED)

1997. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally AAA credit quality.


     Approximately 10.8 percent and 8.8 percent of the Company's investment-grade fixed maturities at December 31, 1997 and 1996, respectively, consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by home equity loans (27.7%), auto loans (22.3%), manufactured housing loans (17.2%), equipment loans (13.7%), and commercial mortgage backed securities (10.7%).

     The Company's real estate portfolio is distributed by geographic location and property type, as shown in the following two tables:

GEOGRAPHIC DISTRIBUTION AS OF DECEMBER 31, 1997

    California.......................   38.2%
    Hawaii...........................   14.2
    Colorado.........................    9.8
    Oregon...........................    9.2
    Washington.......................    9.1
    Florida..........................    6.4
    Texas............................    5.1
    Michigan.........................    3.7
    Ohio.............................    3.3
    Illinois.........................    1.0
                                       -----
              Total..................  100.0%
                                       =====

DISTRIBUTION BY PROPERTY TYPE AS OF DECEMBER 31, 1997

    Hotel............................   41.3%
    Land.............................   28.2
    Residential......................   13.1
    Retail...........................    3.3
    Office...........................    3.1
    Industrial.......................     .9
    Other............................   10.1
                                       -----
              Total..................  100.0%
                                       =====

     Undeveloped land represented approximately 28.2 percent of the Company's real estate portfolio at December 31, 1997. To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. The values of certain development projects have been written down as of December 31, 1995, reflecting changes in plans in connection with the Zurich-led acquisition of Kemper. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.

     Approximately half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners. (See note captioned "Unconsolidated Investees".)

     At December 31, 1997, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $88.2 million, or
40.1 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties and two office buildings. At December 31, 1997, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.

     At December 31, 1997, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company ("Lumbermens"), a former affiliate, constituted approximately $60.5 million, or 27.5 percent, of the Company's real estate portfolio. Kemper's interest is

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

75 percent at December 31, 1997. At December 31, 1997, MLP-related commitments accounted for approximately $7.4 million of the Company's off-balance-sheet legal commitments, which the Company expects to fund.

     At December 31, 1997, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold or written-down to zero. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 1997. The Company does not expect to fund any of these commitments.

(6) INCOME TAXES

     Income tax expense (benefit) was as follows for the years ended December 31, 1997, 1996 and 1995:

                                                                                      PREACQUISITION
                                                                                      --------------
                                                             1997         1996             1995
                     (in thousands)                        --------      -------      --------------
Current..................................................  $130,662      $26,300        $(113,087)
Deferred.................................................   (99,370)        (897)          38,423
                                                           --------      -------        ---------
          Total..........................................  $ 31,292      $25,403        $ (74,664)
                                                           ========      =======        =========


     Included in the 1995 current tax benefit is the recognition of a net operating loss carryover at December 31, 1995 which was utilized against taxable income on Kemper's consolidated short-period federal income tax return for the January 1 through January 4, 1996 tax year. Beginning January 5, 1996, the Company and its subsidiaries each filed a stand alone federal income tax return. Previously, the Company had filed a consolidated federal income tax return with Kemper. In 1996, the Company and Kemper settled all outstanding balances under the tax allocation agreement.



     The actual income tax expense (benefit) for 1997, 1996 and 1995 differed from the "expected" tax expense (benefit) for those years as displayed below. "Expected" tax expense (benefit) was computed by applying the U.S. federal corporate tax rate of 35 percent in 1997, 1996, and 1995 to income (loss) before income tax expense (benefit).


                                                                                      PREACQUISITION
                                                                                      --------------
                                                             1997         1996             1995
                      (in thousands)                        -------      -------      --------------
Computed expected tax expense (benefit)...................  $24,503      $20,938         $(72,700)
Difference between "expected" and actual tax expense
  (benefit):
  State taxes.............................................    1,801          913           (1,370)
  Amortization of goodwill................................    5,353        3,568          --
  Foreign tax credit......................................     (278)       --                (183)
  Other, net..............................................      (87)         (16)            (411)
                                                            -------      -------         --------
          Total actual tax expense (benefit)..............  $31,292      $25,403         $(74,664)
                                                            =======      =======         ========

     Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company only records deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance recorded for the portion that is not likely to be realized. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.


     The Company has established a valuation allowance to reduce the deferred federal tax asset related to real estate and other investments to the amount that, based upon available evidence, is, in management's judgment, more likely than not to be realized. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. The change in the valuation allowance is related solely to the change in the net deferred federal tax asset or liability from unrealized gains or losses on investments.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6) INCOME TAXES (CONTINUED)

     The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax asset or liability were as follows:



                                                          DECEMBER 31    DECEMBER 31     JANUARY 4
                                                             1997            1996          1996
                     (in thousands)                       -----------    ------------    ---------
Deferred federal tax assets:
  Deferred insurance acquisition costs..................   $ 75,522        $  4,520      $  --
  Unrealized losses on investments......................     --              16,624         --
  Life policy reserves..................................     43,337          46,452        46,654
  Unearned revenue......................................     37,243          --             --
  Real estate-related...................................     13,400          20,642        27,736
  Other investment-related..............................      3,298           5,409         1,773
  Other.................................................      4,371           3,639         9,750
                                                           --------        --------      --------
     Total deferred federal tax assets..................    177,171          97,286        85,913
  Valuation allowance...................................    (15,201)        (31,825)      (15,201)
                                                           --------        --------      --------
     Total deferred federal tax assets after valuation
       allowance........................................    161,970          65,461        70,712
                                                           --------        --------      --------
Deferred federal tax liabilities:
  Value of business acquired............................     48,469          66,373        66,578
  Deferred insurance acquisition costs..................     20,811           9,384         --
  Depreciation and amortization.........................     20,201          15,473        15,490
  Other investment-related..............................     18,774          28,855        37,919
  Unrealized gains on investments.......................      9,002          --             --
  Other.................................................      4,720           5,738         4,197
                                                           --------        --------      --------
     Total deferred federal tax liabilities.............    121,977         125,823       124,184
                                                           --------        --------      --------
Net deferred federal tax assets (liabilities)...........   $ 39,993        $(60,362)     $(53,472)
                                                           ========        ========      ========


     The net deferred tax assets relate primarily to unearned revenue and the tax on deferred insurance acquisition costs ("DAC Tax") associated with $2.7 billion of new 1997 sales from a non-registered individual and group variable bank-owned life insurance contract ("BOLI"). As a result of proposed tax law changes, as more fully discussed below, the level of DAC Tax experienced in 1997 is not anticipated to occur in future periods and it is expected that the Company will return to its normalized earnings patterns in 1998. Management believes that it is more likely, than not, that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

     In early 1998, the Clinton Administration's Fiscal Year 1998 Budget ("Budget") was released and contained certain proposals to change the taxation of non-qualified fixed and variable annuities and variable life insurance contracts, including BOLI. It is currently unknown whether or not such proposals will be accepted, amended or omitted in the final 1999 Budget approved by Congress. If the current Budget proposals are accepted, certain of the Company's non-qualified fixed and variable annuities and certain of its variable life insurance products, including BOLI and the non-registered individual variable universal life insurance contracts introduced during 1997, may no longer be tax advantaged products and therefore no longer attractive to those customers who purchase them because of their favorable tax attributes. Additionally, sales of such products during 1998 may also be negatively impacted until the likelihood of the current proposals being enacted into law has been determined.

     The tax returns through the year 1986 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1987 through 1993 are currently under examination by the IRS.

(7) RELATED-PARTY TRANSACTIONS

     The Company received cash capital contributions of $45.0 million and $18.4 million during 1997 and 1996, respectively. The Company paid cash dividends of $29.3 million to Kemper during 1997.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(7) RELATED-PARTY TRANSACTIONS (CONTINUED)
     The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 1997 and December 31, 1996, joint venture mortgage loans totaled $72.7 million and $111.0 million, respectively, and during 1997, 1996 and 1995, the Company earned interest income on these joint venture loans of $7.5 million, $9.5 million and $19.6 million, respectively.


     All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. The Company is allocated expenses for the utilization of FKLA employees and facilities, the investment management services of Scudder Kemper Investments, Inc. ("SKI"), formerly Zurich Kemper Investments, Inc., an affiliated company, and the information systems of Kemper Service Company ("KSvC"), an SKI subsidiary, based on the Company's share of administrative, legal, marketing, investment management, information systems and operation and support services. During 1997, 1996 and 1995, expenses allocated to the Company from SKI and KSvC amounted to $114 thousand, $1.7 million and $4.4 million, respectively. The Company also paid to SKI investment management fees of $3.5 million, $3.6 million and $3.4 million during 1997, 1996 and 1995, respectively. In addition, expenses allocated to the Company from FKLA during 1997, 1996 and 1995 amounted to $30.0 million, $10.5 million and $14.3 million, respectively.


     During 1995, the Company sold certain mortgages and real estate-related investments, net of reserves, amounting to approximately $3.5 million to an affiliated non-life realty company, in exchange for cash. No gain or loss was recognized on these sales. During 1996, the Company purchased approximately $24.5 million of real estate-related investments from an affiliated non-life realty subsidiary for cash. The Company also paid to Kemper real estate subsidiaries $2.2 million, $1.8 million and $1.8 million in 1997, 1996 and 1995, respectively, related to the management of the Company's real estate portfolio.

(8) REINSURANCE

     In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

     In 1992 and 1991, the Company entered into 100 percent indemnity reinsurance agreements ceding $515.7 million and $416.3 million, respectively, of its fixed-rate annuity liabilities to Fidelity Life Association, a Mutual Legal Reserve Company ("FLA"). FLA is a mutual insurance company that shares common management and common board members with the Company, FKLA and Kemper. As of December 31, 1997 and 1996, the reinsurance recoverable related to the fixed-rate annuity liabilities ceded to FLA amounted to $382.6 million and $427.2 million, respectively. During 1995, the Company recorded income of $4.4 million related to a ceding commission experience adjustment from the 1992 reinsurance agreement.

     In December 1996, the Company assumed on a yearly renewable term basis approximately $14.4 billion (face amount) of term life insurance from FKLA. As a result of this transaction, the Company recorded premiums and reserves of approximately $7.3 million. The difference between the cash transferred, which represents the statutory reserves of the business assumed, and the reserves recorded under generally accepted accounting principles, of approximately $18.4 million, was deemed to be a capital contribution from Kemper and was recorded as additional paid-in-capital during 1996. Premiums assumed during 1997 under the terms of the treaty amounted to $21.1 million and the face amount which remained outstanding at December 31, 1997 amounted to $12.6 billion.

     The Company's retention limit on term life insurance prior to 1997 was $300 thousand (face amount) on the life of any one individual with the excess amounts ceded to outside reinsurers. The term life insurance business assumed from FKLA during 1996 did not have any individual contracts greater than $300 thousand in face amount. Effective January 1, 1997, the Company ceded 90 percent of all new term life insurance premiums to outside reinsurers. Term life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $139 thousand and $102 thousand as of December 31, 1997 and 1996, respectively.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     During December 1997, the Company entered into a funds held reinsurance agreement with a Zurich affiliated company, EPICENTRE Reinsurance (Bermuda) Limited ("EPICENTRE"). Under the terms of this agreement, the Company ceded, on a yearly renewable term basis, ninety percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to a new product developed in 1997, a non-registered variable bank-owned life insurance contract ("BOLI"), which is held in the Company's separate accounts. During 1997, the Company issued $59.3 billion (face amount) of new BOLI business and ceded $51.1 billion (face amount) to EPICENTRE under the terms of the treaty. During 1997, the Company also ceded $24.3 million of separate account fees (cost of insurance charges) to EPICENTRE. The Company has also withheld approximately $23.4 million of such funds due to EPICENTRE under the terms of the reinsurance agreement as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 1997.

(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     FKLA sponsors a welfare plan that provides medical and life insurance benefits to its retired and active employees and the Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.

     The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.9 million and $1.7 million at December 31, 1997 and 1996, respectively.

     The discount rate used in determining the allocated postretirement benefit obligation was 7.25 percent and 7.75 percent for 1997 and 1996, respectively. The assumed health care trend rate used was based on projected experience for 1997 and 1998, 8 percent in 1999, gradually declining to 5.0 percent by the year 2002 and remaining at that level thereafter.

     A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 1997 and 1996 by $242 thousand and $191 thousand, respectively.

     The Company also provides certain severance-related policies to provide benefits, generally limited in time, to former or inactive employees after employment but before retirement.

(10) COMMITMENTS AND CONTINGENT LIABILITIES

     The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.


     Although neither the Company or its joint venture projects have been identified as a "potentially responsible party" under federal environmental guidelines, inherent in the ownership of or lending to real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.


     See the note captioned "Financial Instruments--Off-Balance-Sheet Risk" below for the discussion regarding the Company's loan commitments and standby financing agreements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(10) COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)
     The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 1997 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders. The Company is also contingently liable for any future guaranty fund assessments related to insolvencies of unaffiliated insurance companies, for which the life insurance industry has been unable to estimate the cost to cover losses to policyholders. No specific amount can be reasonably estimated for such insolvencies as of December 31, 1997.

(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK

     At December 31, 1997, the Company had future legal loan commitments and stand-by financing agreements totaling $75.3 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be secured by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. The Company presently expects to fund approximately $21.2 million of these arrangements. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. (See note captioned "Invested Assets and Related Income".) Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

     Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

     The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:

     Fixed maturities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, SKI.

     Cash and short-term investments: The carrying amounts reported in the consolidated balance sheet for these instruments approximate fair values.

     Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty of estimating the fair value of real estate due to the lack of a liquid quotable market.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(12) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
     Other loans and investments: The carrying amounts reported in the consolidated balance sheet for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.

     Life policy benefits: Fair values of the life policy benefits regarding investment contracts (primarily deferred annuities) and universal life contracts were estimated by discounting gross benefit payments, net of contractual premiums, using the average crediting rate currently being offered in the marketplace for similar contracts with maturities consistent with those remaining for the contracts being valued. The Company had projected its future average crediting rate in 1997 and 1996 to be 5.25 percent and 4.75 percent, respectively, while the assumed average market crediting rate was 6.0 percent and 5.8 percent in 1997 and 1996, respectively.

     The carrying values and estimated fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                       DECEMBER 31, 1997             DECEMBER 31, 1996
                                                    ------------------------      ------------------------
                                                     CARRYING        FAIR          CARRYING        FAIR
                                                      VALUE         VALUE           VALUE         VALUE
                 (in thousands)                      --------       -----          --------       -----
Financial instruments recorded as assets:
  Fixed maturities..............................    $3,668,643    $3,668,643      $3,866,431    $3,866,431
  Cash and short-term investments...............       259,925       259,925          74,472        74,472
  Mortgage loans and other real estate-related
     assets.....................................       220,046       220,046         267,713       267,713
  Policy loans..................................       282,439       282,439         288,302       288,302
  Equity securities.............................        24,839        24,839           9,910         9,910
  Other invested assets.........................        20,820        24,404          13,597        13,597
Financial instruments recorded as liabilities:
  Life policy benefits, excluding term life
     reserves...................................     3,846,023     4,050,852       4,249,264     4,101,588

(13) STOCKHOLDER'S EQUITY--RETAINED EARNINGS

     The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 1998 is $58.4 million. The Company paid cash dividends of $29.3 million to Kemper during 1997. The Company paid no cash dividends in 1996 or 1995.

     The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                                                1997       1996       1995
                       (in thousands)                           ----       ----       ----
Net income (loss)...........................................  $ 58,372   $ 37,287   $(64,707)
                                                              ========   ========   ========
Statutory capital and surplus...............................  $476,924   $411,837   $383,374
                                                              ========   ========   ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(14) UNAUDITED INTERIM FINANCIAL INFORMATION

The following table sets forth the Company's unaudited quarterly financial information:

(in thousands)

                    QUARTER ENDED                      MARCH 31   JUNE 30   SEPTEMBER 30   DECEMBER 31
                    -------------                      --------   -------   ------------   -----------
1997 OPERATING SUMMARY
  Net investment income..............................  $74,249    $74,050     $72,950       $ 74,946
  Realized investment gains (losses).................      889      8,161      (3,032)         4,528
  Premium income.....................................    5,008      4,121       3,938          9,172
  Separate account fees and other income.............    8,909     12,961      12,215         62,415(1)
                                                       -------    -------     -------       --------
          Total revenue..............................   89,055     99,293      86,071        151,061
                                                       -------    -------     -------       --------
  Interest credited and benefits to policyholders....   57,859     56,643      57,965         55,687
  Commissions, taxes, licenses and fees..............    8,023      9,475       8,389         59,323(1)
  Operating expenses.................................    7,175      8,780      10,014         10,868
  Net deferral of insurance acquisition costs........   (7,216)    (6,877)     (7,471)       (13,409)
  Amortization of value of business acquired.........    4,821      6,991       6,743          6,393
  Amortization of goodwill...........................    2,547      2,552       2,549          7,647(2)
                                                       -------    -------     -------       --------
          Total benefits and expenses................   73,209     77,564      78,189        126,509
                                                       -------    -------     -------       --------
  Income before income tax expense...................   15,846     21,729       7,882         24,552
  Income tax expense.................................    5,678      8,723       3,778         13,113
                                                       -------    -------     -------       --------
          Net income.................................  $10,168    $13,006     $ 4,104       $ 11,439
                                                       =======    =======     =======       ========
1996 OPERATING SUMMARY
  Net investment income..............................  $72,302    $74,647     $76,070       $ 76,669
  Realized investment gains (losses).................   (1,248)    (2,439)     13,518          3,771
  Premium income.....................................      130        109         150          7,433(3)
  Separate account fees and other income.............    8,028      9,419       8,478          9,170
                                                       -------    -------     -------       --------
          Total revenue..............................   79,212     81,736      98,216         97,043
                                                       -------    -------     -------       --------
  Interest credited and benefits to policyholders....   58,296     57,335      57,512         64,206
  Commissions, taxes, licenses and fees..............    6,868      6,486       6,819          7,962
  Operating expenses.................................    5,440      4,920       6,974          7,344
  Net deferral of insurance acquisition costs........   (5,032)    (7,302)     (5,434)        (7,736)
  Amortization of value of business acquired.........    4,234      2,787      11,582          2,927
  Amortization of goodwill...........................    2,547      2,552       2,549          2,547
                                                       -------    -------     -------       --------
          Total benefits and expenses................   72,353     66,778      80,002         77,250
                                                       -------    -------     -------       --------
  Income before income tax expense...................    6,859     14,958      18,214         19,793
  Income tax expense.................................    3,513      6,402       7,391          8,097
                                                       -------    -------     -------       --------
          Net income.................................  $ 3,346    $ 8,556     $10,823       $ 11,696
                                                       =======    =======     =======       ========

---------------

Notes:

(1) Reflects premium tax expense loads received and premium taxes incurred of $49.1 million related to new BOLI sales of $2.6 billion in the fourth quarter of 1997.

(2) Reflects the effect of the change in amortization of goodwill from 25 to 20 years.

(3) Reflects the assumption of term life insurance business from FKLA.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                          CONSOLIDATED BALANCE SHEETS


                       (in thousands, except share data)


                                  (unaudited)



                                                                JUNE 30     DECEMBER 31
                                                                 1998          1997
                                                              -----------   -----------
ASSETS
Investments:
  Fixed maturities, available for sale, at market (cost:
     June 30, 1998, $3,550,377; December 31, 1997,
     $3,644,075)............................................  $ 3,591,991   $ 3,668,643
  Short-term investments....................................       41,806       236,057
  Joint venture mortgage loans..............................       67,868        72,663
  Third-party mortgage loans................................      104,206       102,974
  Other real estate-related investments.....................       41,891        44,409
  Policy loans..............................................      277,034       282,439
  Equity securities.........................................       75,341        24,839
  Other invested assets.....................................       21,264        20,820
                                                              -----------   -----------
          Total investments.................................    4,221,401     4,452,844
Cash........................................................       20,785        23,868
Accrued investment income...................................      121,452       117,789
Goodwill....................................................      223,023       229,393
Value of business acquired..................................      124,780       138,482
Deferred insurance acquisition costs........................       78,420        59,459
Deferred income taxes.......................................       48,819        39,993
Reinsurance recoverable.....................................      361,172       382,609
Other assets and receivables................................       18,562        23,263
Assets held in separate accounts............................    5,941,104     5,121,950
                                                              -----------   -----------
          Total assets......................................  $11,159,518   $10,589,650
                                                              ===========   ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Future policy benefits......................................  $ 3,662,012   $ 3,856,871
Ceded future policy benefits................................      361,172       382,609
Benefits and funds payable..................................      245,884       150,524
Other accounts payable and liabilities......................       49,694       212,133
Liabilities related to separate accounts....................    5,941,104     5,121,950
                                                              -----------   -----------
          Total liabilities.................................   10,259,866     9,724,087
                                                              -----------   -----------
Commitments and contingent liabilities

STOCKHOLDER'S EQUITY
Capital stock--$10 par value,
  authorized 300,000 shares; outstanding 250,000 shares.....        2,500         2,500
Additional paid-in capital..................................      806,538       806,538
Accumulated other comprehensive income......................       21,609        12,637
Retained earnings...........................................       69,005        43,888
                                                              -----------   -----------
          Total stockholder's equity........................      899,652       865,563
                                                              -----------   -----------
          Total liabilities and stockholder's equity........  $11,159,518   $10,589,650
                                                              ===========   ===========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                     CONSOLIDATED STATEMENTS OF OPERATIONS


                                 (in thousands)


                                  (unaudited)



                                                                  SIX MONTHS            THREE MONTHS
                                                                    ENDED                   ENDED
                                                                   JUNE 30                 JUNE 30
                                                             --------------------    -------------------
                                                               1998        1997        1998       1997
                                                               ----        ----        ----       ----
REVENUE
Net investment income....................................    $139,018    $148,299    $ 68,467    $74,050
Realized investment gains................................      17,527       9,050      15,673      8,161
Premium income...........................................      11,144       9,129       5,941      4,121
Separate account fees and charges........................      34,380      16,827      16,388      9,510
Other income.............................................       5,960       5,043       3,534      3,451
                                                             --------    --------    --------    -------
          Total revenue..................................     208,029     188,348     110,003     99,293
                                                             --------    --------    --------    -------
BENEFITS AND EXPENSES
Interest credited to policyholders.......................      90,169     101,886      44,479     50,365
Claims and other policyholder benefits...................      25,700      12,616      13,460      6,278
Taxes, licenses and fees.................................       9,758       3,064       3,082      2,488
Commissions..............................................      18,049      14,434      10,840      6,987
Operating expenses.......................................      22,253      15,955      12,157      8,780
Deferral of insurance acquisition costs..................     (21,600)    (15,790)    (12,710)    (7,688)
Amortization of insurance acquisition costs..............       1,644       1,697         727        811
Amortization of value of business acquired...............      11,548      11,812       7,121      6,991
Amortization of goodwill.................................       6,370       5,099       3,186      2,552
                                                             --------    --------    --------    -------
          Total benefits and expenses....................     163,891     150,773      82,342     77,564
                                                             --------    --------    --------    -------
Income before income tax expense.........................      44,138      37,575      27,661     21,729
Income tax expense (benefit)
          Current........................................      32,679      16,028      19,011     10,577
          Deferred.......................................     (13,658)     (1,627)     (7,237)    (1,854)
                                                             --------    --------    --------    -------
          Total income tax expense.......................      19,021      14,401      11,774      8,723
                                                             --------    --------    --------    -------
Net income...............................................    $ 25,117    $ 23,174    $ 15,887    $13,006
                                                             ========    ========    ========    =======



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME


                                 (in thousands)


                                  (unaudited)



                                                                SIX MONTHS ENDED      THREE MONTHS ENDED
                                                                     JUNE 30               JUNE 30
                                                               -------------------    ------------------
                                                                1998        1997       1998       1997
                                                                ----        ----       ----       ----
Net income.................................................    $25,117    $ 23,174    $15,887    $13,006
Other comprehensive income (loss), before tax:
  Unrealized holding gains (losses) on investments arising
     during period:
     Unrealized holding gains (losses) on investments......     10,522      (6,178)    10,246     64,826
     Adjustment to value of business acquired..............     (5,487)    (14,602)    (5,181)     2,914
     Adjustment to deferred insurance acquisition costs....     (1,855)     (1,057)    (1,367)        41
                                                               -------    --------    -------    -------
          Total unrealized holding gains (losses) on
            investments arising during period..............      3,180     (21,837)     3,698     67,781
                                                               -------    --------    -------    -------
Less reclassification adjustments for gains (losses)
  included in net income on the preceding page:
     Adjustment for gains included in realized investment
       gains...............................................     (2,421)       (978)    (1,742)    (1,003)
     Adjustment for amortization of premium on fixed
       maturities included in net investment income........      8,851       8,997      4,175      4,232
     Adjustment for gains included in amortization of value
       of business acquired................................      3,333       2,454      2,978      2,223
     Adjustment for gains included in amortization of
       insurance acquisition costs.........................        860         412        769        381
                                                               -------    --------    -------    -------
          Total reclassification adjustments for gains
            included in net income.........................     10,623      10,885      6,180      5,833
                                                               -------    --------    -------    -------
Other comprehensive income (loss), before related income
  tax expense (benefit)....................................     13,803     (10,952)     9,878     73,614
Related income tax expense (benefit).......................      4,831      (4,477)     3,457      1,945
                                                               -------    --------    -------    -------
Other comprehensive income (loss), net of tax..............      8,972      (6,475)     6,421     71,669
                                                               -------    --------    -------    -------
Comprehensive income.......................................    $34,089    $ 16,699    $22,308    $84,675
                                                               =======    ========    =======    =======



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                 (in thousands)


                                  (unaudited)



                                                              JUNE 30    DECEMBER 31
                                                                1998        1997
                                                              -------    -----------
CAPITAL STOCK, beginning and end of period..................  $  2,500    $  2,500
                                                              --------    --------

ADDITIONAL PAID-IN CAPITAL, beginning of period.............   806,538     761,538
Capital contributions from parent...........................        --      45,000
                                                              --------    --------
          End of period.....................................   806,538     806,538
                                                              --------    --------

ACCUMULATED OTHER COMPREHENSIVE INCOME, beginning of
  period....................................................    12,637     (47,498)
Other comprehensive income, net of tax......................     8,972      60,135
                                                              --------    --------
          End of period.....................................    21,609      12,637
                                                              --------    --------

RETAINED EARNINGS, beginning of period......................    43,888      34,421
Net income..................................................    25,117      38,717
Dividend to parent..........................................        --     (29,250)
                                                              --------    --------
          End of period.....................................    69,005      43,888
                                                              --------    --------

          Total stockholder's equity........................  $899,652    $865,563
                                                              ========    ========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                 (in thousands)


                                  (unaudited)



                                                              SIX MONTHS ENDED JUNE 30
                                                              ------------------------
                                                                1998           1997
                                                                ----           ----
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income................................................  $  25,117      $  23,174
  Reconcilement of net income to net cash provided:
     Realized investment gains..............................    (17,527)        (9,050)
     Interest credited and other charges....................     88,303        101,886
     Amortization of value of business acquired.............     11,548         11,812
     Amortization of goodwill...............................      6,370          5,099
     Deferred insurance acquisition costs...................    (19,956)       (14,093)
     Amortization of discount and premium on investments....      8,851          8,997
     Deferred income taxes..................................    (13,658)        (1,627)
     Net change in current Federal income taxes.............    (97,823)         3,840
     Benefits and premium taxes due related to separate
      account bank-owned life insurance.....................     40,163             --
     Other, net.............................................    (21,795)        11,495
                                                              ---------      ---------
          Net cash flow provided by operating activities....      9,593        141,533
                                                              ---------      ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Cash from investments sold or matured:
     Fixed maturities held to maturity......................    258,237        104,154
     Fixed maturities sold prior to maturity................    505,188        209,569
     Equity securities......................................        460             --
     Mortgage loans, policy loans and other invested
      assets................................................     54,780        117,093
  Cost of investments purchased or loans originated:
     Fixed maturities.......................................   (675,192)      (229,921)
     Equity securities......................................    (48,585)            --
     Mortgage loans, policy loans and other invested
      assets................................................    (26,951)       (76,014)
  Short-term investments, net...............................    194,251         62,729
  Net change in receivable and payable for securities
     transactions...........................................       (677)        13,677
  Net change in other assets................................         --            114
                                                              ---------      ---------
          Net cash provided by investing activities.........    261,511        201,401
                                                              ---------      ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................     72,626         67,412
     Withdrawals............................................   (356,177)      (343,675)
  Dividends to parent.......................................         --        (29,250)
  Other.....................................................      9,364        (37,834)
                                                              ---------      ---------
          Net cash used in financing activities.............   (274,187)      (343,347)
                                                              ---------      ---------
Net decrease in cash........................................     (3,083)          (413)
CASH at the beginning of period.............................     23,868          2,776
                                                              ---------      ---------
CASH at the end of the period...............................  $  20,785      $   2,363
                                                              =========      =========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)



     1. Kemper Investors Life Insurance Company ("KILICO") is incorporated under the insurance laws of the State of Illinois. KILICO is licensed in the District of Columbia and all states, except New York. KILICO is a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a nonoperating holding company.



     On January 4, 1996, an investor group comprised of Zurich Insurance Company ("Zurich"), and Insurance Partners, L.P. ("Insurance Partners") acquired all of the issued and outstanding common stock of Kemper. As a result of the change in control, Zurich and Insurance Partners owned 80 percent and 20 percent, respectively, of Kemper and therefore KILICO. On February 27, 1998, Zurich acquired Insurance Partners' remaining 20 percent interest for cash. As a result of this transaction, Kemper and KILICO became wholly-owned subsidiaries of Zurich.



     The acquisition of Kemper on January 4, 1996 was accounted for using the purchase method of accounting. Under the purchase method of accounting, KILICO's assets and liabilities have been marked to their relative fair values as of the acquisition date. The difference between the cost of acquiring KILICO and the net fair values of KILICO's assets and liabilities as of the acquisition date has been recorded as goodwill. KILICO began to amortize goodwill during 1996 on a straight-line basis over twenty-five years. In December of 1997, KILICO changed its amortization period to twenty years in order to conform to Zurich's accounting practices and policies.



     Deferred insurance acquisition costs, and the related amortization thereof, for policies sold prior to January 4, 1996 have been replaced by the value of business acquired.



     The value of business acquired reflects the estimated fair value of KILICO's life insurance business in force and represents the portion of the cost to acquire KILICO that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.



     The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2003 are as follows:



                                                                                                 PROJECTED
                   (IN THOUSANDS)                      BEGINNING                  ACCRETION OF    ENDING
               YEAR ENDED DECEMBER 31                   BALANCE    AMORTIZATION     INTEREST      BALANCE
----------------------------------------------------   ---------   ------------   ------------   ---------
1998................................................   $143,744      $(31,301)       $8,877      $121,320
1999................................................    121,320       (23,621)        7,889       105,588
2000................................................    105,588       (21,587)        6,899        90,900
2001................................................     90,900       (19,100)        5,995        77,795
2002................................................     77,795       (17,820)        5,157        65,132
2003................................................     65,132       (15,897)        4,364        53,599



     The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in KILICO's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. As of June 30, 1998, the accumulated affects of this adjustment increased the value of business acquired and accumulated other comprehensive income by approximately $7.4 million and $4.8 million, respectively.



     2. In the opinion of management, all necessary adjustments consisting of normal recurring accruals have been made for a fair statement of the results of KILICO for the periods included in these financial statements. These financial statements should be read in conjunction with the financial statements and related notes in the 1997 Annual Report on Form 10-K/A No. 1.



     3. In June 1997, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 130, REPORTING COMPREHENSIVE INCOME. SFAS No. 130 establishes standards for reporting and display of comprehensive income and its components (revenues, expenses, gains and losses). This statement requires that all items required to be reported be displayed with the same prominence as other financial statements. KILICO adopted SFAS No. 130 on January 1, 1998 and accordingly restated 1997 results for comparative purposes. The impact of implementation did not affect KILICO's reported net income before

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)



reporting other comprehensive income. Other comprehensive income, however, by design, could be materially different from reported net income, as changes in unrealized appreciation and depreciation of investments for example are now included as a component of reported comprehensive income.



     4. During December 1997, KILICO entered into a funds held reinsurance agreement with a Zurich affiliated company, EPICENTRE Reinsurance (Bermuda) Limited ("EPICENTRE"). Under the terms of this agreement, KILICO ceded, on a yearly renewable term basis, ninety percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to a non-registered variable bank-owned life insurance contract ("BOLI"), which is held in KILICO's separate accounts. During the first quarter of 1998, KILICO ceded to EPICENTRE approximately $77.3 million of separate account fees (cost of insurance charges) paid to KILICO by these policyholders for the life insurance coverage provided under the terms of each separate account contract. KILICO has also withheld approximately $95.3 million of such funds due to EPICENTRE under the terms of the reinsurance agreement as a component of benefits and funds payable in the accompanying consolidated balance sheet as of June 30, 1998. KILICO remains primarily liable to its policyholders for these amounts.

                    APPENDIX A [TO BE UPDATED BY AMENDMENT]


                         ILLUSTRATIONS OF CASH VALUES,
                           CASH SURRENDER VALUES AND
                                 DEATH BENEFITS

     The tables in this Prospectus have been prepared to help show how values under a Policy change with investment experience. The tables illustrate how Cash Values, Surrender Values (reflecting the deduction of Surrender Charges, if any) and Death Benefits under a Policy issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return were a uniform, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Cash Values, Surrender Values and Death Benefits may be different.


     The amounts shown for the Cash Value, Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Subaccounts is lower than the gross return. This is because of a daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.90%. This charge is guaranteed not to exceed an effective annual rate of 0.90%. In addition, the net investment returns also reflect the deduction of the Fund investment advisory fees and other Fund expenses, (.85%, the average of the fees and expenses). The tables also reflect applicable charges and deductions including a 3.5% deduction against premiums, a monthly administrative charge of $5 and monthly charges for providing insurance protection. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. Hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to the following approximate net annual investment rate of return of -1.75%, 4.25% and 10.25%, on a current basis. On a guaranteed basis, these rates of return would be -1.75%, 4.25% and 10.25%, respectively. Cost of insurance rates vary by issue age, sex, rating class and Policy Year and, therefore, are not reflected in the approximate net annual investment rate of return above.


     Values are shown for Policies which are issued to a male standard nonsmoker and a male preferred nonsmoker. Values for Policies issued on a basis involving a higher mortality risk would result in lower Cash Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable rate structure than males.


     The tables also reflect the fact that no charges for federal, state or other income taxes are currently made against the Separate Account. If such a charge is made in the future, it will take a higher gross rate of return than illustrated to produce the net after-tax returns shown in the tables.



     Upon request, we will furnish an illustration based on the proposed Insured's age, sex and premium payment requested.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35


                        $100,000 INITIAL DEATH BENEFIT:



                       VALUES--CURRENT COST OF INSURANCE



                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   -----------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,050       724        17     100,000      775        68     100,000       825        119    100,000
   2        2,153     1,431       649     100,000    1,578       796     100,000     1,731        949    100,000
   3        3,310     2,115     1,258     100,000    2,404     1,548     100,000     2,719      1,862    100,000
   4        4,526     2,777     1,845     100,000    3,256     2,324     100,000     3,797      2,866    100,000
   5        5,802     3,417     2,410     100,000    4,134     3,127     100,000     4,977      3,970    100,000
   6        7,142     4,030     3,056     100,000    5,033     4,060     100,000     6,263      5,289    100,000
   7        8,549     4,617     3,691     100,000    5,956     5,030     100,000     7,666      6,740    100,000
   8       10,027     5,178     4,316     100,000    6,903     6,041     100,000     9,199      8,337    100,000
   9       11,578     5,714     4,930     100,000    7,876     7,092     100,000    10,877     10,093    100,000
  10       13,207     6,241     5,550     100,000    8,892     8,201     100,000    12,731     12,040    100,000
  11       14,917     6,760     6,178     100,000    9,954     9,371     100,000    14,781     14,198    100,000
  12       16,713     7,272     6,812     100,000   11,065    10,605     100,000    17,047     16,588    100,000
  13       18,599     7,776     7,455     100,000   12,226    11,904     100,000    19,553     19,232    100,000
  14       20,579     8,273     8,105     100,000   13,439    13,271     100,000    22,324     22,156    100,000
  15       22,657     8,762     8,762     100,000   14,708    14,708     100,000    25,387     25,387    100,000
  16       24,840     9,244     9,244     100,000   16,035    16,035     100,000    28,774     28,774    100,000
  17       27,132     9,719     9,719     100,000   17,422    17,422     100,000    32,518     32,518    100,000
  18       29,539    10,188    10,188     100,000   18,872    18,872     100,000    36,658     36,658    100,000
  19       32,066    10,649    10,649     100,000   20,388    20,388     100,000    41,235     41,235    100,000
  20       34,719    11,103    11,103     100,000   21,973    21,973     100,000    46,296     46,296    100,000

  25       50,113    11,042    11,042     100,000   28,907    28,907     100,000    79,580     79,580    106,637
  30       69,761     8,753     8,753     100,000   35,880    35,880     100,000   133,557    133,557    162,939
  35       94,836     2,454     2,454     100,000   42,036    42,036     100,000   219,467    219,467    254,582
  40      126,840         0         0           0   45,849    45,849     100,000   356,899    356,899    381,662
  45      167,685         0         0           0   43,601    43,601     100,000   579,146    579,146    608,104



ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35


                        $100,000 INITIAL DEATH BENEFIT:



                      VALUES--GUARANTEED COST OF INSURANCE



                          0.00% HYPOTHETICAL              6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
          PREMIUM       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   -----------------------------   ----------------------------   -----------------------------
POLICY   INTEREST     CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   -------   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,050        723        17     100,000      774        67     100,000       824        118    100,000
   2        2,153      1,427       645     100,000    1,574       792     100,000     1,727        945    100,000
   3        3,310      2,109     1,253     100,000    2,398     1,541     100,000     2,712      1,855    100,000
   4        4,526      2,769     1,838     100,000    3,247     2,316     100,000     3,788      2,856    100,000
   5        5,802      3,406     2,399     100,000    4,121     3,114     100,000     4,963      3,956    100,000
   6        7,142      4,018     3,044     100,000    5,019     4,045     100,000     6,246      5,272    100,000
   7        8,549      4,604     3,679     100,000    5,940     5,014     100,000     7,646      6,720    100,000
   8       10,027      5,164     4,302     100,000    6,885     6,023     100,000     9,176      8,314    100,000
   9       11,578      5,697     4,913     100,000    7,854     7,070     100,000    10,848     10,064    100,000
  10       13,207      6,202     5,511     100,000    8,846     8,156     100,000    12,677     11,986    100,000
  11       14,917      6,677     6,094     100,000    9,862     9,279     100,000    14,677     14,094    100,000
  12       16,713      7,121     6,661     100,000   10,899    10,440     100,000    16,866     16,406    100,000
  13       18,599      7,531     7,210     100,000   11,958    11,637     100,000    19,262     18,941    100,000
  14       20,579      7,908     7,740     100,000   13,039    12,871     100,000    21,889     21,721    100,000
  15       22,657      8,249     8,249     100,000   14,140    14,140     100,000    24,769     24,769    100,000
  16       24,840      8,551     8,551     100,000   15,261    15,261     100,000    27,930     27,930    100,000
  17       27,132      8,810     8,810     100,000   16,397    16,397     100,000    31,400     31,400    100,000
  18       29,539      9,021     9,021     100,000   17,546    17,546     100,000    35,211     35,211    100,000
  19       32,066      9,177     9,177     100,000   18,702    18,702     100,000    39,399     39,399    100,000
  20       34,719      9,273     9,273     100,000   19,861    19,861     100,000    44,006     44,006    100,000

  25       50,113      8,643     8,643     100,000   25,560    25,560     100,000    75,316     75,316    100,924
  30       69,761      5,296     5,296     100,000   30,489    30,489     100,000   126,341    126,341    154,136
  35       94,836          0         0           0   33,021    33,021     100,000   207,201    207,201    240,353
  40      126,840          0         0           0   29,753    29,753     100,000   336,114    336,114    359,641
  45      167,685          0         0           0   11,154    11,154     100,000   544,304    544,304    571,519



ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55


                        $100,000 INITIAL DEATH BENEFIT:



                       VALUES--CURRENT COST OF INSURANCE



                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        3,150     2,034       789     100,000     2,181        937    100,000       2,330       1,085     100,000
   2        6,458     3,973     2,503     100,000     4,397      2,927    100,000       4,840       3,370     100,000
   3        9,930     5,812     4,117     100,000     6,641      4,946    100,000       7,544       5,849     100,000
   4       13,577     7,554     5,634     100,000     8,919      7,000    100,000      10,468       8,548     100,000
   5       17,406     9,186     7,041     100,000    11,221      9,076    100,000      13,626      11,481     100,000
   6       21,426    10,750     8,617     100,000    13,590     11,457    100,000      17,090      14,958     100,000
   7       25,647    12,306    10,230     100,000    16,090     14,014    100,000      20,957      18,881     100,000
   8       30,080    13,853    11,879     100,000    18,727     16,754    100,000      25,271      23,297     100,000
   9       34,734    15,391    13,565     100,000    21,511     19,684    100,000      30,085      28,258     100,000
  10       39,620    16,921    15,287     100,000    24,448     22,813    100,000      35,458      33,823     100,000
  11       44,751    18,443    17,045     100,000    27,547     26,149    100,000      41,453      40,055     100,000
  12       50,139    19,956    18,840     100,000    30,817     29,701    100,000      48,144      47,028     100,000
  13       55,796    21,461    20,672     100,000    34,268     33,479    100,000      55,610      54,821     100,000
  14       61,736    22,957    22,540     100,000    37,909     37,492    100,000      63,942      63,525     100,000
  15       67,972    24,446    24,446     100,000    41,751     41,751    100,000      73,240      73,240     100,000
  16       74,521    25,926    25,926     100,000    45,806     45,806    100,000      83,616      83,616     100,000
  17       81,397    27,397    27,397     100,000    50,084     50,084    100,000      95,163      95,163     107,534
  18       88,617    28,861    28,861     100,000    54,598     54,598    100,000     107,905     107,905     119,775
  19       96,198    30,317    30,317     100,000    59,362     59,362    100,000     121,965     121,965     132,942
  20      104,158    31,764    31,764     100,000    64,389     64,389    100,000     137,482     137,482     147,106
  25      150,340    21,999    21,999     100,000    87,858     87,858    100,000     239,762     239,762     251,750
  30      209,282         0         0           0   121,313    121,313    127,378     400,686     400,686     420,720
  35      284,509         0         0           0   159,922    159,922    167,918     648,764     648,684     681,202
  40      380,519         0         0           0   207,267    207,367    209,441   1,046,572   1,046,572   1,057,038
  45      503,055         0         0           0   271,436    271,436    271,436   1,723,950   1,723,950   1,723,950



ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55


                        $100,000 INITIAL DEATH BENEFIT:



                      VALUES--GUARANTEED COST OF INSURANCE



                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        3,150     2,032       787     100,000    2,179       935     100,000       2,328       1,083     100,000
   2        6,458     3,967     2,497     100,000    4,390     2,920     100,000       4,833       3,363     100,000
   3        9,930     5,804     4,110     100,000    6,633     4,938     100,000       7,534       5,840     100,000
   4       13,577     7,542     5,623     100,000    8,907     6,987     100,000      10,454       8,534     100,000
   5       17,406     9,174     7,029     100,000   11,207     9,062     100,000      13,610      11,465     100,000
   6       21,426    10,693     8,560     100,000   13,529    11,396     100,000      17,026      14,894     100,000
   7       25,647    12,091    10,015     100,000   15,869    13,793     100,000      20,732      18,656     100,000
   8       30,080    13,358    11,385     100,000   18,219    16,245     100,000      24,755      22,781     100,000
   9       34,734    14,481    12,654     100,000   20,569    18,742     100,000      29,131      27,305     100,000
  10       39,620    15,443    13,808     100,000   22,911    21,276     100,000      33,904      32,269     100,000
  11       44,751    16,234    14,836     100,000   25,238    23,840     100,000      39,127      37,729     100,000
  12       50,139    16,842    15,726     100,000   27,546    26,430     100,000      44,872      43,756     100,000
  13       55,796    17,253    16,464     100,000   29,833    29,044     100,000      51,224      50,435     100,000
  14       61,736    17,454    17,037     100,000   32,095    31,678     100,000      58,286      57,869     100,000
  15       67,972    17,424    17,424     100,000   34,328    34,328     100,000      66,185      66,185     100,000
  16       74,521    17,129    17,129     100,000   36,517    36,517     100,000      75,073      75,073     100,000
  17       81,397    16,478    16,478     100,000   38,610    38,610     100,000      85,132      85,132     100,000
  18       88,617    15,512    15,512     100,000   40,655    40,655     100,000      96,526      96,526     107,144
  19       96,198    14,111    14,111     100,000   42,592    42,592     100,000     109,096     109,096     118,914
  20      104,158    12,196    12,196     100,000   44,395    44,395     100,000     122,967     122,967     131,575

  25      150,340         0         0           0   50,863    50,863     100,000     215,888     215,888     226,683
  30      209,282         0         0           0   49,169    49,169     100,000     361,151     361,151     379,208
  35      284,509         0         0           0   17,378    17,378     100,000     582,756     582,756     611,894
  40      380,519         0         0           0        0         0           0     937,119     937,119     946,490
  45      503,055         0         0           0        0         0           0   1,545,663   1,545,663   1,545,663



ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


         MALE STANDARD NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35


                        $150,000 INITIAL DEATH BENEFIT:



                       VALUES--CURRENT COST OF INSURANCE



                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   -----------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,575     1,116        63     150,000    1,193       140     150,000     1,270        217    150,000
   2        3,229     2,205     1,040     150,000    2,429     1,264     150,000     2,663      1,497    150,000
   3        4,965     3,260     1,982     150,000    3,703     2,425     150,000     4,183      2,905    150,000
   4        6,788     4,281     2,891     150,000    5,015     3,624     150,000     5,844      4,453    150,000
   5        8,703     5,269     3,766     150,000    6,368     4,865     150,000     7,661      6,157    150,000
   6       10,713     6,217     4,763     150,000    7,756     6,302     150,000     9,641      8,187    150,000
   7       12,824     7,124     5,741     150,000    9,180     7,797     150,000    11,803     10,421    150,000
   8       15,040     7,993     6,704     150,000   10,642     9,354     150,000    14,167     12,879    150,000
   9       17,367     8,823     7,651     150,000   12,145    10,973     150,000    16,755     15,583    150,000
  10       19,810     9,640     8,607     150,000   13,715    12,682     150,000    19,614     18,581    150,000
  11       22,376    10,444     9,573     150,000   15,357    14,485     150,000    22,775     21,904    150,000
  12       25,069    11,237    10,550     150,000   17,072    16,385     150,000    26,270     25,583    150,000
  13       27,898    12,018    11,537     150,000   18,866    18,386     150,000    30,135     29,654    150,000
  14       30,868    12,788    12,536     150,000   20,742    20,490     150,000    34,407     34,156    150,000
  15       33,986    13,546    13,546     150,000   22,702    22,702     150,000    39,131     39,131    150,000
  16       37,261    14,293    14,293     150,000   24,752    24,752     150,000    44,354     44,354    150,000
  17       40,699    15,029    15,029     150,000   26,895    26,895     150,000    50,128     50,128    150,000
  18       44,309    15,754    15,754     150,000   29,135    29,135     150,000    56,513     56,513    150,000
  19       48,099    16,469    16,469     150,000   31,478    31,478     150,000    63,571     63,571    150,000
  20       52,079    17,173    17,173     150,000   33,926    33,926     150,000    71,376     71,376    150,000

  25       75,170    17,204    17,204     150,000   44,772    44,772     150,000   122,808    122,808    164,563
  30      104,641    13,904    13,904     150,000   55,849    55,849     150,000   206,035    206,035    251,363
  35      142,254     4,625     4,625     150,000   66,020    66,020     150,000   338,501    338,501    392,661
  40      190,260         0         0           0   73,340    73,340     150,000   550,408    550,408    588,937
  45      251,528         0         0           0   73,203    73,203     150,000   893,092    893,092    937,747



ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


         MALE STANDARD NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35


                        $150,000 INITIAL DEATH BENEFIT:



                      VALUES--GUARANTEED COST OF INSURANCE



                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   -----------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,575     1,114        61     150,000    1,191       138     150,000     1,268        215    150,000
   2        3,229     2,200     1,034     150,000    2,423     1,258     150,000     2,657      1,491    150,000
   3        4,965     3,252     1,973     150,000    3,693     2,415     150,000     4,173      2,895    150,000
   4        6,788     4,270     2,879     150,000    5,002     3,612     150,000     5,830      4,439    150,000
   5        8,703     5,252     3,749     150,000    6,349     4,846     150,000     7,639      6,136    150,000
   6       10,713     6,199     4,744     150,000    7,734     6,280     150,000     9,616      8,162    150,000
   7       12,824     7,105     5,722     150,000    9,156     7,773     150,000    11,774     10,391    150,000
   8       15,040     7,972     6,684     150,000   10,616     9,327     150,000    14,133     12,844    150,000
   9       17,367     8,797     7,626     150,000   12,112    10,940     150,000    16,711     15,539    150,000
  10       19,810     9,581     8,549     150,000   13,647    12,615     150,000    19,533     18,500    150,000
  11       22,376    10,320     9,448     150,000   15,218    14,347     150,000    22,620     21,749    150,000
  12       25,069    11,010    10,323     150,000   16,825    16,138     150,000    25,999     25,312    150,000
  13       27,898    11,652    11,171     150,000   18,466    17,986     150,000    29,700     29,220    150,000
  14       30,868    12,242    11,991     150,000   20,143    19,892     150,000    33,759     33,507    150,000
  15       33,986    12,778    12,778     150,000   21,853    21,853     150,000    38,210     38,210    150,000
  16       37,261    13,256    13,256     150,000   23,596    23,596     150,000    43,097     43,097    150,000
  17       40,699    13,669    13,669     150,000   25,365    25,365     150,000    48,464     48,464    150,000
  18       44,309    14,009    14,009     150,000   27,156    27,156     150,000    54,360     54,360    150,000
  19       48,099    14,269    14,269     150,000   28,962    28,962     150,000    60,844     60,844    150,000
  20       52,079    14,437    14,437     150,000   30,778    30,778     150,000    67,978     67,978    150,000

  25       75,170    13,618    13,618     150,000   39,784    39,784     150,000   116,527    116,527    156,146
  30      104,641     8,741     8,741     150,000   47,831    47,831     150,000   195,380    195,380    238,364
  35      142,254         0         0           0   52,653    52,653     150,000   320,337    320,337    371,590
  40      190,260         0         0           0   49,589    49,589     150,000   519,551    519,551    555,920
  45      251,528         0         0           0   25,674    25,674     150,000   841,278    841,278    883,342



ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


         MALE STANDARD NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55


                        $150,000 INITIAL DEATH BENEFIT:



                       VALUES--CURRENT COST OF INSURANCE



                           0.00% HYPOTHETICAL              6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ------------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST      CASH     SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%      VALUE       VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   --------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        4,725       3,080     1,220     150,000     3,303      1,442    150,000       3,526       1,666     150,000
   2        9,686       6,019     3,821     150,000     6,659      4,461    150,000       7,327       5,129     150,000
   3       14,896       8,807     6,271     150,000    10,059      7,524    150,000      11,422       8,886     150,000
   4       20,365      11,448     8,575     150,000    13,512     10,639    150,000      15,852      12,979     150,000
   5       26,109      13,926    10,716     150,000    17,003     13,793    150,000      20,639      17,428     150,000
   6       32,139      16,302    13,108     150,000    20,597     17,404    150,000      25,890      22,697     150,000
   7       38,471      18,664    15,556     150,000    24,389     21,281    150,000      31,751      28,642     150,000
   8       45,120      21,013    18,057     150,000    28,390     25,434    150,000      38,290      35,334     150,000
   9       52,101      23,350    20,613     150,000    32,613     29,877    150,000      45,588      42,852     150,000
  10       59,431      25,673    23,224     150,000    37,068     34,619    150,000      53,732      51,284     150,000
  11       67,127      27,984    25,890     150,000    41,770     39,676    150,000      62,821      60,727     150,000
  12       75,208      30,282    28,610     150,000    46,731     45,059    150,000      72,963      71,291     150,000
  13       83,694      32,567    31,385     150,000    51,966     50,784    150,000      84,281      83,099     150,000
  14       92,604      34,839    34,214     150,000    57,489     56,865    150,000      96,911      96,286     150,000
  15      101,959      37,099    37,099     150,000    63,318     63,318    150,000     111,005     111,005     150,000
  16      111,782      39,347    39,347     150,000    69,469     69,469    150,000     126,733     126,733     150,000
  17      122,096      41,582    41,582     150,000    75,959     75,959    150,000     144,222     144,222     162,971
  18      132,926      43,804    43,804     150,000    82,808     82,808    150,000     163,516     163,516     181,503
  19      144,297      46,015    46,015     150,000    90,034     90,034    150,000     184,805     184,805     201,438
  20      156,237      48,213    48,213     150,000    97,660     97,660    150,000     208,302     208,302     222,883

  25      225,511      33,869    33,869     150,000   133,777    133,777    150,000     363,174     363,174     381,333
  30      313,924           0         0           0   184,737    184,737    193,974     606,842     606,842     637,184
  35      426,763           0         0           0   243,337    243,337    255,504     982,477     982,477   1,031,601
  40      570,779           0         0           0   315,352    315,352    318,506   1,584,830   1,584,830   1,600,678
  45      754,583           0         0           0   412,616    412,616    412,616   2,610,507   2,610,507   2,610,507



ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


         MALE STANDARD NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55


                        $150,000 INITIAL DEATH BENEFIT:



                      VALUES--GUARANTEED COST OF INSURANCE



                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        4,725     3,077     1,217     150,000    3,300     1,439     150,000       3,523       1,663     150,000
   2        9,686     6,009     3,811     150,000    6,648     4,450     150,000       7,316       5,118     150,000
   3       14,896     8,795     6,260     150,000   10,047     7,511     150,000      11,408       8,873     150,000
   4       20,365    11,432     8,559     150,000   13,494    10,621     150,000      15,831      12,958     150,000
   5       26,109    13,908    10,696     150,000   16,982    13,772     150,000      20,614      17,404     150,000
   6       32,139    16,215    13,022     150,000   20,506    17,313     150,000      25,794      22,601     150,000
   7       38,471    18,342    15,234     150,000   24,059    20,950     150,000      31,414      28,305     150,000
   8       45,120    20,272    17,316     150,000   27,829    24,673     150,000      37,519      34,563     150,000
   9       52,101    21,986    19,249     150,000   31,204    28,468     150,000      44,162      41,426     150,000
  10       59,431    23,460    21,011     150,000   34,769    32,320     150,000      51,410      48,961     150,000
  11       67,127    24,677    22,583     150,000   38,316    36,222     150,000      59,347      57,253     150,000
  12       75,208    25,620    23,949     150,000   41,841    40,169     150,000      68,081      66,409     150,000
  13       83,694    26,271    25,088     150,000   45,339    44,157     150,000      77,742      76,560     150,000
  14       92,604    26,606    25,981     150,000   48,806    48,181     150,000      88,489      87,864     150,000
  15      101,959    26,597    26,597     150,000   52,236    52,236     150,000     100,516     100,516     150,000
  16      111,782    26,193    26,193     150,000   55,610    55,610     150,000     114,055     114,055     150,000
  17      122,096    25,258    25,258     150,000   58,851    58,851     150,000     129,386     129,386     150,000
  18      132,926    23,852    23,852     150,000   62,032    62,032     150,000     148,693     146,693     162,830
  19      144,297    21,798    21,798     150,000   65,065    65,065     150,000     165,766     165,766     180,684
  20      156,237    18,979    18,979     150,000   67,918    68,918     150,000     186,813     186,813     199,890

  25      225,511         0         0           0   78,835    78,835     150,000     327,808     327,808     344,198
  30      313,924         0         0           0   79,494    79,494     150,000     548,221     548,221     575,632
  35      426,763         0         0           0   43,360    43,360     150,000     884,469     884,469     928,692
  40      570,779         0         0           0        0         0           0   1,422,153   1,422,153   1,436,375
  45      754,583         0         0           0        0         0           0   2,345,524   2,345,524   2,345,524



ASSUMPTIONS:



     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.



     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.



     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.



     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.



     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX B



                         TABLE OF DEATH BENEFIT FACTORS



ATTAINED                         ATTAINED                         ATTAINED                         ATTAINED
  AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT
--------         -------         --------         -------         --------         -------         --------         -------
  0-40             250              50              185              60              130               70            115
    41             243              51              178              61              128               71            113
    42             236              52              171              62              126               72            111
    43             229              53              164              63              124               73            109
    44             222              54              157              64              122               74            107
    45             215              55              150              65              120            75-90            105
    46             209              56              146              66              119               91            104
    47             203              57              142              67              118               92            103
    48             197              58              138              68              117               93            102
    49             191              59              134              69              116               94            101
                                                                                                    95-99            100



* attained age as of the beginning of the Policy Year

                      (This page intentionally left blank)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     UNDERTAKING PURSUANT TO RULE 484(B)(1)
                        UNDER THE SECURITIES ACT OF 1933

     Pursuant to the Distribution Agreement filed as Exhibit 1-A(3)(a) to this Registration Statement, Kemper Investors Life Insurance Company (KILICO) and the Separate Account will agree to indemnify Investors Brokerage Services, Inc.
(IBS) against any claims, liabilities and expenses which IBS may incur under the Securities Act of 1933, common law or otherwise, arising out of or based upon any alleged untrue statements of material fact contained in any registration statement or prospectus of the Separate Account, or any omission to state a material fact therein, the omission of which makes any statement contained therein misleading. IBS will agree to indemnify KILICO and the Separate Account against any and all claims, demands, liabilities and expenses which KILICO or the Separate Account may incur, arising out of or based upon any act or deed of IBS or of any registered representative of an NASD member investment dealer which has an agreement with IBS and is acting in accordance with KILICO's instructions.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of KILICO or the Separate Account (by virtue of the fact that they may also be agents, employees or controlling persons of IBS) pursuant to the foregoing provisions, or otherwise KILICO and the Separate Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO or the Separate Account of expenses incurred or paid by a director, officer or controlling person of KILICO or the Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, KILICO and the Separate Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

             REPRESENTATION REGARDING FEES AND CHARGES PURSUANT TO
                SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

     Kemper Investors Life Insurance Company (KILICO) represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following Papers and Documents:

              The Facing sheet.

          (1) Reconciliation and tie between items in N-8B-2 and Prospectus.


            Power V prospectus consisting of 75 pages and Farmers VUL I prospectus consisting of 80 pages.


            The undertaking to file reports.

            Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933.

            Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940.

            The signatures.

            Written consents of the following persons:

            (2) A. Frank J. Julian, Esq. (Included in Opinion filed as Exhibit
                   3(a)).


                B. PricewaterhouseCoopers LLP, independent accountants (Filed as
                   Exhibit 6(a)).



                C. KPMG LLP, Independent Auditors (Filed as Exhibit 6(b)).


            (6) D. Christopher J. Nickele, FSA (Included in Opinion filed as
                   Exhibit 3(b)(i)).


            (7) E. Steven D. Powell, FSA (Included in Opinion filed as Exhibit
                   3(b)(ii)).


            The following exhibits:

           (1) 1-A(1)                   KILICO Resolution establishing the Separate Account
           (1) 1-A(3)(a)                Distribution Agreement between KILICO and Investors Brokerage
                                        Services, Inc. (IBS)
           (3) 1-A(3)(b)                Specimen Selling Group Agreement of IBS
           (2) 1-A(3)(c)                Schedules of commissions
           (3) 1-A(3)(d)                General Agent Agreement
           (2) 1-A(5)                   Form of Policy
           (1) 1-A(6)(a)                KILICO Articles of Incorporation
           (3) 1-A(6)(b)                By-Laws of KILICO
           (4) 1-A(8)(a)                Participation Agreement among KILICO, American Skandia Trust and
                                        American Skandia Investment Services, Incorporated
           (4) 1-A(8)(b)                Service Agreement between KILICO and American Skandia Investment
                                        Services, Incorporated
           (6) 1-A(8)(c)                Form of Participation Agreement between Kemper Investors Life
                                        Insurance Company and Scudder Variable Life Investment Fund
           (6) 1-A(8)(d)                Form of Participating Contract and Policy Agreement between Kemper
                                        Investors Life Insurance Company and Scudder Kemper Investments, Inc.
           (6) 1-A(8)(e)                Form of Indemnification Agreement between Kemper Investors Life
                                        Insurance Company and Scudder Kemper Investment, Inc.
           (5) 1-A(8)(f)                Fund Participation Agreement among Kemper Investors Life Insurance
                                        Company, Fidelity Variable Insurance Products Fund and Fidelity
                                        Distributors Corporation
           (5) 1-A(8)(g)                Fund Participation Agreement among Kemper Investors Life Insurance
                                        Company, Fidelity Variable Insurance Products Fund II and Fidelity
                                        Distributors Corporation
           (6) 1-A(8)(h)                Form of Fund Participation Agreement among Kemper Investors Life
                                        Insurance Company, Fidelity Variable Insurance Products Fund III and
                                        Fidelity Distributors Corporation
           (6) 1-A(8)(i)                Form of Amendment to Fund Participation Agreement among Kemper
                                        Investors Life Insurance Company, Fidelity Variable Insurance Products
                                        Fund and Fidelity Distributors Corporation

 (6) 1-A(8)(j)                        Form of Amendment to Fund Participation Agreement among Kemper Investors
                                      Life Insurance Company, Fidelity Variable Insurance Products Fund II and
                                      Fidelity Distributors Corporation
 (7) 1-A(8)(k)                        Form of Participation Agreement among Kemper Investors Life Insurance
                                      Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors
                                      LLC
 (7) 1-A(8)(l)                        Form of Participation Agreement Among Templeton Variable Products Series
                                      Fund, Franklin Templeton Distributors, Inc. and Kemper Investors Life
                                      Insurance Company.
 (2) 1-A(10)                          Application for Policy
 (2) 2                                Specimen Notice of Withdrawal Right
 (2) 3(a)                             Opinion and consent of legal officer of KILICO as to legality of policies being registered
 (6) 3(b)(i)                          Opinion and consent of actuarial officer of KILICO regarding prospectus illustrations and actuarial matters
 (7) 3(b)(ii)                         Opinion and consent of actuarial officer of KILICO regarding prospectus illustrations and actuarial matters
  6(a)                                Consents of PricewaterhouseCoopers LLP, independent accountants
  6(b)                                Consent of KPMG LLP, independent auditors
 (2) 8                                Procedures Memorandum, pursuant to Rule 6e-3(T)(b)(12)(iii)
 (1) 11                               Representation, description and undertakings regarding mortality and expense risk charge pursuant to Rule 6e-3(T)(b)(13)(iii)(F)


-------------------------

(1) Incorporated by reference to the Registration Statement of the Registrant on Form S-6 filed on or about December 26, 1995 (File No. 33-65399).



(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form S-6 filed on or about June 5, 1996 (File No. 33-65399).



(3) Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.



(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form S-6 filed on or about April 28, 1997 (File No. 33-65399).


(5) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996 (File No. 2-72671).


(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form S-6 filed on or about April 27, 1998 (File No. 33-65399).



(7) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of the Registrant on Form S-6 filed on or about October 28, 1998 (File No. 33-65399).

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, KILICO Variable Separate Account has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 22nd day of January, 1999.


                                          KILICO VARIABLE SEPARATE ACCOUNT
                                          (Registrant)

                                          By: Kemper Investors Life Insurance
                                          Company
                                          (Depositor)

                                          By:
                                            /s/ JOHN B. SCOTT

                                            ------------------------------------
                                            John B. Scott, Chief Executive
                                              Officer
                                            and President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 22nd day of January, 1999.



                   SIGNATURE                                            TITLE
                   ---------                                            -----

/s/ JOHN B. SCOTT                                  Chief Executive Officer, President and Director
-----------------------------------------------    (Principal Executive Officer)
John B. Scott

/s/ W. H. BOLINDER                                 Chairman of the Board and Director
-----------------------------------------------
William H. Bolinder

/s/ FREDERICK L. BLACKMON                          Senior Vice President and Chief Financial
-----------------------------------------------    Officer (Principal Financial Officer and
Frederick L. Blackmon                              Principal Accounting Officer)

/s/ LOREN J. ALTER                                 Director
-----------------------------------------------
Loren J. Alter

/s/ DAVID A. BOWERS                                Director
-----------------------------------------------
David A. Bowers

/s/ ELIANE C. FRYE                                 Director
-----------------------------------------------
Eliane C. Frye

/s/ GUNTHER GOSE                                   Director
-----------------------------------------------
Gunther Gose

/s/ JAMES E. HOHMANN                               Director
-----------------------------------------------
James E. Hohmann

                                 EXHIBIT INDEX


6(a)       Consents of PricewaterhouseCoopers LLP, independent
           accountants
6(b)       Consent of KPMG LLP, independent auditors